       As filed with the Securities and Exchange Commission on February 22, 2002

                                                      1933 Act Reg. No. 33-44611
                                                      1940 Act Reg. No. 811-6463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                -----

     Pre-Effective Amendment No. ------                         -----

     Post-Effective Amendment No.  24                             X
                                 ------                         -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


         Amendment No.   26                                       X
                       ------                                   -----

(Check appropriate box or boxes.)

                          AIM INTERNATIONAL FUNDS, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)


                                    Copy to:
 P. Michelle Grace, Esquire                     Martha J. Hays, Esquire
    A I M Advisors, Inc.                Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                1735 Market Street, 51st Floor
 Houston, Texas  77046-1173             Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment


It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
-----

  X   on February 28, 2002 pursuant to paragraph (b)
-----

      60 days after filing pursuant to paragraph (a)(1)
-----

      on (date) pursuant to paragraph (a)(1)
-----

      75 days after filing pursuant to paragraph (a)(2)
-----
      on (date) pursuant to paragraph (a)(2) of rule 485
-----

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

      AIM ASIAN GROWTH FUND
      --------------------------------------------------------------------------

      AIM Asian Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2002


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      2
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          3

Performance Table                             3

FEE TABLE AND EXPENSE EXAMPLE                 4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     4

Expense Example                               4

FUND MANAGEMENT                               5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   5

Advisor Compensation                          5

Portfolio Managers                            5

OTHER INFORMATION                             5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 5

Dividends and Distributions                   5

FINANCIAL HIGHLIGHTS                          6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its assets in marketable equity securities issued by Asian companies (except Japanese companies), including companies with market capitalizations of less than $1 billion. The fund considers Asian companies to be those (1) organized under the laws of a country in Asia and having a principal office in a country in Asia; (2) that derive 50% or more of their total revenues from business in Asia; or (3) whose equity securities are traded principally on a stock exchange, or in an over-the-counter market, in Asia.

  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The fund may also invest up to 35% of its total assets in securities of non-Asian companies. The fund may also invest up to 35% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

  The fund will normally invest in companies located in at least three countries, including countries in Asia as well as Australia and New Zealand. The fund may also invest up to 100% of its total assets in companies in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................   -8.54%
1999..................................................................   67.98%
2000..................................................................  -22.44%
2001..................................................................   -5.77%



  During the periods shown in the bar chart, the highest quarterly return was 40.89% (quarter ended June 30, 1999) and the lowest quarterly return was -25.67% (quarter ended June 30, 1998).



PERFORMANCE TABLE(1)


The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                      SINCE             INCEPTION
December 31, 2001)                        1 YEAR          INCEPTION             DATE
------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                     (10.92)%          (2.04)%            11/03/97
  Return After Taxes on Distributions     (10.92)           (2.10)             11/03/97
  Return After Taxes on Distributions
     and Sale of Fund Shares               (6.65)           (1.64)             11/03/97
Class B
  Return Before Taxes                     (11.07)           (1.89)             11/03/97
Class C
  Return Before Taxes                      (7.42)           (1.44)             11/03/97
------------------------------------------------------------------------------------------
MSCI AC Asia Pacific Free ex-Japan
  Index(2)
  (reflects no deduction for fees,
     expenses, or taxes)                  (2.40)            (2.40)(3)          10/31/97(3)
------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.



(1)A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The Morgan Stanley Capital International All Country Asia Pacific Free ex-Japan Index measures the performance of 11 developed and emerging countries in the Pacific rim, excluding Japan. The index excludes shares that are not readily purchased by non-local investors.


(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)               5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)  None(1)  5.00%     1.00%
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees              0.95%     0.95%     0.95%

Distribution and/or
Service (12b-1) Fees         0.35      1.00      1.00

Other Expenses(3)            1.07      1.07      1.07

Total Annual Fund
Operating Expenses(4,5)      2.37      3.02      3.02
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


(4) Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2001 for Class A, Class B and Class C shares were 2.02%, 2.67% and 2.67%, respectively.


(5) The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Operating Expenses of Class A shares to 2.25% (e.g., if AIM waives 0.12% of Class A expenses, AIM will also waive 0.12% of Class B and Class C expenses). This agreement may be terminated at any time.


You may be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses and reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $777    $1,249    $1,746     $3,107
Class B    805     1,233     1,787      3,185
Class C    405       933     1,587      3,337
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $777    $1,249    $1,746     $3,107
Class B    305       933     1,587      3,185
Class C    305       933     1,587      3,337
----------------------------------------------

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.60% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1989.


- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1990.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Asian Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



  A significant portion of the fund's returns was attributable to its investments in IPOs during the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return.



                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                               NOVEMBER 3, 1997
                                                                                               (DATE OPERATIONS
                                                                 YEAR ENDED OCTOBER 31,           COMMENCED)
                                                              -----------------------------     TO OCTOBER 31,
                                                              2001(a)    2000(a)    1999(a)          1998
                                                              -------    -------    -------    ----------------
Net asset value, beginning of period                          $10.70     $10.76     $ 7.69         $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)     (0.07)     (0.03)           0.05
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.06)      0.01       3.14           (2.36)
===============================================================================================================
    Total from investment operations                           (2.07)     (0.06)      3.11           (2.31)
===============================================================================================================
Less distributions:
  Dividends from net investment income                            --         --      (0.04)             --
===============================================================================================================
  Distributions from net realized gains                        (0.04)        --         --              --
===============================================================================================================
Net asset value, end of period                                $ 8.59     $10.70     $10.76         $  7.69
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                               (19.46)%    (0.56)%    40.66%         (23.10)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $61,729    $93,755    $25,420        $ 7,716
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.02%(c)   1.92%      1.92%           1.92%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.37%(c)   2.06%      2.72%           4.88%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.06)%(c)  (0.57)%   (0.50)%          0.70%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                           73%        64%       142%             79%
_______________________________________________________________________________________________________________
===============================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include sales charges and is not annualized for periods less than one year.

(c)Ratios are based on average daily net assets of $79,836,318.

(d)Annualized.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                               NOVEMBER 3, 1997
                                                                                               (DATE OPERATIONS
                                                                 YEAR ENDED OCTOBER 31,           COMMENCED)
                                                              -----------------------------     TO OCTOBER 31,
                                                              2001(a)    2000(a)    1999(a)          1998
                                                              -------    -------    -------    ----------------
Net asset value, beginning of period                          $10.50     $10.65     $  7.63        $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)     (0.17)      (0.13)         (0.01)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.01)      0.02        3.16          (2.36)
===============================================================================================================
    Total from investment operations                           (2.08)     (0.15)       3.03          (2.37)
===============================================================================================================
Less distributions:
  Dividends from net investment income                            --         --       (0.01)            --
===============================================================================================================
  Distributions from net realized gains                        (0.04)        --          --             --
===============================================================================================================
Net asset value, end of period                                $ 8.38     $10.50     $ 10.65        $  7.63
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                               (19.92)%    (1.41)%     39.76%        (23.70)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $25,479    $39,852    $12,070        $ 3,030
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.67%(c)   2.67%       2.79%          2.80%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.02%(c)   2.76%       3.59%          5.75%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.72)%(c)  (1.32)%    (1.37)%        (0.18)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                           73%        64%        142%            79%
_______________________________________________________________________________________________________________
===============================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c)Ratios are based on average daily net assets of $34,109,098.

(d)Annualized.


                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                               NOVEMBER 3, 1997
                                                                                               (DATE OPERATIONS
                                                                 YEAR ENDED OCTOBER 31,           COMMENCED)
                                                              -----------------------------     TO OCTOBER 31,
                                                              2001(a)    2000(a)    1999(a)          1998
                                                              -------    -------    -------    ----------------
Net asset value, beginning of period                          $10.49     $10.63     $ 7.61         $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)     (0.17)     (0.13)          (0.01)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (2.01)      0.03       3.16           (2.38)
===============================================================================================================
    Total from investment operations                           (2.08)     (0.14)      3.03           (2.39)
===============================================================================================================
Less distributions:
  Dividends from net investment income                            --         --      (0.01)             --
===============================================================================================================
  Distributions from net realized gains                        (0.04)        --         --              --
===============================================================================================================
Net asset value, end of period                                $ 8.37     $10.49     $10.63         $  7.61
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                               (19.94)%    (1.32)%    39.86%         (23.90)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,692     $6,797     $5,008         $   686
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.67%(c)   2.67%      2.79%           2.80%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.02%(c)   2.76%      3.59%           5.75%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.72)%(c)  (1.32)%   (1.37)%         (0.18)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                           73%        64%       142%             79%
_______________________________________________________________________________________________________________
===============================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c)Ratios are based on average daily net assets of $6,322,879.

(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com
--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM Asian Growth Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   AAG-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM EUROPEAN

      DEVELOPMENT FUND

      --------------------------------------------------------------------------

      AIM European Development Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
      PROSPECTUS

      MARCH 1, 2002




                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1

------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             2

------------------------------------------------------

PERFORMANCE INFORMATION                              3

------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4

------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5

------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5

------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6

------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1

------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover

------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 80% of its total assets in marketable equity securities of European companies, including companies with market capitalizations of less than $1 billion. The fund considers European companies to be those (1) organized under the laws of a country in Europe and having a principal office in a country in Europe; (2) that derive 50% or more of their total revenues from business in Europe; or (3) whose equity securities are traded principally in a stock exchange, or in an over-the-counter market, in Europe.

  The fund will normally invest in the securities of companies located in at least three European countries. The fund may invest up to 65% of its total assets in European companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European companies. The fund may invest up to 20% of its total assets in securities of non-European companies. The fund may also invest up to 20% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................   40.62%
1999..................................................................   66.62%
2000..................................................................   -3.28%
2001..................................................................  -24.72%



  During the periods shown in the bar chart, the highest quarterly return was 54.69% (quarter ended December 31, 1999) and the lowest quarterly return was -21.50% (quarter ended March 31, 2001).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended                               SINCE      INCEPTION
December 31, 2001)                        1 YEAR   INCEPTION         DATE
----------------------------------------------------------------------------
Class A
  Return Before Taxes                     (28.87)%   12.58%      11/03/97
  Return After Taxes on Distributions     (28.87)    12.57       11/03/97
  Return After Taxes on Distributions
     and Sale of Fund Shares              (17.58)    10.40       11/03/97
Class B
  Return Before Taxes                     (28.96)    12.98       11/03/97
Class C
  Return Before Taxes                     (25.95)    13.33       11/03/97
----------------------------------------------------------------------------
MSCI Europe Index(1)                      (19.90)  3.42(2)       10/31/97(2)
  (reflects no deduction for fees,
     expenses, or taxes
----------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Morgan Stanley Capital International Europe Index is an unmanaged index that is designed to represent the performance of developed stock markets in Europe.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------
(paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees              0.95%     0.95%     0.95%

Distribution and/or
Service (12b-1) Fees         0.35      1.00      1.00

Other Expenses(3)            0.54      0.54      0.54

Total Annual Fund
Operating Expenses           1.84      2.49      2.49
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $727    $1,097    $1,491     $2,590
Class B    752     1,076     1,526      2,666
Class C    352       776     1,326      2,826
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $727    $1,097    $1,491     $2,590
Class B    252       776     1,326      2,666
Class C    252       776     1,326      2,826
----------------------------------------------


                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.95% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM European Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes any long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                                                   NOVEMBER 3, 1997
                                                                                                   (DATE OPERATIONS
                                                                   YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                              ---------------------------------      OCTOBER 31,
                                                              2001(a)       2000(a)      1999          1998(a)
                                                              --------      --------    -------    ----------------
Net asset value, beginning of period                          $  23.59      $  16.42    $ 12.96        $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)        (0.21)     (0.11)         (0.08)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         (7.01)         7.38       3.58           3.04
===================================================================================================================
    Total from investment operations                             (7.07)         7.17       3.47           2.96
===================================================================================================================
  Less distributions from net investment income                     --            --      (0.01)            --
===================================================================================================================
Net asset value, end of period                                $  16.52      $  23.59    $ 16.42        $ 12.96
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                 (29.97)%       43.67%     26.81%         29.60%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $157,651      $273,605    $99,148        $76,686
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                           1.83%(c)      1.69%      1.88%          1.98%(d)(e)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets      (0.32)%(c)    (0.82)%    (0.69)%        (0.58)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             99%          112%       122%            93%
___________________________________________________________________________________________________________________
===================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $212,672,819.


(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.

(e) Annualized.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                                                   NOVEMBER 3, 1997
                                                                                                   (DATE OPERATIONS
                                                                   YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                              ---------------------------------      OCTOBER 31,
                                                              2001(a)       2000(a)      1999          1998(a)
                                                              --------      --------    -------    ----------------
Net asset value, beginning of period                          $  23.11      $  16.20    $ 12.87        $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.19)        (0.38)     (0.22)         (0.18)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         (6.85)         7.29       3.55           3.05
===================================================================================================================
    Total from investment operations                             (7.04)         6.91       3.33           2.87
===================================================================================================================
Net asset value, end of period                                $  16.07      $  23.11    $ 16.20        $ 12.87
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                 (30.46)%       42.65%     25.87%         28.70%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $105,324      $169,614    $67,074        $50,121
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                           2.50%(c)      2.39%      2.63%          2.72%(d)(e)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets      (0.98)%(c)    (1.52)%    (1.44)%        (1.32)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             99%          112%       122%            93%
___________________________________________________________________________________________________________________
===================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $136,238,861.


(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.

(e) Annualized.


                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                                                 NOVEMBER 3, 1997
                                                                                                 (DATE OPERATIONS
                                                                  YEAR ENDED OCTOBER 31,          COMMENCED) TO
                                                              -------------------------------      OCTOBER 31,
                                                              2001(a)      2000(a)     1999          1998(a)
                                                              -------      -------    -------    ----------------
Net asset value, beginning of period                          $ 23.13      $ 16.21    $ 12.88         $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.19)       (0.38)     (0.23)         (0.18)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        (6.85)        7.30       3.56           3.06
=================================================================================================================
    Total from investment operations                            (7.04)        6.92       3.33           2.88
=================================================================================================================
Net asset value, end of period                                $ 16.09      $ 23.13    $ 16.21         $12.88
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                (30.44)%      42.69%     25.85%         28.80%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,604      $54,164    $11,938         $9,639
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                          2.50%(c)     2.39%      2.63%          2.72%(d)(e)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (0.98)%(c)   (1.52)%    (1.44)%        (1.32)%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            99%         112%       122%            93%
_________________________________________________________________________________________________________________
=================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $43,051,257.


(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.

(e) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

-----------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

----------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM European Development Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   EDF-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

       AIM GLOBAL

       AGGRESSIVE GROWTH FUND

      --------------------------------------------------------------------------

       AIM Global Aggressive Growth Fund seeks to provide above-average long-term growth of capital.

                                                     AIM--Registered Trademark--

       PROSPECTUS

       MARCH 1, 2002




                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEAR HERE]                              INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND             1

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                              2

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                            A-1

- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is above-average long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of small- and medium-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................   32.15%
1996..................................................................   23.53%
1997..................................................................    4.03%
1998..................................................................    3.93%
1999..................................................................   70.58%
2000..................................................................  (21.98)%
2001..................................................................  (25.59)%



  During the periods shown in the bar chart, the highest quarterly return was 49.33% (quarter ended December 31, 1999) and the lowest quarterly return was -21.50% (quarter ended September 30, 2001).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE      INCEPTION
December 31, 2001)                        1 YEAR     5 YEARS     INCEPTION      DATE
------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                     (29.14)%     0.39%        7.34%      09/15/94
  Return After Taxes on Distributions     (29.14)     (0.65)        6.55       09/15/94
  Return After Taxes on Distributions
    and Sale of Fund Shares               (17.74)      0.65         6.36       09/15/94
Class B
  Return Before Taxes                     (29.70)      0.52         7.48       09/15/94
Class C
  Return Before Taxes                     (26.68)        --        (1.94)      08/04/97
------------------------------------------------------------------------------------------
MSCI World Index(1)
  (reflects no deduction for fees,
    expenses, or taxes)                   (16.82)      5.37         7.67(2)    08/31/94(2)
MSCI AC World Free Index(3)
  (reflects no deduction for fees,
    expenses, or taxes)                   (15.91)      5.18         7.27(2)    08/31/94(2)
------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(3) The Morgan Stanley Capital International All Country World Free Index measures the performance of securities available to foreign investors listed on the major world stock exchanges of 47 markets, including both developed and emerging markets. The fund has elected to use the Morgan Stanley Capital International All Country World Free Index because it more closely reflects the performance of stocks in which the fund invests.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees              0.88%     0.88%     0.88%

Distribution and/or
Service (12b-1) Fees         0.50      1.00      1.00

Other Expenses(3)            0.50      0.50      0.50

Total Annual Fund
Operating Expenses           1.88      2.38      2.38
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $657    $1,038    $1,443     $2,571
Class B    741     1,042     1,470      2,592
Class C    341       742     1,270      2,716
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $657    $1,038    $1,443     $2,571
Class B    241       742     1,270      2,592
Class C    241       742     1,270      2,716
----------------------------------------------


                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.88% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.


- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.


- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2001          2000(a)      1999(a)     1998(a)      1997(a)
                                                              --------       ----------    --------    --------    ----------
Net asset value, beginning of period                          $  25.87       $    21.95    $  15.87    $  17.28    $    15.76
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)           (0.28)      (0.17)      (0.10)        (0.15)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (8.42)            5.56        6.25       (1.31)         1.67
=============================================================================================================================
    Total from investment operations                             (8.55)            5.28        6.08       (1.41)         1.52
=============================================================================================================================
Less distributions from net realized gains                       (4.74)           (1.36)         --          --            --
=============================================================================================================================
Net asset value, end of period                                $  12.58       $    25.87    $  21.95    $  15.87    $    17.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                 (38.87)%          24.27%      38.31%      (8.16)%        9.65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $563,828       $1,103,740    $852,198    $937,587    $1,242,505
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           1.87%(c)         1.65%       1.80%       1.75%         1.75%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)       (0.96)%     (0.95)%     (0.55)%       (0.88)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                             87%              62%         60%         50%           57%
_____________________________________________________________________________________________________________________________
=============================================================================================================================


(a) Calculated using average shares outstanding.

(b) Does not include sales charges.


(c) Ratios are based on average daily net assets of $785,710,258.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          CLASS B
                                                             -----------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                             -----------------------------------------------------------------
                                                                2001           2000(a)      1999(a)     1998(a)      1997(a)
                                                             ----------       ----------    --------    --------    ----------
Net asset value, beginning of period                         $    24.98       $    21.35    $  15.52    $  17.00    $    15.58
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.21)           (0.42)      (0.27)      (0.19)        (0.24)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (8.06)            5.41        6.10       (1.29)         1.66
==============================================================================================================================
    Total from investment operations                              (8.27)            4.99        5.83       (1.48)         1.42
==============================================================================================================================
Less distributions from net realized gains                        (4.74)           (1.36)         --          --            --
==============================================================================================================================
Net asset value, end of period                               $    11.97       $    24.98    $  21.35    $  15.52    $    17.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  (39.19)%          23.56%      37.56%      (8.71)%        9.11%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $  583,933       $1,158,979    $926,972    $947,293    $1,241,999
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                            2.39%(c)         2.19%       2.37%       2.32%         2.30%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.27)%(c)       (1.50)%     (1.52)%     (1.11)%       (1.44)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                              87%              62%         60%         50%           57%
______________________________________________________________________________________________________________________________
==============================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.

(c) Ratios are based on average daily net assets of $816,300,085.



                                                                                   CLASS C
                                                    ---------------------------------------------------------------------
                                                                                                       AUGUST 4, 1997
                                                                                                   (DATE SALES COMMENCED)
                                                              YEAR ENDED OCTOBER 31,                         TO
                                                    -------------------------------------------         OCTOBER 31,
                                                     2001         2000(a)    1999(a)    1998(a)           1997(a)
                                                    -------       -------    -------    -------    ----------------------
Net asset value, beginning of period                $24.99        $21.35     $15.52     $17.00             $18.39
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.21)        (0.42)     (0.27)     (0.19)             (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                  (8.06)         5.42       6.10      (1.29)             (1.35)
=========================================================================================================================
    Total from investment operations                 (8.27)         5.00       5.83      (1.48)             (1.39)
=========================================================================================================================
Less distributions from net realized gains           (4.74)        (1.36)        --         --                 --
=========================================================================================================================
Net asset value, end of period                      $11.98        $24.99     $21.35     $15.52             $17.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                     (39.17)%       23.61%     37.56%     (8.71)%             7.56%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $28,260       $50,908    $16,325    $13,186            $4,676
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets               2.39%(c)      2.19%      2.37%      2.34%              2.36%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                         (1.28)%(c)    (1.50)%    (1.52)%    (1.13)%            (1.50)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                 87%           62%        60%        50%                57%
_________________________________________________________________________________________________________________________
=========================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $37,992,693.

(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM Global Aggressive Growth Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com  GLA-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM GLOBAL GROWTH FUND

      --------------------------------------------------------------------------

      AIM Global Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2002


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEAR HERE]                              INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES                  1

------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1

------------------------------------------------------

PERFORMANCE INFORMATION                              2

------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3

------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4

------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4

------------------------------------------------------

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5

------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1

------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover

------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................   30.09%
1996..................................................................   19.87%
1997..................................................................   13.85%
1998..................................................................   22.08%
1999..................................................................   52.20%
2000..................................................................  (22.15)%
2001..................................................................  (30.05)%



During the periods shown in the bar chart, the highest quarterly return was 38.05% (quarter ended December 31, 1999) and the lowest quarterly return was -25.90% (quarter ended March 31, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                                         SINCE       INCEPTION
December 31, 2001)                        1 YEAR   5 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------------
Class A
  Return Before Taxes                     (33.39)%   1.87%      7.29%      09/15/94
  Return After Taxes on Distributions     (33.39)    1.38       6.84       09/15/94
  Return After Taxes on Distributions
    and Sale of Fund Shares               (20.33)    1.56       6.04       09/15/94
Class B
  Return Before Taxes                     (33.90)    1.94       7.43       09/15/94
Class C
  Return Before Taxes                     (31.10)      --     (1.07)       08/04/97
--------------------------------------------------------------------------------------
MSCI AC World Free Index(1)
  (reflects no deduction for fees,
    expenses, or taxes                    (15.91)    5.18       7.27(2)    08/31/94(2)
MSCI World Index(3)
  (reflects no deduction for fees,
    expenses, or taxes                    (16.82)    5.37       7.67(2)    08/31/94(2)
--------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.



(1) The Morgan Stanley Capital International All Country World Free Index measures the performance of securities available to foreign investors listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.
(3) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges. The fund has elected to use the Morgan Stanley Capital International World Index because it more closely reflects the performance of stocks in which the fund invests.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees               0.84%     0.84%     0.84%

Distribution and/or
Service (12b-1) Fees          0.50      1.00      1.00

Other Expenses(3)             0.45      0.45      0.45

Total Annual Fund
Operating Expenses            1.79      2.29      2.29


---------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


You may be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $648    $1,012    $1,399     $2,480
Class B    732     1,015     1,425      2,501
Class C    332       715     1,225      2,626
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $648    $1,012    $1,399     $2,480
Class B    232       715     1,225      2,501
Class C    232       715     1,225      2,626
----------------------------------------------


                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.73% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.


- Benjamin A. Hock, Jr., Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisers, Inc.



- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996.


- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.


- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)       1999        1998        1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  24.83    $  23.43    $  17.91    $  16.65    $  14.20
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.03)      (0.10)      (0.05)      (0.04)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (10.08)       2.77        6.12        1.74        2.49
======================================================================================================================
    Total from investment operations                            (10.21)       2.74        6.02        1.69        2.45
======================================================================================================================
Less distributions from net realized gains                       (0.04)      (1.34)      (0.50)      (0.43)         --
======================================================================================================================
Net asset value, end of period                                $  14.58    $  24.83    $  23.43    $  17.91    $  16.65
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (41.17)%     11.52%      34.43%      10.43%      17.25%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $439,612    $796,992    $388,549    $219,050    $178,917
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.68%(c)     1.62%      1.67%       1.70%       1.76%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.79%(c)     1.63%      1.67%       1.70%       1.76%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)    (0.10)%    (0.57)%    (0.27)%     (0.30)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           134%         110%         93%         97%         96%
______________________________________________________________________________________________________________________
======================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include sales charges.

(c) Ratios are based on average daily net assets of $575,774,649.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)     1999(a)     1998(a)       1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.98    $  22.78    $  17.52    $  16.39    $  14.05
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.24)      (0.17)      (0.23)      (0.15)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (9.70)       2.71        5.99        1.71        2.45
======================================================================================================================
    Total from investment operations                             (9.94)       2.54        5.76        1.56        2.34
======================================================================================================================
Less distributions from net realized gains                       (0.04)      (1.34)      (0.50)      (0.43)         --
======================================================================================================================
Net asset value, end of period                                $  14.00    $  23.98    $  22.78    $  17.52    $  16.39
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (41.50)%     10.95%      33.69%       9.78%      16.65%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $369,171    $806,409    $425,345    $282,456    $224,225
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.19%(c)     2.16%      2.23%       2.26%       2.29%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.30%(c)     2.17%      2.23%       2.26%       2.29%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.16)%(c)    (0.64)%    (1.13)%    (0.83)%     (0.83)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            134%        110%         93%         97%         96%
______________________________________________________________________________________________________________________
======================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.

(c) Ratios are based on average daily net assets of $551,303,019.



                                                                                      CLASS C
                                                           -------------------------------------------------------------
                                                                                                        AUGUST 4, 1997
                                                                                                          (DATE SALES
                                                                    YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                           ----------------------------------------       OCTOBER 31,
                                                            2001      2000(a)    1999(a)    1998(a)          1997
                                                           -------    -------    -------    -------    -----------------
Net asset value, beginning of period                       $ 23.98    $22.79     $17.52     $16.39          $17.39
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.22)    (0.17)     (0.23)     (0.15)         (0.03)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (9.71)     2.70       6.00       1.71          (0.97)
========================================================================================================================
    Total from investment operations                         (9.93)     2.53       5.77       1.56          (1.00)
========================================================================================================================
Less distributions from net realized gains                   (0.04)    (1.34)     (0.50)     (0.43)             --
========================================================================================================================
Net asset value, end of period                             $ 14.01    $23.98     $22.79     $17.52          $16.39
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                             (41.46)%   10.90%     33.69%      9.78%         (5.75)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $51,624    $88,810    $31,356    $11,765         $1,100
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            2.19%(c)   2.16%     2.23%      2.26%           2.29%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.30%(c)   2.17%     2.23%      2.26%           2.29%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (1.16)%(c)  (0.64)%  (1.13)%    (0.83)%         (0.83)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                        134%      110%        93%        97%             96%
________________________________________________________________________________________________________________________
========================================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $69,540,733.

(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------
BY MAIL:                 A I M Fund Services, Inc.
                         P.O. Box 4739
                         Houston, TX 77210-4739

BY TELEPHONE:            (800) 347-4246

ON THE INTERNET:         You can send us a request
                         by e-mail or download
                         prospectuses, annual or
                         semiannual reports via
                         our website:
                         http://www.aimfunds.com
---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM Global Growth Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   GLG-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM GLOBAL INCOME FUND
      --------------------------------------------------------------------------

      AIM Global Income Fund seeks to provide high current income, with a secondary objective of protection of principal and growth of capital.

                                                     AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2002




                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2
------------------------------------------------------

Performance Table                                    2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3
------------------------------------------------------

Expense Example                                      3
------------------------------------------------------

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4
------------------------------------------------------

Advisor Compensation                                 4
------------------------------------------------------

Portfolio Managers                                   4
------------------------------------------------------

OTHER INFORMATION                                    4
------------------------------------------------------

Sales Charges                                        4
------------------------------------------------------

Dividends and Distributions                          4
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is high current income. Its secondary objective is protection of principal and growth of capital. The investment objectives of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds." Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization.


  The portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income or growth of capital. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................  19.39%
1996..................................................................  10.30%
1997..................................................................   7.68%
1998..................................................................   4.76%
1999..................................................................  (3.62)%
2000..................................................................   0.85%
2001..................................................................   4.07%



  During the periods shown in the bar chart, the highest quarterly return was 6.26% (quarter ended March 31, 1995) and the lowest quarterly return was -2.40% (quarter ended June 30, 1999).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                                        SINCE      INCEPTION
December 31, 2001)                        1 YEAR   5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------------
Class A
  Return Before Taxes                     (0.88)%    1.68%     5.09%       09/15/94
  Return After Taxes on Distributions     (3.38)    (0.43)     2.50        09/15/94
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                               (0.54)     0.31      2.80        09/15/94
Class B
  Return Before Taxes                     (1.34)     1.84      5.25        09/15/94
Class C
  Return Before Taxes                      2.44        --      1.73        08/04/97
--------------------------------------------------------------------------------------
Salomon Bros. World Gov't Bond Index(1)
  (reflects no deduction for fees,
     expenses, or taxes)                  (0.99)     2.16      4.59(2)     08/31/94(2)
--------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Salomon Brothers World Government Bond Index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US $25 million. The index measures the performance of the domestic government bond markets in fourteen countries combined.

(2) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees               0.70%     0.70%     0.70%

Distribution and/or
Service (12b-1) Fees          0.50      1.00      1.00

Other Expenses(3)             0.46      0.46      0.46

Total Annual Fund
Operating Expenses(4)         1.66      2.16      2.16

Fee Waivers(5, 6)             0.16      0.16      0.16

Net Expenses                  1.50      2.00      2.00
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


(4) Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2001 for Class A, Class B and Class C shares were 1.25%, 1.75% and 1.75%, respectively.


(5) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 0.16% of Class A expenses, AIM will also waive 0.16% of Class B and Class C shares expenses).


(6) Further, the advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25% (e.g. if AIM waives an additional 0.25% of Class A expenses, AIM will also waive an additional 0.25% of Class B and Class C share expenses). This agreement may be terminated at any time.


You may be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $636     $974     $1,334     $2,347
Class B    719      976      1,359      2,366
Class C    319      676      1,159      2,493
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $636     $974     $1,334     $2,347
Class B    219      676      1,159      2,366
Class C    219      676      1,159      2,493
----------------------------------------------


                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.29% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1992.


- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                                                        CLASS A
                                                                -------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                                -------------------------------------------------------
                                                                  2001          2000       1999       1998       1997
                                                                --------      --------    -------    -------    -------
Net asset value, beginning of period                            $   8.91      $   9.72    $ 10.60    $ 10.93    $ 10.85
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.61          0.66       0.67       0.71       0.72
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.14         (0.79)     (0.86)     (0.27)      0.21
=======================================================================================================================
    Total from investment operations                                0.75         (0.13)     (0.19)      0.44       0.93
=======================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.60)        (0.13)     (0.61)     (0.61)     (0.72)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --            --         --      (0.07)     (0.13)
-----------------------------------------------------------------------------------------------------------------------
  Returns of capital                                               (0.01)        (0.55)     (0.08)     (0.09)        --
=======================================================================================================================
    Total distributions                                            (0.61)        (0.68)     (0.69)     (0.77)     (0.85)
=======================================================================================================================
Net asset value, end of period                                  $   9.05      $   8.91    $  9.72    $ 10.60    $ 10.93
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                     8.64%        (1.38)%    (1.94)%     3.95%      9.05%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $110,579      $105,636    $51,077    $58,115    $30,924
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.25%(b)      1.25%      1.25%      1.23%      1.25%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.66%(b)      1.71%      1.67%      1.73%      1.86%
=======================================================================================================================
Ratio of net investment income to average net assets                6.75%(b)      6.97%      6.54%      6.38%      6.54%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                               92%          184%        93%        47%        61%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) Does not include sales charges.

(b) Ratios are based on average daily net assets of $106,937,946.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       CLASS B
                                                                -----------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                -----------------------------------------------------
                                                                 2001         2000       1999       1998       1997
                                                                -------      -------    -------    -------    -------
Net asset value, beginning of period                            $  8.91      $  9.72    $ 10.59    $ 10.92    $ 10.84
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.56         0.61       0.62       0.65       0.67
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.14        (0.79)     (0.85)     (0.27)      0.21
=====================================================================================================================
    Total from investment operations                               0.70        (0.18)     (0.23)      0.38       0.88
=====================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.55)       (0.12)     (0.56)     (0.55)     (0.67)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           --         --      (0.07)     (0.13)
---------------------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.01)       (0.51)     (0.08)     (0.09)        --
=====================================================================================================================
    Total distributions                                           (0.56)       (0.63)     (0.64)     (0.71)     (0.80)
=====================================================================================================================
Net asset value, end of period                                  $  9.05      $  8.91    $  9.72    $ 10.59    $ 10.92
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                    8.08%       (1.94)%    (2.37)%     3.38%      8.48%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $45,510      $60,391    $34,423    $36,525    $25,121
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(b)     1.75%      1.75%      1.75%      1.76%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.16%(b)     2.21%      2.17%      2.25%      2.37%
=====================================================================================================================
Ratio of net investment income to average net assets               6.25%(b)     6.47%      6.04%      5.87%      6.03%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                              92%         184%        93%        47%       61%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) Does not include contingent deferred sales charges.


(b) Ratios are based on average daily net assets of $53,615,216.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                        CLASS C
                                                             -------------------------------------------------------------
                                                                                                           AUGUST 4, 1997
                                                                                                             (DATE SALES
                                                                       YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                             ------------------------------------------      OCTOBER 31,
                                                              2001         2000       1999       1998          1997(a)
                                                             -------      -------    -------    -------    ---------------
Net asset value, beginning of period                         $  8.91      $  9.71    $ 10.59    $ 10.92        $10.76
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.56         0.60       0.62       0.66          0.15
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.14        (0.77)     (0.86)     (0.28)         0.17
==========================================================================================================================
    Total from investment operations                            0.70        (0.17)     (0.24)      0.38          0.32
==========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.55)       (0.12)     (0.56)     (0.55)        (0.13)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --         --      (0.07)        (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                           (0.01)       (0.51)     (0.08)     (0.09)           --
==========================================================================================================================
    Total distributions                                        (0.56)       (0.63)     (0.64)     (0.71)        (0.16)
==========================================================================================================================
Net asset value, end of period                               $  9.05      $  8.91    $  9.71    $ 10.59        $10.92
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 8.08%       (1.84)%     2.47%      3.39%         2.99%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $ 2,212      $ 1,780    $ 1,884    $ 1,785        $  242
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.75%(c)     1.75%      1.75%      1.73%         1.76%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.16%(c)     2.21%      2.17%      2.22%         2.37%(d)
==========================================================================================================================
Ratio of net investment income to average net assets            6.25%(c)     6.47%      6.04%      5.88%         6.03%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                           92%         184%        93%        47%           61%
__________________________________________________________________________________________________________________________
==========================================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c)Ratios are based on average daily net assets of $2,126,143.

(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM Global Income Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   GLI-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

       AIM INTERNATIONAL
       EQUITY FUND
       -------------------------------------------------------------------------

      AIM International Equity Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
      PROSPECTUS

      MARCH 1, 2002




                                     This prospectus contains important
                                     information about the
                                     Class A, B and C shares of the fund.
                                     Please read it before investing and
                                     keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved
                                     these securities or determined
                                     whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells
                                     you otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1

- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5

- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund invests, normally, at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

  At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1993..................................................................   45.78%
1994..................................................................    (3.34)%
1995..................................................................   16.41%
1996..................................................................   18.98%
1997..................................................................    5.70%
1998..................................................................   13.42%
1999..................................................................   55.08%
2000..................................................................   (25.69)%
2001..................................................................   (22.36)%



During the periods shown in the bar chart, the highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return was -16.31% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                                        SINCE      INCEPTION
December 31, 2001)                        1 YEAR   5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------------
Class A
  Return Before Taxes                     (26.64)%   0.27%      7.55%      04/07/92
  Return After Taxes on Distributions     (26.64)   (0.28)      6.94       04/07/92
  Return After Taxes on Distributions
     and Sale of Fund Shares              (16.22)    0.31       6.29       04/07/92
Class B
  Return Before Taxes                     (26.78)    0.29       3.88       09/15/94
Class C
  Return Before Taxes                     (23.72)      --      (2.02)      08/04/97
--------------------------------------------------------------------------------------
MSCI EAFE Index(1)                        (21.44)    0.89       5.94(2)    03/31/92(2)
  (reflects no deduction for fees,
     expenses, or taxes)
--------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.



(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------
(expenses that are deducted
from fund assets)           CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees               0.92%     0.92%     0.92%

Distribution and/or
Service (12b-1) Fees          0.30      1.00      1.00

Other Expenses(3)             0.39      0.39      0.39

Total Annual Fund
  Operating Expenses          1.61      2.31      2.31

Fee Waiver(4)                 0.04      0.04      0.04

Net Expenses                  1.57      2.27      2.27
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2)There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the modified plan.


(4) The investment advisor has contractually agreed to waive 0.05% on average net assets in excess of $500 million.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class
  A....   $705    $1,030    $1,378     $2,356
Class
  B....    734     1,021     1,435      2,471
Class
  C....    334       721     1,235      2,646
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $705    $1,030    $1,378     $2,356
Class B    234       721     1,235      2,471
Class C    234       721     1,235      2,646
----------------------------------------------


                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation of 0.88% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.


- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.


- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.


- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------
                                                           2001        2000(A)         1999        1998(A)       1997(A)
                                                        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                    $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.01)         0.08         (0.03)         0.05          0.04
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (5.66)         0.72          4.49          0.96          1.68
==========================================================================================================================
    Total from investment operations                         (5.67)         0.80          4.46          1.01          1.72
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          --            --         (0.11)        (0.06)        (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (1.48)        (0.93)        (0.21)           --         (0.43)
==========================================================================================================================
    Total distributions                                      (1.48)        (0.93)        (0.32)        (0.06)        (0.45)
==========================================================================================================================
Net asset value, end of period                          $    14.45    $    21.60    $    21.73    $    17.59    $    16.64
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                             (27.96)%        3.16%        25.73%         6.11%        11.43%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,404,269    $2,325,636    $2,058,419    $1,724,635    $1,577,390
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.57%(c)       1.44%        1.48%         1.45%         1.47%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.61%(c)       1.48%        1.52%         1.49%         1.51%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.04)%(c)       0.30%      (0.14)%        0.28%         0.24%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                         85%           87%           86%           78%           50%
__________________________________________________________________________________________________________________________
==========================================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include sales charges.

(c)Ratios are based on average daily net assets of $1,851,420,253.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)     1999(a)     1998(a)     1997(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.11)      (0.17)      (0.09)      (0.09)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.42)       0.74        4.36        0.95        1.66
======================================================================================================================
    Total from investment operations                             (5.55)       0.63        4.19        0.86        1.57
======================================================================================================================
Less distributions from net realized gains                       (1.48)      (0.93)      (0.21)         --       (0.43)
======================================================================================================================
Net asset value, end of period                                $  13.78    $  20.81    $  21.11    $  17.13    $  16.27
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (28.48)%      2.42%      24.72%       5.29%      10.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $612,125    $997,843    $887,106    $744,987    $678,809
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.27%(c)     2.18%      2.27%       2.22%       2.25%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.31%(c)     2.22%      2.31%       2.26%       2.28%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)    (0.44)%    (0.93)%    (0.49)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             85%         87%         86%         78%         50%
______________________________________________________________________________________________________________________
======================================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges.

(c)Ratios are based on average daily net assets of $787,939,985.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                     CLASS C
                                                          --------------------------------------------------------------
                                                                                                          AUGUST 4, 1997
                                                                                                           (DATE SALES
                                                                     YEAR ENDED OCTOBER 31,                 COMMENCED)
                                                          --------------------------------------------    TO OCTOBER 31,
                                                            2001      2000(a)     1999(a)     1998(a)        1997(a)
                                                          --------    --------    --------    --------    --------------
Net asset value, beginning of period                      $  20.82    $  21.13    $  17.14    $  16.27       $  17.64
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.13)      (0.11)      (0.17)      (0.09)         (0.02)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (5.42)       0.73        4.37        0.96          (1.35)
========================================================================================================================
    Total from investment operations                         (5.55)       0.62        4.20        0.87          (1.37)
========================================================================================================================
Less distributions from net realized gains                   (1.48)      (0.93)      (0.21)         --             --
========================================================================================================================
Net asset value, end of period                            $  13.79    $  20.82    $  21.13    $  17.14       $  16.27
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                             (28.47)%      2.37%      24.76%       5.35%          7.77%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $165,857    $253,998    $118,208    $ 58,579       $ 12,829
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            2.27%(c)     2.18%      2.27%       2.22%          2.27%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.31%(c)     2.22%      2.31%       2.26%          2.30%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.75)%(c)    (0.44)%    (0.93)%    (0.49)%        (0.55)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                         85%         87%         86%         78%            50%
________________________________________________________________________________________________________________________
========================================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c)Ratios are based on average daily net assets of $214,869,043.

(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to
          Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM
          Fund, the shares into which you exchanged will not convert to
          Class A shares until the end of the month which is eight
          years after the date on which you purchased your original
          shares.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

            CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%          4.99%
$ 50,000 but less than $  100,000     4.00           4.17
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000     1.00%          1.01%
$100,000 but less than $  250,000     0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                       4                 None
Third                        3                 None
Fourth                       3                 None
Fifth                        2                 None
Sixth                        1                 None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------
INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                25

IRA, Education IRA or Roth IRA                    250                                                50

All other accounts                                500                                                50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--1/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO
NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY       SHARES HELD AFTER AN      CDSC APPLICABLE UPON
 PURCHASED             EXCHANGE            REDEMPTION OF SHARES
------------     ---------------------     ---------------------
- Class A        - Class A shares of       - 1% if shares are
  shares of        Category I or II          redeemed within 18
  Category I       Fund                      months of initial
  or II Fund     - Class A shares of         purchase of
                   Category III Fund         Category I or II
                 - AIM Cash Reserve          Fund shares
                   Shares of AIM Money
                   Market Fund
- Class A        - Class A shares of       - No CDSC
  shares of        Category III Fund
  Category III   - Class A shares of
  Fund             AIM Tax-Exempt Cash
                   Fund
                 - AIM Cash Reserve
                   Shares of AIM Money
                   Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares
- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                              MCF--1/02

                                 THE AIM FUNDS

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                               A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                              MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--1/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                              MCF--1/02

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM International Equity Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   INT-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM INTERNATIONAL FUNDS, INC.
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF EACH PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC. LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B AND CLASS C SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2002, RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF THE FOLLOWING PROSPECTUSES:

                  FUND                                          DATED

         AIM ASIAN GROWTH FUND                              MARCH 1, 2002
     AIM EUROPEAN DEVELOPMENT FUND                          MARCH 1, 2002
   AIM GLOBAL AGGRESSIVE GROWTH FUND                        MARCH 1, 2002
        AIM GLOBAL GROWTH FUND                              MARCH 1, 2002
        AIM GLOBAL INCOME FUND                              MARCH 1, 2002
     AIM INTERNATIONAL EQUITY FUND                          MARCH 1, 2002

                          AIM INTERNATIONAL FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE

GENERAL INFORMATION ABOUT THE COMPANY.............................................................................1
         Fund History.............................................................................................1
         The Company and its Shares...............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                  Equity Investments..............................................................................8
                  Foreign Investments.............................................................................8
                  Debt Investments...............................................................................10
                  Other Investments..............................................................................13
                  Additional Securities or Investment Techniques.................................................13
                  Investment Techniques..........................................................................14
                  Derivatives....................................................................................18
         Fund Policies...........................................................................................24
         Temporary Defensive Positions...........................................................................26
         Portfolio Turnover......................................................................................26

MANAGEMENT OF THE COMPANY........................................................................................26
         Board of Directors......................................................................................26
         Management Information..................................................................................26
         Ownership of Fund Shares................................................................................27
         Factors Considered in Approving the Investment Advisory Agreement.......................................28
         Compensation............................................................................................28
                  Retirement Plan For Directors..................................................................28
                  Deferred Compensation Agreements...............................................................29
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................29
         Codes of Ethics.........................................................................................29

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................30

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................30
         Investment Advisor......................................................................................30
         Previous Investment Sub-Advisor.........................................................................31
         Service Agreements......................................................................................32
         Other Service Providers.................................................................................32

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................34
         Brokerage Transactions..................................................................................34
         Commissions.............................................................................................34
         Brokerage Selection.....................................................................................34
         Directed Brokerage (Research Services)..................................................................35
         Regular Brokers or Dealers..............................................................................35
         Allocation of Portfolio Transactions....................................................................35
         Allocation of Equity Offering Transactions..............................................................36

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................37
         Purchase and Redemption of Shares.......................................................................37
         Offering Price..........................................................................................51
         Redemption In Kind......................................................................................52
         Backup Withholding......................................................................................52

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................53
         Dividends and Distributions.............................................................................53
         Tax Matters.............................................................................................54

DISTRIBUTION OF SECURITIES.......................................................................................61
         Distribution Plans......................................................................................61
         Distributor.............................................................................................63

CALCULATION OF PERFORMANCE DATA..................................................................................64



APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

DIRECTORS AND OFFICERS..........................................................................................B-1

DIRECTOR COMPENSATION TABLE.....................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

TOTAL SALES CHARGES.............................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                      GENERAL INFORMATION ABOUT THE COMPANY

FUND HISTORY

         AIM International Funds, Inc. (the "Company") was organized in 1991 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund, (each a "Fund" and collectively, the "Funds"). Under the Articles of Incorporation of the Company, dated October 30, 1991, as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

THE COMPANY AND ITS SHARES

         Shares of the Company are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Company in certain circumstances.

         The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Company's books of account, and are charged with the expenses of such Fund and its respective classes. The Company allocates any general expenses of the Company not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM International Equity Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM International Equity Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B and Class C shares of the Funds. Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights, however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan. Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

         The Articles of Incorporation of the Company authorize the issuance of
8.1 billion shares with a par value of $.001 each, of which 720 million shares represent an interest in AIM Asian Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM European Development Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Aggressive Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Income Fund (or the classes thereof), and
1.2 billion shares represent an interest in AIM International Equity Fund (or the classes thereof).

         The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by by-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

         SHARE CERTIFICATES. Each Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Company is an open-end management investment company. Each of the Funds other than AIM Global Income Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                          AIM INTERNATIONAL FUNDS, INC.
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES





         FUND
                                                                   AIM
SECURITY/               AIM ASIAN    AIM EUROPEAN   AIM GLOBAL    GLOBAL                         AIM
INVESTMENT               GROWTH       DEVELOPMENT   AGGRESSIVE    GROWTH       AIM GLOBAL   INTERNATIONAL
TECHNIQUE                 FUND           FUND       GROWTH FUND    FUND       INCOME FUND    EQUITY FUND
----------              ----------- --------------- ------------ ---------- --------------- --------------
                                            EQUITY INVESTMENTS
                                            ------------------
Common Stock                X             X              X           X            X               X

Preferred Stock             X             X              X           X            X               X

Convertible Securities      X             X              X           X            X               X

Alternative Entity
Securities                  X             X              X           X            X               X

                                            FOREIGN INVESTMENTS
                                            -------------------
Foreign Securities          X             X              X           X            X               X

Foreign Government                                                                X
Obligations

Foreign Exchange
Transactions                X             X              X           X            X               X

                                  DEBT INVESTMENTS FOR FIXED INCOME FUNDS
                                  ---------------------------------------
U.S. Government
Obligations                                                                       X

Money Market
Instruments                                                                       X

Mortgage-Backed and
Asset-Backed
Securities                                                                        X

Collateralized
Mortgage Obligations

Bank Instruments

Commercial Instruments

Participation
Interests

Municipal Securities

Municipal Lease
Obligations

                          AIM INTERNATIONAL FUNDS, INC.
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND

                                                                    AIM
SECURITY/                AIM ASIAN    AIM EUROPEAN   AIM GLOBAL    GLOBAL                         AIM
INVESTMENT                GROWTH       DEVELOPMENT   AGGRESSIVE    GROWTH       AIM GLOBAL   INTERNATIONAL
TECHNIQUE                  FUND           FUND       GROWTH FUND    FUND       INCOME FUND    EQUITY FUND
-----------             ----------- --------------- ------------ ---------- --------------- --------------
Investment Grade
Corporate Debt
Obligations                                                                       X

Junk Bonds                                                                        X

                                     DEBT INVESTMENTS FOR EQUITY FUNDS
                                     ---------------------------------
U.S. Government
Obligations                 X             X              X           X                            X

Liquid Assets               X             X              X           X                            X

Investment Grade
Corporate Debt
Obligations                 X             X              X           X                            X

Junk Bonds

                                             OTHER INVESTMENTS
                                             -----------------
REITs                       X             X              X           X            X               X

Other Investment
Companies                   X             X              X           X            X               X

Defaulted Securities                                                              X
Municipal Forward
Contracts

Variable or Floating
Rate Instruments
Indexed Securities
Zero-Coupon and
Pay-in-Kind Securities
Synthetic Municipal
Instruments

                                           INVESTMENT TECHNIQUES
                                           ---------------------
Delayed Delivery
Transactions                X             X              X           X            X               X
When-Issued Securities      X             X              X           X            X               X


                          AIM INTERNATIONAL FUNDS, INC.
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


         FUND
                                                                     AIM
SECURITY/                 AIM ASIAN    AIM EUROPEAN   AIM GLOBAL    GLOBAL                         AIM
INVESTMENT                 GROWTH       DEVELOPMENT   AGGRESSIVE    GROWTH       AIM GLOBAL   INTERNATIONAL
TECHNIQUE                   FUND           FUND       GROWTH FUND    FUND       INCOME FUND    EQUITY FUND
----------              ----------- --------------- ------------ ---------- --------------- --------------
Short Sales                 X             X              X           X            X               X

Margin Transactions

Swap Agreements             X             X              X           X            X               X

Interfund Loans             X             X              X           X            X               X

Borrowing                   X             X              X           X            X               X

Lending Portfolio
Securities                  X             X              X           X            X               X

Repurchase Agreements       X             X              X           X            X               X

Reverse Repurchase
Agreements                  X             X              X           X            X               X

Dollar Rolls                                                                      X

Illiquid Securities         X             X              X           X            X               X

Rule 144A Securities        X             X              X           X            X               X

Unseasoned Issuers          X             X              X           X            X               X

Sale of Money Market
Securities

Standby Commitments

                                                DERIVATIVES
                                                -----------
Equity-Linked
Derivatives                 X             X              X           X                            X

Put Options                 X             X              X           X            X               X

Call Options                X             X              X           X            X               X

Straddles                   X             X              X           X            X               X

Warrants                    X             X              X           X            X               X

                          AIM INTERNATIONAL FUNDS, INC.
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



         FUND

                                                                   AIM
SECURITY/               AIM ASIAN    AIM EUROPEAN   AIM GLOBAL    GLOBAL                         AIM
INVESTMENT               GROWTH       DEVELOPMENT   AGGRESSIVE    GROWTH       AIM GLOBAL   INTERNATIONAL
TECHNIQUE                 FUND           FUND       GROWTH FUND    FUND       INCOME FUND    EQUITY FUND
----------              ----------- --------------- ------------ ---------- --------------- --------------
Futures Contracts and
Options on Futures
Contracts                   X             X              X           X            X               X

Forward Currency
Contracts                   X             X              X           X            X               X

Cover                       X             X              X           X            X               X

                              ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
                              ----------------------------------------------

Privatized Enterprises                    X

Supranational
Organization
Securities                                                                        X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         To the extent that AIM Global Income Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest all of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) will replace its local currency with the euro by July 1, 2002. The anticipated replacement of existing currencies with the euro on or before July 1, 2002 could cause market disruptions and could adversely affect the value of securities held by a Fund.

         Risks of Developing Countries. AIM Asian Growth Fund, AIM Global Aggressive Growth Fund and AIM Global Growth Fund may invest without limit in securities of companies domiciled in developing countries. AIM Global Income Fund may invest up to 20%, and AIM European Development Fund may invest up to 65%, of their total assets in securities of companies domiciled in developing countries. AIM International Equity Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MONEY MARKET INSTRUMENTS. Money market instruments in which AIM Global Income Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an

NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

         AIM Global Income Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended form time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. The Funds, other than AIM Global Income Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM Global Income Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash or the following liquid assets: money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations). For cash management purposes, the Funds may also hold a portion of their assets in cash or such liquid assets.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         AIM Global Income Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, AIM Global Income Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase AIM Global Income Fund's operating expenses and adversely affect its net asset value. Any investments by AIM Global Income Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Directors.

Additional Securities or Investment Techniques

         PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. AIM European Development Fund's investments in the securities of privatized enterprises include: (i) privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering; (ii) investments in the initial offering of equity securities of a state enterprise or former state enterprise; and (iii) investments in the securities of a state enterprise following its initial equity offering. The ability of foreign entities, such as AIM European Development Fund, to participate in privatizations may be limited by local law and there can be no assurance that privatization programs will be successful or that governments will not re-nationalize enterprises that have been privatized.

         SUPRANATIONAL ORGANIZATION SECURITIES. AIM Global Income Fund will invest in securities issued by supranational organizations, which include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank of Reconstruction and Development (the World Bank), The European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions or forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales at any time.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         A Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by AIM Global Income Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar security (i.e., same type, coupon and maturity) at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, AIM Global Income Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments together with any additional fee income received on the sale, could generate income for AIM Global Income Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by AIM Global Income Fund may decline below the price of the securities that AIM Global Income Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, AIM Global Income Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce AIM Global Income Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or mortgage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Derivatives

         The Funds may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

         STRADDLES: The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward contracts may require that Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that AIM Global Income Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. (This restriction does not apply to AIM Global Income Fund.)

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Directors has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Global Income Fund is not subject to restriction (1). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. (This restriction does not apply to AIM Global Income Fund).

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the Funds may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Funds may not achieve their investment objectives.

PORTFOLIO TURNOVER

         The turnover rate for AIM Global Income Fund decreased for the fiscal year ended October 31, 2001, as compared to the two prior fiscal years, because its portfolio at the beginning of year was well constructed for a declining interest rate environment and a period during which the U. S. dollar was generally strong, and because of stability in the Fund's sales and redemptions, did not require the advisor to make any portfolio changes.

                            MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

         The overall management of the business and affairs of the Funds and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The directors and officers of the Company, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee, the Valuation Committee, the Committee on Directors/Trustees and the Capitalization Committee.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended October 31, 2001, the Audit Committee held nine meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2001, the Investments Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2001, the Valuation Committee held no meetings.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors. During the fiscal year ended October 31, 2001, the Committee on Directors/Trustees held seven meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         The members of the Capitalization Committee are Messrs. Bayley, Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock, and
(iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable Fund's prospectus, up to the Company's authorized capital. During the fiscal year ended October 31, 2001, the Capitalization Committee held no meetings.

OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each director (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the AIM Funds complex is set forth in Appendix B.

FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was re-approved by the Funds' Board at a meeting held on May 8-9, 2001. In evaluating fairness and reasonableness of the advisory agreement, the Board of Directors considered a variety of factors for each Fund including: the requirements of the Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of the Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and AIM.

         In considering the above factors, the Board also took into account the fact that univested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Funds may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Funds may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Funds will not receive reduced services if they invest their cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending funds is in the best interests of each lending fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreements for an additional year.

COMPENSATION

         Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Directors

         The directors have adopted a retirement plan for the directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

         The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the directors may extend from time to time the retirement date of a director.

         Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

         The directors and other affiliated persons of the Company may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involving in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at the Net Asset Value."

CODES OF ETHICS

         AIM, the Company and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by directors and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

         Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Asian Growth Fund                                        First $500 million                          0.95%
AIM European Development Fund                                Amount over $500 million                    0.90%


AIM Global Aggressive Growth Fund                            First $1 billion                            0.90%
                                                             Amount over $1 billion                      0.85%


AIM Global Growth Fund                                       First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%


AIM Global Income Fund                                       First $1 billion                            0.70%
                                                             Amount over $1 billion                      0.65%


AIM International Equity Fund                                First $1 billion                            0.95%
                                                             Amount over $1 billion                      0.90%


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM contractually agreed, effective July 1, 2001 through June 30, 2002, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Global Income Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 0.16% of Class A expenses, AIM will also waive 0.16% of Class B and Class C expenses).

         AIM contractually agreed, effective July 1, 2001 through June 30, 2002, to waive advisory fees for AIM International Equity Fund's Class A, Class B and Class C shares by 0.05% of average daily net assets in excess of $500 million.

PREVIOUS INVESTMENT SUB-ADVISOR

         Under a former Master Sub-Advisory Contract terminated effective June 21, 2000, between AIM and INVESCO Global Asset Management Limited ("IGAM") with respect to AIM Asian Growth Fund and AIM European Development Fund, IGAM was entitled to receive from AIM with respect to each of AIM Asian Growth Fund and AIM European Development Fund, a fee calculated at the following annual rates based on the average daily net assets of each Fund:

         NET ASSETS                                                         ANNUAL RATE
         ----------                                                         -----------

         First $500 million                                                      0.20%
         Amount over $500 million                                                0.175%

         Under former Sub-Sub-Advisory contracts terminated effective June 21, 2000, between (i) IGAM and INVESCO Asia Limited ("IAL"), with respect to AIM Asian Growth Fund, and (ii) IGAM and INVESCO Asset Management Limited ("IAML"), with respect to AIM European Development Fund, IAL and IAML were each entitled to receive from IGAM an annual fee equal to 100% of the fee received by IGAM with respect to the applicable Fund. AIM, IGAM, IAL and IAML are indirect wholly owned subsidiaries of AMVESCAP PLC.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is paid a fee for reimbursement for the services of the Company's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Company (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Company, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE COMPANY. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended October 31, 2001, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e)(1) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2001 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                  AIM Large Cap Basic Value Fund
AIM Asian Growth Fund                       AIM Large Cap Core Equity Fund
AIM Basic Value Fund                        AIM Large Cap Growth Fund
AIM Blue Chip Fund                          AIM Large Cap Opportunities Fund
AIM Capital Development Fund                AIM Mid Cap Basic Value Fund
AIM Charter Fund                            AIM Mid Cap Equity Fund
AIM Constellation Fund                      AIM Mid Cap Growth Fund
AIM Dent Demographic Trends Fund            AIM Mid Cap Opportunities Fund
AIM Emerging Growth Fund                    AIM New Technology Fund
AIM European Development Fund               AIM Select Equity Fund
AIM European Small Company Fund             AIM Small Cap Equity Fund
AIM Euroland Growth Fund                    AIM Small Cap Growth Fund
AIM Global Utilities Fund                   AIM Small Cap Opportunities Fund
AIM International Emerging Growth Fund      AIM Value Fund
AIM International Equity Fund               AIM Value II Fund
AIM International Value Fund                AIM Weingarten Fund
                                            AIM Worldwide Spectrum Fund

                                                                                             Dealer
                                                            Investor's Sales Charge        Concession
                                                           --------------------------     -------------
                                                               As a          As a             As a
                                                            Percentage    Percentage       Percentage
                                                           of the Public  of the Net      of the Public
                  Amount of Investment in                    Offering       Amount          Offering
                    Single Transaction(1)                      Price       Invested           Price
                 -------------------------                 ------------- ------------     -------------
                         Less than $   25,000                   5.50%        5.82%            4.75%
            $ 25,000 but less than $   50,000                   5.25         5.54             4.50
            $ 50,000 but less than $  100,000                   4.75         4.99             4.00
            $100,000 but less than $  250,000                   3.75         3.90             3.00
            $250,000 but less than $  500,000                   3.00         3.09             2.50
            $500,000 but less than $1,000,000                   2.00         2.04             1.60

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS

AIM Balanced Fund                       AIM Global Trends Fund
AIM Basic Balanced Fund                 AIM High Income Municipal Fund
AIM Developing Markets Fund             AIM High Yield Fund
AIM Global Aggressive Growth Fund       AIM High Yield Fund II
AIM Global Energy Fund                  AIM Income Fund
AIM Global Financial Services Fund      AIM Intermediate Government Fund
AIM Global Growth Fund                  AIM Municipal Bond Fund
AIM Global Health Care Fund             AIM Real Estate Fund
AIM Global Income Fund                  AIM Strategic Income Fund
AIM Global Infrastructure Fund          AIM Total Return Bond Fund
AIM Global Telecommunications and
    Technology Fund

                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                            ---------------------------       -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net        of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
                 -------------------------                  -------------  ------------       -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60


CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                            ---------------------------       -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net        of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
                 -------------------------                  -------------  ------------       -------------

                           Less than $   100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $   250,000                  0.75          0.76               0.50
              $250,000 but less than $ 1,000,000                  0.50          0.50               0.40

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

                  1% of the first $2 million
                  plus 0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million

         For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

         Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

         If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

         For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                  1% of the first $2 million
                  plus  0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million

         For annual purchases of Class A Shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children)

         o any trust established exclusively for the benefit of an individual

         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

                  a.       an IRA

                  b.       a Roth IRA

                  c. a single-participant money-purchase/profit-sharing plan

                  d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below)

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved

LINKED EMPLOYEE PLANS

         o Linked Employee Plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

                  a.       Simplified Employee Pension (SEP) Plans

                  b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans

                  c.       Savings Incentive Match Plans for Employees IRA
                           (SIMPLE IRA)

OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o        fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

                  Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges

         If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Funds shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

         o programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family) of PFPC Inc. (formerly known as First Data Investor Services Group);

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

                      a. the initial investment in the plan(s) is at least $1 million;

                      b.   the sponsor signs a $1 million LOI;

                      c. the employer-sponsored plan has at least 100 eligible employees; or

                      d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

         o Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code; and

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds;

         o        use of the reinstatement privilege; or

         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within the first year after purchase. See the Prospectus for additional information regarding this contingent deferred sales charge (CDSC). AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I or II Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase or the exchange of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2));

         o redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds;

                  (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him; and

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.


         For example, at the close of business on October 31, 2001, AIM Asian Growth Fund - Class A shares had a net asset value per share of $8.59. The offering price, assuming an initial sales charge of 5.50%, therefore was $9.09.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates a Fund to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Global Income Fund which will pay monthly net investment income dividends as described below. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. In the case of AIM Global Income Fund, dividends and distributions will be reinvested at the net asset value per share determined on the reinvestment date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         In the case of AIM Global Income Fund, it is the policy to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. Dividends begin accruing on the first business day of the Fund on which a purchase order for shares of the Fund is effective (settle date), and accrue through the day prior to which a redemption order is effective (settle date). Distributions are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday (unless such day is not a business day of the Fund).

         A dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gain are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make elections to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If a Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Funds have not yet determined whether they will make this election with respect to any stock or securities in their respective portfolios.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account.

         BACKUP WITHHOLDING. The Funds may be required to withhold as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the

Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares. Each Fund pays 1.00% of the average daily net assets of Class B shares and of Class C shares.

         FUND                                                  CLASS A
         ----                                                  -------

         AIM Asian Growth Fund                                   0.35%
         AIM European Development Fund                           0.35
         AIM Global Aggressive Growth Fund                       0.50
         AIM Global Growth Fund                                  0.50
         AIM Global Income Fund                                  0.50
         AIM International Equity Fund                           0.30

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year ended October 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year ended October 31, 2001.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Company has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors. See "Management of the Company."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending October 31 are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if applicable) ended October 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if applicable) ended October 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where        P     =     a hypothetical initial payment of $1,000 ;
             T     =     average annual total return (after taxes on
                         distributions);
             N     =     number of years; and
         ATV       =     ending value of a hypothetical $1,000 payment made at
            D            the beginning of the 1-, 5-, or 10-year periods (or
                         since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

             Standardized average total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

             The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

             The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A shares, for the 1, 5, and 10 year periods ended October 31, 2001 are found in each Fund's prospectus.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR



where        P     =     a hypothetical initial payment of $1,000;
             T     =     average annual total return (after taxes on
                         distributions and redemption);
             n     =     number of years; and
         ATV       =     ending value of a hypothetical $1,000 payment made at
            DR           the beginning of the 1-, 5-, or 10-year periods (or
                         since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting form the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each fund, with respect to its Class A shares, for the 1-, 5-, and 10-year periods ended October 31, 2001 are found in each Fund's prospectus.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund also may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.


         The standard formula for calculating yield for AIM Global Income Fund is as follows:
                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =      dividends and interest earned during a stated 30-day
                           period. For purposes of this calculation, dividends
                           are accrued rather than recorded on the ex-dividend
                           date. Interest earned under this formula must
                           generally be calculated based on the yield to
                           maturity of each obligation (or, if more appropriate,
                           based on yield to call date).
               b   =       expenses accrued during period (net of
                           reimbursements).
               c   =       the average daily number of shares outstanding
                           during the period.
               d   =       the maximum offering price per share on the last day
                           of the period.

         The yields for AIM Global Income Fund are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Bond Buyer Index                                     MSCI EAFE Growth Index
         COFI                                                 MSCI Europe Growth Index
         Consumer Price Index                                 MSCI World Free Index
         Dow Jones Industrial Average                         MSCI World Growth Index
         First Boston High Yield Index                        NASDAQ
         Lehman World Government Bond Fund                    Russell 2000 Stock Index
         Lipper European Funds Index                          Salomon Bros. World Gov't Bond Index
         Lipper Global Fund Index                             Standard & Poor's Composite Index
         Lipper Global Income Fund Index                          of 500 Stocks
         Lipper Global Small Cap Category                     Standard & Poor's 400 Midcap Index
         Lipper International Fund Index                      The Financial Times - Actuaries World Indices
         Lipper Pacific Ex-Japan Index                            (a wide range of comprehensive measures
         Morgan Stanley Capital International Indices             of stock price performance for the world's
              Including:                                          major stock markets and regional areas
              AC Asia Pacific Free Ex-Japan
              AC World Index
              EAFE Index
              Europe Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001



The address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

                                 TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE      OFFICER                                                         DIRECTORSHIP(S)
           COMPANY                SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
------------------------------- ---------- -------------------------------------------------- ---------------------
INTERESTED PERSON
-----------------

Robert H. Graham** --  1946       1991     Chairman, President and Chief Executive Officer,   None
Director, Chairman and                     A I M Management Group Inc. (financial services
President                                  holding company); Chairman and President, A I M
                                           Advisors, Inc. (registered investment advisor);
                                           Chairman, A I M Capital Management, Inc.
                                           (registered investment advisor), A I M
                                           Distributors, Inc. (registered broker dealer),
                                           A I M Fund Services, Inc., (registered transfer
                                           agent) and Fund Management Company (registered
                                           broker dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)
INDEPENDENT DIRECTORS
---------------------

Frank S. Bayley -- 1939           2001     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Director                                                                                      (registered
                                                                                              investment company)

Bruce L. Crockett -- 1944         1992     Chairman, Crockett Technology Associates           ACE Limited
Director                                   (technology consulting company)                    (insurance
                                                                                              company); and
                                                                                              Captaris, Inc.
                                                                                              (unified messaging
                                                                                              provider)

Albert R. Dowden --  1941         2000     Chairman, Cortland Trust, Inc. (registered         None
Director                                   investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company; Member of
                                           Advisory Board of Rotary Power International
                                           (designer, manufacturer, and seller of rotary
                                           power engines); formerly, Director, President
                                           and CEO, Volvo Group North America, Inc.; and
                                           director of various affiliated Volvo companies



-----------
* Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of, the Company.

                                 TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE      OFFICER                                                         DIRECTORSHIP(S)
           COMPANY                SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
------------------------------- ---------- -------------------------------------------------- ---------------------
INDEPENDENT DIRECTORS


Edward K. Dunn, Jr. -- 1935       1998     Formerly, Chairman, Mercantile Mortgage Corp.;     None
Director                                   Vice Chairman, President and  Chief Operating
                                           Officer, Mercantile-Safe Deposit & Trust Co.;
                                           and President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952            1997     Chief Executive Officer, Twenty First Century      Administaff
Director                                   Group, Inc. (government affairs company)

Carl Frischling** -- 1937         1991     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Director                                   Frankel LLP                                        Inc. (registered
                                                                                              investment company)

Prema Mathai-Davis -- 1950        1998     Formerly, Chief Executive Officer, YWCA of the     None
Director                                   USA

Lewis F. Pennock -- 1942          1991     Partner, law firm of Pennock & Cooper              None
Director

Ruth H. Quigley -- 1935           2001     Retired                                            None
Director

Louis S. Sklar -- 1939            1991     Executive Vice President, Development and          None
Director                                   Operations, Hines Interests Limited Partnership
                                           (real estate development company)
OTHER OFFICERS

Gary T. Crum -- 1947              1991     Director, Chief Executive Officer - Director of    N/A
Senior Vice President                      Investments, A I M Capital Management, Inc.;
                                           Director and Executive Vice President, A I M
                                           Management Group Inc.; Director and Senior Vice
                                           President, A I M Advisors, Inc.; and Director,
                                           A I M Distributors, Inc. and AMVESCAP PLC
                                           (parent of AIM and a global investment
                                           management firm)




-----------
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                 TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE      OFFICER                                                         DIRECTORSHIP(S)
           COMPANY                SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
------------------------------- ---------- -------------------------------------------------- ---------------------
OTHER OFFICERS
--------------

Carol F. Relihan -- 1954          1991     Director, Senior Vice President, General Counsel   N/A
Senior Vice President and                  and Secretary, A I M Advisors, Inc. and A I M
Secretary                                  Management Group Inc.; Director, Vice President
                                           and General Counsel, Fund Management Company;
                                           and Vice President, A I M Fund Services, Inc.,
                                           A I M Capital Management, Inc. and A I M
                                           Distributors, Inc.

Robert G. Alley -- 1948           1994     Senior Vice President, A I M Capital Management,   N/A
Vice President                             Inc. and Vice President, A I M Advisors, Inc.


Melville B. Cox -- 1943           1992     Vice President and Chief Compliance Officer,       N/A
Vice President                             A I M Advisors, Inc. and A I M Capital
                                           Management, Inc.; and Vice President, A I M
                                           Fund Services, Inc.

                                  1999     Vice President, A I M Advisors, Inc.; and          N/A
Edgar M. Larsen -- 1940                    President and Chief Investment Officer, A I M
Vice President                             Capital Management, Inc.


Dana R. Sutton -- 1959            1991     Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer               Advisors, Inc.
------------------------------- ---------- -------------------------------------------------- ---------------------

                OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2001

                                                                                             Aggregate Dollar Range of Equity
                                                                                               Securities in All Registered
                                                                                             Investment Companies Overseen by
                                          Dollar Range of Equity Securities                      Director in The AIM Family
     Name of Director                                  Per Fund                               of Funds--Registered Trademark--
---------------------------- ------------------------------------------------------------- -------------------------------------

Robert H. Graham             AIM Asian Growth Fund                  $50,001 - $100,000

                             AIM European Development Fund               Over $100,000
                                                                                                      Over $100,0001
                             AIM Global Aggressive Growth Fund           Over $100,000

                             AIM International Equity Fund               Over $100,000

Frank S. Bayley              AIM Global Growth Fund                  $10,001 - $50,000              $10,001 - $50,000

                             AIM Global Income Fund                       $1 - $10,000

Bruce L. Crockett            AIM International Equity Fund                $1 - $10,000                 $1 - $10,000

Owen Daly II                 AIM International Equity Fund           $10,001 - $50,000                Over $100,0001

Albert R. Dowden                                         -0-                                          Over $100,0001

Edward K. Dunn, Jr.          AIM Global Aggressive Growth Fund       $10,001 - $50,000
                                                                                                      Over $100,0001
                             AIM International Equity Fund           $10,001 - $50,000

Jack M. Fields                                           -0-                                          Over $100,0001

Carl Frischling                                          -0-                                          Over $100,0001

Prema Mathai-Davis           European Development                    $10,001 - $50,000                Over $100,0001

                             Global Aggressive Growth                $10,001 - $50,000

Lewis F. Pennock                                         -0-                                        $10,001 - $50,000

Ruth H. Quigley                                          -0-                                           $1 - $10,000

Louis S. Sklar               International Equity                        Over $100,000                Over $100,0001

(1) Includes the total amount of compensation deferred by the director at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           DIRECTOR COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each director of the Company who was not affiliated with AIM during the year ended December 31, 2001:


                                                              RETIREMENT
                                            AGGREGATE          BENEFITS         ESTIMATED             TOTAL
                                        COMPENSATION FROM       ACCRUED      ANNUAL BENEFITS       COMPENSATION
                                               THE              BY ALL             UPON            FROM ALL AIM
                DIRECTOR                    COMPANY(1)       AIM FUNDS(2)     RETIREMENT(3)        FUNDS(4)(5)
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------
   Frank S. Bayley(6)                           $    667             $  -0-           $75,000              $112,000

   Bruce L. Crockett                               8,558             36,312            75,000               126,500

   Owen Daly II(7)                                 8,558             33,318            75,000               126,500

   Albert R. Dowden                                7,609              3,193            75,000               126,500

   Edward K. Dunn, Jr.                             8,558              8,174            75,000               126,500

   Jack M. Fields                                  8,458             19,015            75,000               126,500

   Carl Frischling(8)                              8,530             54,394            75,000               126,500

   Prema Mathai-Davis                              8,558             21,056            75,000               126,500

   Lewis F. Pennock                                8,558             37,044            75,000               126,500

   Ruth H. Quigley(6)                                695                -0-            75,000               112,500

   Louis S. Sklar                                  8,316             53,911            75,000               123,000

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 2001, including earnings, was $74,462.

(2) During the fiscal year ended October 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $17,470.

(3) Amounts shown assume each director serves until his or her normal retirement date.

(4) All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) During the fiscal year ended October 31, 2001, the Company received reimbursement for compensation paid to the directors of $2,276. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to the directors of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(7)        Mr. Daly retired as director on December 31, 2001.

(8) During the fiscal year ended October 31, 2001 the Company paid $28,988 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner of such firm. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 1, 2002.

AIM ASIAN GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                      ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                          -0-                        -0-                     11.123%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL, 32246

AIM EUROPEAN DEVELOPMENT FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                      ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         6.134%                    7.700%                    21.409%
4800 Deer Lake Dr East 2nd Floor
Jacksonville, FL 32246

Charles Schwab & Co. Inc.
Reinvestment Account
101 Montgomery St.                                 -0-                        -0-                      6.910%
San Francisco, CA 94104

AIM GLOBAL AGGRESSIVE GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                      ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         8.928%                    18.353%                   23.933%%
4800 Deer Lake Dr East 2nd Floor
Jacksonville, FL 32246



AIM GLOBAL GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                      ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         6.319%                    11.747%                   25.429%
4800 Deer Lake Dr East 2nd Floor
Jacksonville, FL 32246


AIM GLOBAL INCOME FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                      ------------------------- -------------------------- -------------------------
Charles Schwab & Co Inc.
Reinvestment Account
101 Montgomery St                                 9.740%                      -0-                       -0-
San Francisco, CA 94104-0000

AIM INTERNATIONAL EQUITY FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------                       ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                    23.662%               28.273%             48.701%             N/A*
4800 Deer Lake Dr East 2nd Floor
Jacksonville, FL 32246

*Institutional Class Shares of the Fund were first offered on March 1, 2002.

MANAGEMENT OWNERSHIP

         As of February 1, 2002, the directors and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

     FUND NAME                             2001                                             2000
--------------------  -------------------------------------------------  -------------------------------------------------
                      MANAGEMENT FEE     MANAGEMENT      NET MANAGEMENT    MANAGEMENT       MANAGEMENT     NET MANAGEMENT
                          PAYABLE        FEE WAIVERS        FEE PAID       FEE PAYABLE      FEE WAIVERS       FEE PAID
                      ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

AIM Asian Growth
Fund                  $     1,142,549  $       418,664  $       723,885  $       985,987  $        92,285  $       893,672

AIM European
Development Fund            3,723,648              741        3,722,907        4,248,118              -0-        4,248,118

AIM Global
Aggressive Growth
Fund                       14,440,026            4,957       14,435,069       22,245,857              -0-       22,245,857

AIM Global Growth
Fund                       10,072,947        1,367,253        8,705,694       11,431,836          125,000       11,306,836

AIM Global Income
Fund                        1,138,755          662,056          476,699          818,240          531,491          286,749

AIM International
Equity Fund                26,188,064        1,184,439       25,003,625       35,553,208        1,697,400       33,855,808






     FUND NAME                            1999
--------------------  -------------------------------------------------
                        MANAGEMENT     MANAGEMENT FEE    NET MANAGEMENT
                        FEE PAYABLE        WAIVERS          FEE PAID
                      ---------------  ---------------  ---------------

AIM Asian Growth
Fund                  $       246,413  $       207,130  $        39,283

AIM European
Development Fund            1,607,698              -0-        1,607,698

AIM Global
Aggressive Growth
Fund                       15,416,368              -0-       15,416,368

AIM Global Growth
Fund                        5,898,665              -0-        5,898,665

AIM Global Income
Fund                          703,524          423,180          280,344

AIM International
Equity Fund                25,205,776        1,122,543       24,083,233

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

            FUND NAME                    2001          2000          1999
-----------------------------------  ------------  ------------  ------------

AIM Asian Growth Fund                $     50,000  $     50,000  $     74,007

AIM European Development Fund              98,393       109,571        75,332

AIM Global Aggressive Growth Fund         173,416       182,264       127,117

AIM Global Growth Fund                    151,718       145,994        97,142

AIM Global Income Fund                     50,000        50,000        66,799

AIM International Equity Fund             239,396       222,616       150,312

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions paid by each of the Funds during the last three fiscal years were as follows:

             FUND                           2001               2000               1999
---------------------------------       ------------       ------------       ------------

AIM Asian Growth Fund                   $    639,860       $    399,380       $    327,148
AIM European Development Fund              1,659,105          2,421,258            915,158
AIM Global Aggressive Growth Fund          4,823,156          4,389,277          4,648,141
AIM Global Growth Fund                     3,878,451          3,310,002          1,919,718
AIM Global Income Fund                         1,713                -0-                813
AIM International Equity Fund              9,379,067         12,585,724          9,975,166


          The variation in the brokerage commissions paid by AIM Asian Growth Fund for the fiscal year ended October 31, 2001, as compared to the two prior fiscal years, was due to fluctuations in asset levels, increased portfolio turnover and record market volatility.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                  Related
Fund                                     Transactions      Brokerage Commissions
---------------------------------       ---------------    ---------------------

AIM Asian Growth Fund                   $       727,389       $         1,539
AIM European Development Fund                29,735,193                53,409
AIM Global Aggressive Growth Fund           146,271,124               219,801
AIM Global Growth Fund                      222,470,023               262,203
AIM Global Income Fund                              -0-                   -0-
AIM International Equity Fund               105,774,615               178,024

         During the last fiscal year ended October 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund                          Security                                Market Value
              ----                          --------                                ------------

AIM European Development Fund               Man Group PLC                        $      6,979,913
                                            Common Stock

AIM Global Growth Fund                      Morgan Stanley Dean Witter & Co.           10,028,600
                                            Common Stock

                                            Goldman Sachs Group, Inc. (The)            10,160,800
                                            Common Stock

                                            Lehman Brothers Holdings Inc.               9,056,700
                                            Common Stock

AIM International Equity Fund               Man Group PLC                              11,367,149
                                            Common Stock


              Fund                          Bonds/Notes                             Market Value
              ----                          -----------                             ------------

AIM Global Income Fund                      Morgan Stanley Dean Witter & Co.     $        630,342
                                            bond

                                            Lehman Brothers Holdings Inc.                 147,675
                                            note

                                            Salomon Smith Barney Holdings Inc.          1,104,280
                                            note

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended October 31, 2001 follows:

                                            CLASS A               CLASS B                CLASS C
FUND                                        SHARES                SHARES                 SHARES
----                                    ---------------       ---------------       ---------------

AIM Asian Growth Fund                   $       279,427       $       341,091       $        63,229
AIM European Development Fund                   744,355             1,362,388               430,512
AIM Global Aggressive Growth Fund             3,928,551             8,163,001               379,927
AIM Global Growth Fund                        2,878,873             5,513,030               695,408
AIM Global Income Fund                          534,690               536,152                21,261
AIM International Equity Fund                 5,554,261             7,879,400             2,148,690

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended October 31, 2001, follows:



                                                        PRINTING &                     UNDERWRITERS         DEALERS
                                     ADVERTISING         MAILING         SEMINARS      COMPENSATION      COMPENSATION
                                    --------------   --------------   --------------   --------------   --------------
AIM Asian Growth Fund               $       29,613   $        2,263   $        9,066   $          -0-   $      238,485
AIM European Development Fund               88,679            6,726           28,224              -0-          620,726
AIM Global Aggressive Growth Fund           21,978            1,542            6,033              -0-        3,898,998
AIM Global Growth Fund                      36,809            2,359            8,595              -0-        2,831,110
AIM Global Income Fund                      11,246              751            2,608              -0-          520,085
AIM International Equity Fund              300,816           21,613           86,349              -0-        5,145,483

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended October 31, 2001, follows:


                                                        PRINTING &                     UNDERWRITERS         DEALERS
                                     ADVERTISING         MAILING         SEMINARS      COMPENSATION      COMPENSATION
                                    --------------   --------------   --------------   --------------   --------------
AIM Asian Growth Fund               $        5,345   $          -0-   $        2,138   $      255,818   $       77,790
AIM European Development Fund               47,499            3,124           14,464        1,021,791          275,511
AIM Global Aggressive Growth Fund           98,510            6,536           25,937        6,122,251        1,909,767
AIM Global Growth Fund                      92,165            6,084           22,794        4,134,773        1,257,214
AIM Global Income Fund                       4,340              323            1,076          402,114          128,299
AIM International Equity Fund              138,118            9,089           35,946        5,909,550        1,786,697

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2001, follows:


                                                        PRINTING &                     UNDERWRITERS         DEALERS
                                     ADVERTISING         MAILING         SEMINARS      COMPENSATION      COMPENSATION
                                    --------------   --------------   --------------   --------------   --------------
AIM Asian Growth Fund               $        2,476   $          134   $        1,118   $       19,165   $       40,336
AIM European Development Fund               25,322            2,013            7,455          148,501          247,222
AIM Global Aggressive Growth Fund           16,977            1,250            4,340           97,704          262,656
AIM Global Growth Fund                      36,038            2,459            8,693          199,739          448,478
AIM Global Income Fund                       1,345              295              -0-            4,921           14,700
AIM International Equity Fund               76,649            5,519           22,144          507,760        1,533,618

                                   APPENDIX K

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending October 31:

                                               2001                           2000                         1999
                                    ---------------------------   ---------------------------   ---------------------------
                                       SALES          AMOUNT          SALES         AMOUNT         SALES          AMOUNT
                                      CHARGES        RETAINED        CHARGES       RETAINED       CHARGES        RETAINED
                                    ------------   ------------   ------------   ------------   ------------   ------------

AIM Asian Growth Fund               $    169,938   $     28,223   $    403,908   $     64,327   $    251,652   $     43,007
AIM European Development Fund            770,414        123,615      2,672,361        432,931        870,792        143,067
AIM Global Aggressive Growth Fund      1,290,767        235,749      3,762,517        667,333      1,335,400        267,534
AIM Global Growth Fund                 1,282,262        219,358      3,448,542        619,969      1,035,250        195,571
AIM Global Income Fund                    78,200         13,996        141,875         26,727        159,748         28,250
AIM International Equity Fund          1,798,293        291,152      5,026,625        735,919      2,222,910        446,482

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:

                                        2001           2000           1999
                                    ------------   ------------   ------------

AIM Asian Growth Fund               $     61,331   $     10,620   $    240,319
AIM European Development Fund            142,050        117,258         50,219
AIM Global Aggressive Growth Fund        114,760         72,714        101,594
AIM Global Growth Fund                    74,887         44,181         24,812
AIM Global Income Fund                     3,017          6,061          3,743
AIM International Equity Fund            315,479        263,758        157,129

                                   APPENDIX L

                                PERFORMANCE DATA


         The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                                  PERIODS ENDED
                                                OCTOBER 31, 2001
                                    -------------------------------------------
                                                                       SINCE        INCEPTION
         CLASS A SHARES:               1 YEAR        5 YEARS         INCEPTION         DATE
---------------------------------   ------------   ------------    ------------    ------------
AIM Asian Growth Fund                    -23.87%            N/A          -4.88%        11/03/97
AIM European Development Fund            -33.84%            N/A           11.84%       11/03/97
AIM Global Aggressive Growth Fund        -41.77%           0.15%           6.76%       09/15/94
AIM Global Growth Fund                   -43.96%           1.69%           6.55%       09/15/94
AIM Global Income Fund                      3.53%          2.55%           5.50%       09/15/94
AIM International Equity Fund            -31.93%           0.87%           7.34%       04/07/92

         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                                  PERIODS ENDED
                                                OCTOBER 31, 2001
                                    -------------------------------------------
                                                                       SINCE        INCEPTION
         CLASS A SHARES:               1 YEAR        5 YEARS         INCEPTION         DATE
---------------------------------   ------------   ------------    ------------    ------------

AIM Asian Growth Fund                    -23.87%            N/A         -18.11%        11/03/97
AIM European Development Fund            -33.84%            N/A           56.29%       11/03/97
AIM Global Aggressive Growth Fund        -41.77%           0.76%          59.39%       09/15/94
AIM Global Growth Fund                   -43.96%           8.72%          57.13%       09/15/94
AIM Global Income Fund                      3.53%         13.44%          46.47%       09/15/94
AIM International Equity Fund            -31.93%           4.43%          96.93%       04/07/92

         The average annual total returns (including sales load) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                                  PERIODS ENDED
                                                OCTOBER 31, 2001
                                    -------------------------------------------
                                                                       SINCE        INCEPTION
         CLASS B SHARES:               1 YEAR        5 YEARS         INCEPTION         DATE
---------------------------------   ------------   ------------    ------------    ------------
AIM Asian Growth Fund                    -23.91%            N/A          -4.95%        11/03/97
AIM European Development Fund            -33.97%            N/A           12.09%       11/03/97
AIM Global Aggressive Growth Fund        -41.59%           0.28%           6.91%       09/15/94
AIM Global Growth Fund                   -44.42%           1.76%           6.70%       09/15/94
AIM Global Income Fund                      3.08%          2.72%           5.68%       09/15/94
AIM International Equity Fund            -31.79%           0.90%           3.55%       09/15/94

         The cumulative returns (including sales load) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                                  PERIODS ENDED
                                                OCTOBER 31, 2001
                                    -------------------------------------------
                                                                       SINCE        INCEPTION
         CLASS B SHARES:               1 YEAR        5 YEARS         INCEPTION         DATE
---------------------------------   ------------   ------------    ------------    ------------
AIM Asian Growth Fund                    -23.91%            N/A         -18.33%        11/03/97
AIM European Development Fund            -33.97%            N/A           57.70%       11/03/97
AIM Global Aggressive Growth Fund        -41.59%           1.43%          61.00%       09/15/94
AIM Global Growth Fund                   -44.42%           9.09%          58.80%       09/15/94
AIM Global Income Fund                      3.08%         14.37%          48.21%       09/15/94
AIM International Equity Fund            -31.79%           4.57%          28.21%       09/15/94

         The average annual total returns (including sales load) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                                 PERIODS ENDED
                                               OCTOBER 31, 2001
                                        --------------------------------
                                                                               INCEPTION
         CLASS C SHARES:                   1 YEAR        SINCE INCEPTION          DATE
---------------------------------       ------------     ---------------      ------------
AIM Asian Growth Fund                        -20.74%             -4.25%           11/03/97
AIM European Development Fund                -31.16%              12.65%          11/03/97
AIM Global Aggressive Growth Fund            -39.65%             -3.15%           08/04/97
AIM Global Growth Fund                       -42.04%             -2.50%           08/04/97
AIM Global Income Fund                          7.08%              2.31%          08/04/97
AIM International Equity Fund                -29.13%             -2.77%           08/04/97

         The cumulative total returns (including sales load) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                                 PERIODS ENDED
                                               OCTOBER 31, 2001
                                        --------------------------------
                                                                               INCEPTION
         CLASS C SHARES:                   1 YEAR        SINCE INCEPTION          DATE
---------------------------------       ------------     ---------------      ------------
AIM Asian Growth Fund                        -20.74%            -15.91%           11/03/97
AIM European Development Fund                -31.16%              60.90%          11/03/97
AIM Global Aggressive Growth Fund            -39.65%            -12.71%           08/04/97
AIM Global Growth Fund                       -42.04%            -10.19%           08/04/97
AIM Global Income Fund                          7.08%             10.18%          08/04/97
AIM International Equity Fund                -29.13%            -11.23%           08/04/97


           The yields for AIM Global Income Fund are as follows:

                                                          30 DAYS ENDED
                                                        OCTOBER 31, 2001
                                        --------------------------------------------------
                                           CLASS A           CLASS B             CLASS C
                                        ------------       -----------        ------------
                                            5.83%              5.67%               5.67%

                              FINANCIAL STATEMENTS








                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of AIM Asian Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Asian Growth Fund (one of the funds constituting AIM International Funds, Inc.; hereinafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM Asian Growth Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Asian Growth Fund for the year ended October 31, 2000 and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                              MARKET
                                                 SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.85%

AUSTRALIA-17.76%

Billabong International Ltd. (Movies &
  Entertainment)                                  338,300   $ 1,348,180
-----------------------------------------------------------------------
BRL Hardy Ltd. (Distillers & Vintners)            374,100     2,023,618
-----------------------------------------------------------------------
Computershare Ltd. (Data Processing Services)     550,500     1,393,230
-----------------------------------------------------------------------
CSL Ltd. (Pharmaceuticals) (Acquired
  06/09/00-09/27/01; Cost $2,020,189)(a)          119,500     3,024,900
-----------------------------------------------------------------------
ERG Ltd. (Electronic Equipment & Instruments)   1,146,200       380,553
-----------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                     616,000     1,535,140
-----------------------------------------------------------------------
ResMed Inc. (Health Care Equipment)(b)             94,900       558,599
-----------------------------------------------------------------------
Securenet Ltd. (Internet Software &
  Services)(b)                                    394,800       329,683
-----------------------------------------------------------------------
Sonic Health Care Ltd. (Health Care
  Distributors & Services)                        254,300     1,097,602
-----------------------------------------------------------------------
St. George Bank Ltd. (Banks)                      296,000     2,431,583
-----------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                     385,400     2,198,548
=======================================================================
                                                             16,321,636
=======================================================================

CHINA-3.59%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(b)                                    107,900     1,440,465
-----------------------------------------------------------------------
Travelsky Technology Ltd. (Diversified
  Commercial Services) (Acquired 02/01/01;
  Cost $1,317,422)(a)(b)                        2,481,000     1,860,786
=======================================================================
                                                              3,301,251
=======================================================================

HONG KONG-25.53%

Asia Satellite Telecommunications Holdings
  Ltd. (Alternative Carriers)                     539,000       691,039
-----------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                       256,000     2,166,195
-----------------------------------------------------------------------
China Mobile Ltd. (Wireless Telecommunication
  Services)(b)                                    191,000       579,133
-----------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      79,600     1,562,548
-----------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)
  (Acquired 03/16/01-03/28/01; Cost
  $503,075)(a)(b)                               3,274,000     1,028,392
-----------------------------------------------------------------------
Dah Sing Financial Group (Banks)                  537,600     2,329,645
-----------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)   8,513,600     2,837,921
-----------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)           3,178,000     3,341,039
-----------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)    5,203,000     2,201,312
-----------------------------------------------------------------------
Global Bio-Chem Technology Group Co. Ltd.
  (Agricultural Products)                       3,672,000     1,071,021
-----------------------------------------------------------------------
Johnson Electric Holdings Ltd. (Electrical
  Components & Equipment)                         449,000       391,443
-----------------------------------------------------------------------
Legend Holdings Ltd. (Computer Hardware)        1,512,000       634,858
-----------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                   2,816,000     2,689,693
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
HONG KONG-(CONTINUED)

Texwinca Holdings Ltd. (Textiles)               3,940,000   $ 1,439,643
-----------------------------------------------------------------------
Tingyi Holding Corp. (Packaged Foods)           3,392,000       500,112
=======================================================================
                                                             23,463,994
=======================================================================

INDIA-16.05%

Cipla Ltd. (Pharmaceuticals)                       89,000     1,971,112
-----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.
  (Pharmaceuticals)                               200,000     4,355,907
-----------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)(b)                     143,300     2,181,026
-----------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        35,969     2,184,298
-----------------------------------------------------------------------
ITC Ltd. (Tobacco)                                 70,000     1,002,084
-----------------------------------------------------------------------
Nestle India Ltd. (Packaged Foods)                231,000     2,401,216
-----------------------------------------------------------------------
Satyam Computer Services Ltd. (IT Consulting
  & Services)                                     149,000       435,605
-----------------------------------------------------------------------
Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                           33,200       222,440
=======================================================================
                                                             14,753,688
=======================================================================

NEW ZEALAND-1.41%

Sky Network Television Ltd. (Broadcasting &
  Cable TV)(b)                                    855,000     1,213,675
-----------------------------------------------------------------------
Sky Network Television Ltd.-ADR (Broadcasting
  & Cable TV)(b)                                    5,400        76,922
=======================================================================
                                                              1,290,597
=======================================================================

PHILIPPINES-2.29%

Bank of the Philippine Islands (Banks)            789,987       615,871
-----------------------------------------------------------------------
SM Prime Holdings, Inc. (Real Estate
  Management & Development)                    13,790,900     1,486,603
=======================================================================
                                                              2,102,474
=======================================================================

SINGAPORE-7.97%

Datacraft Asia Ltd. (Networking Equipment)        957,384     3,101,924
-----------------------------------------------------------------------
Sembcorp Logistics Ltd. (Marine Ports &
  Services)                                     2,532,000     2,193,891
-----------------------------------------------------------------------
United Overseas Bank Ltd. (Banks)                 362,000     2,024,897
=======================================================================
                                                              7,320,712
=======================================================================

SOUTH KOREA-12.46%

Hite Brewery Co., Ltd. (Brewers)                   22,000       800,929
-----------------------------------------------------------------------
Kook Soon Dang Co., Ltd. (Brewers)                 42,000       863,749
-----------------------------------------------------------------------
Kookmin Credit Card Co., Ltd. (Consumer
  Finance)                                         90,700     2,430,844
-----------------------------------------------------------------------
Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                      56,884     1,185,463
-----------------------------------------------------------------------
Pacific Corp. (Personal Products)                  13,000       906,274
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                 19,514     2,622,524
-----------------------------------------------------------------------
Samsung Fire & Marine Ins. Co. Ltd. (Property
  & Casualty Insurance)                            40,000     1,254,841
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
SOUTH KOREA-(CONTINUED)

Shinsegae Co., Ltd. (Department Stores)            13,000   $   925,407
-----------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      22,000       463,760
=======================================================================
                                                             11,453,791
=======================================================================

TAIWAN-8.80%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)                                    587,800     2,359,719
-----------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronics-Component Distributors)             69,000       255,990
-----------------------------------------------------------------------
MediaTeK Inc. (Semiconductors)(b)                 315,000     2,711,739
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(b)                           1,558,064     2,754,838
=======================================================================
                                                              8,082,286
=======================================================================

THAILAND-0.99%

Advanced Info Service Public Co. Ltd.
  (Wireless Telecommunication Services)           980,000       909,640
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $89,270,250)                           89,000,069
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
MONEY MARKET FUNDS-3.08%

STIC Liquid Assets Portfolio(c)                $1,417,288   $ 1,417,288
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                         1,417,288     1,417,288
=======================================================================
    Total Money Market Funds (Cost
      $2,834,576)                                             2,834,576
=======================================================================
TOTAL INVESTMENTS-99.93% (Cost $92,104,826)                  91,834,645
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.07%                              65,057
=======================================================================
NET ASSETS-100.00%                                          $91,899,702
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $5,914,078 which represented 6.44% of the Fund's net assets.
(b)  Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $92,104,826)*                                 $ 91,834,645
------------------------------------------------------------
Foreign currencies, at value (cost $2,186,768)     2,186,866
------------------------------------------------------------
Cash                                               1,620,000
------------------------------------------------------------
Receivables for:
  Investments sold                                   292,619
------------------------------------------------------------
  Capital stock sold                                 896,856
------------------------------------------------------------
  Dividends                                           99,871
------------------------------------------------------------
Investment for deferred compensation plan             20,030
------------------------------------------------------------
Collateral for securities loaned                   1,308,800
------------------------------------------------------------
Other assets                                          34,226
============================================================
    Total assets                                  98,293,913
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,646,286
------------------------------------------------------------
  Capital stock reacquired                         3,182,059
------------------------------------------------------------
  Deferred compensation plan                          20,030
------------------------------------------------------------
  Collateral upon return of securities loaned      1,308,800
------------------------------------------------------------
Accrued distribution fees                             70,263
------------------------------------------------------------
Accrued directors' fees                                  861
------------------------------------------------------------
Accrued transfer agent fees                           79,257
------------------------------------------------------------
Accrued operating expenses                            86,655
============================================================
    Total liabilities                              6,394,211
============================================================
Net assets applicable to shares outstanding     $ 91,899,702
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 61,729,156
____________________________________________________________
============================================================
Class B                                         $ 25,478,569
____________________________________________________________
============================================================
Class C                                         $  4,691,977
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      7,185,304
____________________________________________________________
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,041,301
____________________________________________________________
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        560,347
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.59
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.59 divided by
      94.50%)                                   $       9.09
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.38
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.37
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $1,686,183 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $146,079)                                     $  1,864,534
------------------------------------------------------------
Dividends from affiliated money market funds         416,305
------------------------------------------------------------
Interest                                              24,212
------------------------------------------------------------
Security lending income                               41,370
============================================================
    Total investment income                        2,346,421
============================================================

EXPENSES:

Advisory fees                                      1,142,549
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                       198,947
------------------------------------------------------------
Distribution fees -- Class A                         279,427
------------------------------------------------------------
Distribution fees -- Class B                         341,091
------------------------------------------------------------
Distribution fees -- Class C                          63,229
------------------------------------------------------------
Transfer agent fees -- Class A                       523,159
------------------------------------------------------------
Transfer agent fees -- Class B                       225,236
------------------------------------------------------------
Transfer agent fees -- Class C                        41,753
------------------------------------------------------------
Directors' fees                                        9,028
------------------------------------------------------------
Other                                                235,009
============================================================
    Total expenses                                 3,109,428
============================================================
Less: Fees waived                                   (418,664)
------------------------------------------------------------
    Expenses paid indirectly                          (2,982)
============================================================
    Net expenses                                   2,687,782
============================================================
Net investment income (loss)                        (341,361)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (28,317,468)
------------------------------------------------------------
  Foreign currencies                                (376,108)
============================================================
                                                 (28,693,576)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            9,842,734
------------------------------------------------------------
  Foreign currencies                                   9,165
============================================================
                                                   9,851,899
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (18,841,677)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(19,183,038)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (341,361)   $   (871,076)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (28,693,576)        880,704
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 9,851,899     (29,176,045)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (19,183,038)    (29,166,417)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (295,141)             --
------------------------------------------------------------------------------------------
  Class B                                                         (131,925)             --
------------------------------------------------------------------------------------------
  Class C                                                          (21,688)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (20,355,876)     87,843,677
------------------------------------------------------------------------------------------
  Class B                                                       (7,313,094)     36,793,037
------------------------------------------------------------------------------------------
  Class C                                                       (1,204,078)      2,437,146
==========================================================================================
    Net increase (decrease) in net assets                      (48,504,840)     97,907,443
==========================================================================================

NET ASSETS:

  Beginning of year                                            140,404,542      42,497,099
------------------------------------------------------------------------------------------
  End of year                                                 $ 91,899,702    $140,404,542
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $175,659,752    $205,259,013
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (20,881)        (27,256)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (83,470,141)    (54,706,288)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             (269,028)    (10,120,927)
==========================================================================================
                                                              $ 91,899,702    $140,404,542
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Asian Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income (loss) was increased by $347,736, undistributed net realized gains increased by $378,477 and paid in capital decreased by $726,213 as a result of book/tax differences due to foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $82,261,705 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD                EXPIRATION
   ------------                ----------
   $54,943,768              October 31, 2005
   -----------------------------------------
    27,317,937              October 31, 2009
   =========================================
   $82,261,705
   _________________________________________
   =========================================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $418,664.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $495,708 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $279,427, $341,091 and $63,229 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $28,223 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $61,331 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $3,419 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,088 and reductions in custodian fees of $894 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,982.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $1,686,183 were on loan to brokers. The loans were secured by cash collateral of $1,308,800 received by the Fund and invested in affiliated money market funds as follows:
$654,400 in STIC Liquid Assets Portfolio and $654,400 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $41,370 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $80,913,851 and $98,341,154, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 11,138,150
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (12,616,767)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (1,478,617)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $93,313,262.


NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                          2001                           2000
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
                                                              -----------    -------------    ----------    ------------
Sold:
  Class A                                                      32,846,773    $ 319,396,653     8,636,312    $109,857,994
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,885,559       18,458,316     1,506,797      19,210,223
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,690,569       33,967,064       844,431      10,972,106
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          23,853          260,234            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          11,036          117,979            --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                           1,947           20,815            --              --
========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                              --               --     5,417,888      76,520,172
------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     2,222,098      30,887,919
------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        35,470         492,438
========================================================================================================================
Reacquired:
  Class A                                                     (34,450,943)    (340,012,763)   (7,649,919)    (98,534,489)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,651,836)     (25,889,389)   (1,065,606)    (13,305,105)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,780,014)     (35,191,957)     (703,160)     (9,027,398)
========================================================================================================================
                                                               (2,423,056)   $ (28,873,048)    9,244,311    $127,073,860
________________________________________________________________________________________________________________________
========================================================================================================================

* As of the close of business on June 9, 2000, the Fund acquired all the net assets of AIM New Pacific Growth Fund pursuant to a plan of reorganization approved by AIM New Pacific Growth Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 7,675,456 shares of the Fund for 16,613,124 shares of AIM New Pacific Growth Fund outstanding as of the close of business on June 9, 2000. AIM New Pacific Growth Fund's net assets at that date were $107,900,529, including $11,869,606 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $77,097,622.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                               NOVEMBER 3, 1997
                                                                                               (DATE OPERATIONS
                                                                 YEAR ENDED OCTOBER 31,}        COMMENCED) TO
                                                              ------------------------------      OCTOBER 31,
                                                              2001(a)     2000(a)    1999(a)          1998
                                                              -------     -------    -------    ---------------
Net asset value, beginning of period                          $ 10.70     $ 10.76    $  7.69        $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)      (0.07)     (0.03)          0.05
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.06)       0.01       3.14          (2.36)
===============================================================================================================
    Total from investment operations                            (2.07)      (0.06)      3.11          (2.31)
===============================================================================================================
Less distributions:
  Dividends from net investment income                             --          --      (0.04)            --
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.04)         --         --             --
===============================================================================================================
Net asset value, end of period                                $  8.59     $ 10.70    $ 10.76        $  7.69
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                (19.46)%     (0.56)%    40.66%        (23.10)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $61,729     $93,755    $25,420        $ 7,716
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.02%(c)    1.92%      1.92%          1.92%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.37%(c)    2.06%      2.72%          4.88%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.06)%(c)  (0.57)%    (0.50)%         0.70%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                            73%         64%       142%            79%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $79,836,318.
(d)  Annualized.

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                               NOVEMBER 3, 1997
                                                                                               (DATE OPERATIONS
                                                                 YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                              ------------------------------      OCTOBER 31,
                                                              2001(a)     2000(a)    1999(a)          1998
                                                              -------     -------    -------    ---------------
Net asset value, beginning of period                          $ 10.50     $ 10.65    $  7.63       $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)      (0.17)     (0.13)        (0.01)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.01)       0.02       3.16         (2.36)
===============================================================================================================
    Total from investment operations                            (2.08)      (0.15)      3.03         (2.37)
===============================================================================================================
Less distributions:
  Dividends from net investment income                             --          --      (0.01)           --
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.04)         --         --            --
===============================================================================================================
Net asset value, end of period                                $  8.38     $ 10.50    $ 10.65       $  7.63
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                (19.92)%     (1.41)%    39.76%       (23.70)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $25,479     $39,852    $12,070       $ 3,030
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.67%(c)    2.67%      2.79%         2.80%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.02%(c)    2.76%      3.59%         5.75%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.72)%(c)  (1.32)%    (1.37)%       (0.18)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                            73%         64%       142%           79%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $34,109,098.
(d)  Annualized.

                                                                                   CLASS C
                                                              --------------------------------------------------
                                                                                                NOVEMBER 3, 1997
                                                                                                (DATE OPERATIONS
                                                                  YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                              ------------------------------      OCTOBER 31,
                                                              2001(a)     2000(a)    1999(a)          1998
                                                              -------     -------    -------    ----------------
Net asset value, beginning of period                          $ 10.49     $ 10.63    $ 7.61         $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)      (0.17)    (0.13)          (0.01)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.01)       0.03      3.16           (2.38)
================================================================================================================
    Total from investment operations                            (2.08)      (0.14)     3.03           (2.39)
================================================================================================================
Less distributions:
  Dividends from net investment income                             --          --     (0.01)             --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.04)         --        --              --
================================================================================================================
Net asset value, end of period                                $  8.37     $ 10.49    $10.63         $  7.61
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                (19.94)%     (1.32)%   39.86%         (23.90)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 4,692     $ 6,797    $5,008         $   686
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.67%(c)    2.67%     2.79%           2.80%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.02%(c)    2.76%     3.59%           5.75%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.72)%(c)  (1.32)%   (1.37)%         (0.18)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                            73%         64%      142%             79%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,322,879.
(d)  Annualized.

EUROPEAN DEVELOPMENT FUND

                          REPORT OF INDEPENDENT ACCOUNTANTS

                          To the Board of Directors and Shareholders of AIM European Development Fund:

                          In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Development Fund (one of the funds constituting the AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report dated December 6, 2000, expressed an unqualified opinion on those statements.

                          PRICEWATERHOUSECOOPERS LLP

                          December 12, 2001
                          Houston, Texas

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM European Development Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the two-year period ended October 31, 2000 and the period November 3, 1997 (date operations commenced) through October 31, 1998. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM European Development Fund for the year ended October 31, 2000 and the financial highlights for each of the periods in the two-year period ended October 31, 2000 and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.11%

BELGIUM-3.73%

Omega Pharma S.A. (Health Care Supplies)          164,800   $  6,905,447
------------------------------------------------------------------------
UCB S.A. (Pharmaceuticals)(a)                     108,492      4,132,932
========================================================================
                                                              11,038,379
========================================================================

DENMARK-5.65%

Coloplast A.S. (Health Care Supplies)(a)           59,500      4,353,597
------------------------------------------------------------------------
Danske Bank A.S. (Banks)                           32,850      3,480,867
------------------------------------------------------------------------
H. Lundbeck A.S. (Pharmaceuticals)                 77,200      1,970,043
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)       136,869      5,553,586
------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                       43,200      1,358,417
========================================================================
                                                              16,716,510
========================================================================

FRANCE-18.28%

Altran Technologies S.A. (IT Consulting &
  Services)                                       107,800      4,948,845
------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                       47,700      2,202,676
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     82,700      6,085,667
------------------------------------------------------------------------
Beneteau (Leisure Products)                        24,800      1,360,631
------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           77,700      6,462,609
------------------------------------------------------------------------
Hermes International (Apparel & Accessories)        6,220        790,569
------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Department
  Stores)                                           6,500        748,340
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  140,100      5,693,912
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          116,250      7,665,059
------------------------------------------------------------------------
Silicon-On-Insulator Technologies (Electronic
  Equipment & Instruments)(a)                     262,600      3,498,415
------------------------------------------------------------------------
Sodexho Alliance S.A. (Restaurants)(a)             54,100      2,546,911
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           38,237      5,369,370
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            57,700      3,479,890
------------------------------------------------------------------------
Vivendi Environnement (Multi-Utilities)            82,400      3,167,901
========================================================================
                                                              54,020,795
========================================================================

GERMANY-9.99%

Allianz A.G. (Multi-Line Insurance)                 4,850      1,139,018
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     176,800      8,275,619
------------------------------------------------------------------------
AMB Aachener & Muenchener Beteiligungs A.G.
  (Multi-Line Insurance)                           38,300      4,154,327
------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                   25,937        770,457
------------------------------------------------------------------------
ELMOS Semiconductor A.G. (Electronic
  Equipment & Instruments)(a)                      82,300        977,887
------------------------------------------------------------------------
Hugo Boss A.G.-Pfd. (Apparel & Accessories)       159,100      2,795,535
------------------------------------------------------------------------
Medion A.G. (Distributors)                        101,800      3,564,612
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
GERMANY-(CONTINUED)

Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               16,900   $  4,470,964
------------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                    74,000      1,645,294
------------------------------------------------------------------------
Wella A.G.-Pfd. (Personal Products)                37,900      1,722,842
========================================================================
                                                              29,516,555
========================================================================

IRELAND-4.60%

Anglo Irish Bank Corp. PLC (Banks)              1,597,850      4,847,087
------------------------------------------------------------------------
Bank of Ireland PLC (Banks)                       371,000      3,316,180
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            116,200      5,431,188
========================================================================
                                                              13,594,455
========================================================================

ITALY-3.16%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A (Highways & Railtracks)        430,000      2,701,710
------------------------------------------------------------------------
Bulgari S.p.A. (Apparel & Accessories)            193,100      1,477,461
------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 274,414      3,438,432
------------------------------------------------------------------------
Recordati S.p.A (Pharmaceuticals)                  92,600      1,732,094
========================================================================
                                                               9,349,697
========================================================================

NETHERLANDS-5.40%

Fugro N.V. (Oil & Gas Equipment & Services)        59,500      3,039,469
------------------------------------------------------------------------
Koninklijke Ahold N.V. (Food Retail)              183,400      5,160,636
------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)      141,400      5,161,253
------------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                              76,600      1,844,452
------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)        36,200        759,892
========================================================================
                                                              15,965,702
========================================================================

NORWAY-1.37%

Tandberg A.S.A. (Electrical Equipment &
  Instruments)(a)                                 146,000      2,618,253
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A (Oil & Gas
  Equipment & Services)(a)                        101,700      1,429,318
========================================================================
                                                               4,047,571
========================================================================

PORTUGAL-0.18%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                     66,650        531,867
========================================================================

SPAIN-8.52%

Aurea Concesiones des Infrastructuras S.A./
  Concesionaria del Estado S.A. (Highways &
  Railtracks)                                      65,050      1,285,277
------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Banks)      63,300        708,255
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                108,600      3,646,310
------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                    585,800      7,113,383
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SPAIN-(CONTINUED)

Grupo Ferrovial, S.A. (Construction &
  Engineering)                                    299,600   $  5,555,510
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)(b)                                   146,100      2,722,297
------------------------------------------------------------------------
Prosegur, CIA de Seguridad S.A. (Diversified
  Commercial Services)                             87,700      1,073,627
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  256,650      3,081,853
========================================================================
                                                              25,186,512
========================================================================

SWEDEN-5.31%

Biacore International A.B. (Health Care
  Equipment)(a)                                    77,950      2,126,786
------------------------------------------------------------------------
Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                       89,500      1,565,008
------------------------------------------------------------------------
Nobel Biocare A.B. (Health Care Supplies)          50,800      1,929,005
------------------------------------------------------------------------
Q-Med A.B. (Biotechnology)(a)                     280,250      4,151,618
------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                         175,600      2,922,386
------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                      581,800      3,000,206
========================================================================
                                                              15,695,009
========================================================================

SWITZERLAND-3.65%

Nestle S.A.-Class B (Packaged Foods)               26,700      5,539,351
------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                 1,700      1,343,146
------------------------------------------------------------------------
Synthes Stratec, Inc. (Health Care Equipment)       5,940      3,896,989
========================================================================
                                                              10,779,486
========================================================================

UNITED KINGDOM-22.27%

Amey PLC (Diversified Commercial Services)        400,200      1,794,926
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     641,100      5,177,754
------------------------------------------------------------------------
Capita Group PLC (Employment Services)            712,800      4,512,110
------------------------------------------------------------------------
easyJet PLC (Airlines)(a)(b)(c)                   157,900        870,851
------------------------------------------------------------------------
easyJet PLC (Airlines)-Rts., expiring
  11/20/01(d)                                      11,842              0
------------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)(b)                        1,476,100      2,427,263
------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              161,600      1,739,770
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                        330,400   $  2,811,265
------------------------------------------------------------------------
JJB Sports PLC (Apparel Retail)                   395,400      2,571,976
------------------------------------------------------------------------
Luminar PLC (Restaurants)                         250,800      2,987,232
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       432,900      6,979,913
------------------------------------------------------------------------
Matalan PLC (Apparel Retail)(a)                    81,140        427,488
------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food
  Retail)                                         987,400      2,902,466
------------------------------------------------------------------------
Next PLC (Department Stores)                      263,800      3,335,932
------------------------------------------------------------------------
PizzaExpress PLC (Restaurants)                    132,900      1,493,764
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        301,100      4,206,343
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,005,400      3,621,069
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          269,300      6,446,514
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      617,800      4,629,966
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         377,700      2,125,690
------------------------------------------------------------------------
St. James's Place Capital PLC (Life & Health
  Insurance)                                      330,700      1,535,139
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                        562,500      1,984,984
------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                         53,000      1,234,370
========================================================================
                                                              65,816,785
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $270,046,108)                          272,259,323
========================================================================

MONEY MARKET FUNDS-8.06%

STIC Liquid Assets Portfolio(e)                11,910,798     11,910,798
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        11,910,798     11,910,798
========================================================================
    Total Money Market Funds (Cost
      $23,821,596)                                            23,821,596
========================================================================
TOTAL INVESTMENTS-100.17%
  (Cost $293,867,704)                                        296,080,919
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.17%)                           (502,270)
========================================================================
NET ASSETS-100.00%                                          $295,578,649
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred
Rts. - Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $293,867,704)*                                $296,080,919
------------------------------------------------------------
Foreign currencies, at value (cost $162,897)         160,937
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,699,779
------------------------------------------------------------
  Capital stock sold                                 296,676
------------------------------------------------------------
  Dividends and interest                             362,875
------------------------------------------------------------
Investment for deferred compensation plan             21,892
------------------------------------------------------------
Collateral for securities loaned                  12,778,726
------------------------------------------------------------
Other assets                                          22,943
============================================================
    Total assets                                 314,424,747
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,259,819
------------------------------------------------------------
  Capital stock reacquired                         2,237,548
------------------------------------------------------------
  Deferred compensation plan                          21,892
------------------------------------------------------------
  Collateral upon return of securities loaned     12,778,726
------------------------------------------------------------
Accrued distribution fees                            251,204
------------------------------------------------------------
Accrued directors' fees                                1,028
------------------------------------------------------------
Accrued transfer agent fees                          160,159
------------------------------------------------------------
Accrued operating expenses                           135,722
============================================================
    Total liabilities                             18,846,098
============================================================
Net assets applicable to shares outstanding     $295,578,649
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $157,650,544
____________________________________________________________
============================================================
Class B                                         $105,324,387
____________________________________________________________
============================================================
Class C                                         $ 32,603,718
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      9,543,012
____________________________________________________________
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,553,435
____________________________________________________________
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      2,026,798
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      16.52
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.52 divided by
      94.50%)                                   $      17.48
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      16.07
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      16.09
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $12,179,487 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $542,472)                                    $   4,556,503
------------------------------------------------------------
Dividends from affiliated money market funds       1,075,182
------------------------------------------------------------
Interest                                              24,311
------------------------------------------------------------
Security lending income                              278,960
============================================================
    Total investment income                        5,934,956
============================================================

EXPENSES:

Advisory fees                                      3,723,648
------------------------------------------------------------
Administrative services fees                          98,393
------------------------------------------------------------
Custodian fees                                       414,424
------------------------------------------------------------
Distribution fees -- Class A                         744,355
------------------------------------------------------------
Distribution fees -- Class B                       1,362,388
------------------------------------------------------------
Distribution fees -- Class C                         430,512
------------------------------------------------------------
Transfer agent fees -- Class A                       666,646
------------------------------------------------------------
Transfer agent fees -- Class B                       444,874
------------------------------------------------------------
Transfer agent fees -- Class C                       140,580
------------------------------------------------------------
Directors' fees                                        8,584
------------------------------------------------------------
Other                                                341,905
============================================================
    Total expenses                                 8,376,309
============================================================
Less: Fees waived                                       (741)
------------------------------------------------------------
    Expenses paid indirectly                          (6,908)
============================================================
    Net expenses                                   8,368,660
============================================================
Net investment income (loss)                      (2,433,704)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (67,671,590)
------------------------------------------------------------
  Foreign currencies                                (222,638)
============================================================
                                                 (67,894,228)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (72,137,054)
------------------------------------------------------------
  Foreign currencies                                  51,324
============================================================
                                                 (72,085,730)
============================================================
Net gain (loss) from investment securities
  and foreign currencies:                       (139,979,958)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(142,413,662)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    ------------
OPERATIONS:

  Net investment income (loss)                                $  (2,433,704)   $ (5,079,875)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (67,894,228)      7,766,214
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (72,085,730)     36,243,757
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (142,413,662)     38,930,096
===========================================================================================
Share transactions-net:
  Class A                                                       (41,056,861)    149,580,238
-------------------------------------------------------------------------------------------
  Class B                                                       (12,747,860)     88,697,953
-------------------------------------------------------------------------------------------
  Class C                                                        (5,586,293)     42,014,471
===========================================================================================
    Net increase (decrease) in net assets                      (201,804,676)    319,222,758
===========================================================================================

NET ASSETS:

  Beginning of year                                             497,383,325     178,160,567
===========================================================================================
  End of year                                                 $ 295,578,649    $497,383,325
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 362,926,197    $424,964,898
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (25,992)        (17,336)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (69,526,117)     (1,854,528)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            2,204,561      74,290,291
===========================================================================================
                                                              $ 295,578,649    $497,383,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM European Development Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $2,425,048, undistributed net realized gains increased by $222,639 and paid in capital decreased by $2,647,687 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $67,736,406 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 1,620,590   October 31, 2007
   ------------------------------
    66,115,816   October 31, 2009
   ==============================
   $67,736,406
   ______________________________
   ==============================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $741.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $98,393 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $730,064 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $744,355, $1,362,388, and $430,512, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $123,615 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $142,050 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $3,843 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,908 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $6,908.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $12,179,487 were on loan to brokers. The loans were secured by cash collateral of $12,778,726 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2001, the Fund received fees of $278,960 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $364,378,537 and $409,478,913, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 23,087,397
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (22,663,893)
=========================================================
Net unrealized appreciation of investment
  securities                                 $    423,504
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $295,657,415.


NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                          2001                           2000
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
                                                              -----------    -------------    ----------    -------------
Sold:
  Class A                                                      27,843,689    $ 529,552,845    14,973,472    $ 398,349,739
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,368,578       27,057,594     5,164,473      138,279,616
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,006,444       38,243,286     2,755,179       71,725,762
=========================================================================================================================
Reacquired:
  Class A                                                     (29,896,871)    (570,609,706)   (9,417,238)    (248,769,501)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,153,110)     (39,805,454)   (1,967,360)     (49,581,663)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,321,360)     (43,829,579)   (1,150,167)     (29,711,291)
=========================================================================================================================
                                                               (3,152,630)   $ (59,391,014)   10,358,359    $ 280,292,662
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                                                    NOVEMBER 3, 1997
                                                                    YEAR ENDED OCTOBER 31,          (DATE OPERATIONS
                                                              ---------------------------------       COMMENCED) TO
                                                              2001(a)       2000(a)      1999      OCTOBER 31, 1998(a)
                                                              --------      --------    -------    -------------------
Net asset value, beginning of period                          $  23.59      $  16.42    $ 12.96          $ 10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment gain (loss)                                     (0.06)        (0.21)     (0.11)           (0.08)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (7.01)         7.38       3.58             3.04
======================================================================================================================
    Total from investment operations                             (7.07)         7.17       3.47             2.96
======================================================================================================================
  Less dividends from net investment income                         --            --      (0.01)              --
======================================================================================================================
Net asset value, end of period                                $  16.52      $  23.59    $ 16.42          $ 12.96
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (29.97)%       43.67%     26.81%           29.60%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $157,651      $273,605    $99,148          $76,686
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.83%(c)      1.69%      1.88%            1.98%(d)(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)    (0.82)%    (0.69)%          (0.58)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             99%          112%       122%              93%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $212,672,819.
(d) Ratio of expenses to average net assets prior to fee waivers and /or expense reimbursements was 2.15%.
(e)  Annualized.

                                                                                       CLASS B
                                                              -------------------------------------------------------
                                                                                                    NOVEMBER 3, 1997
                                                                                                    (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                              ---------------------------------       OCTOBER 31,
                                                              2001(a)       2000(a)      1999           1998(a)
                                                              --------      --------    -------    ------------------
Net asset value, beginning of period                          $  23.11      $  16.20    $ 12.87        $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.19)        (0.38)     (0.22)         (0.18)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (6.85)         7.29       3.55           3.05
=====================================================================================================================
    Total from investment operations                             (7.04)         6.91       3.33           2.87
=====================================================================================================================
Net asset value, end of period                                $  16.07      $  23.11    $ 16.20        $ 12.87
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 (30.46)%       42.65%     25.87%         28.70%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $105,324      $169,614    $67,074        $50,121
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           2.50%(c)      2.39%      2.63%          2.72%(d)(e)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.98)%(c)    (1.52)%    (1.44)%        (1.32)%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                             99%          112%       122%            93%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $136,238,861.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.

                                                                                     CLASS C
                                                              -----------------------------------------------------
                                                                                                  NOVEMBER 3, 1997
                                                                                                  (DATE OPERATIONS
                                                                   YEAR ENDED OCTOBER 31,          COMMENCED) TO
                                                              -------------------------------       OCTOBER 31,
                                                              2001(a)      2000(a)     1999           1998(a)
                                                              -------      -------    -------    ------------------
Net asset value, beginning of period                          $ 23.13      $ 16.21    $ 12.88         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.19)       (0.38)     (0.23)         (0.18)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (6.85)        7.30       3.56           3.06
===================================================================================================================
    Total from investment operations                            (7.04)        6.92       3.33           2.88
===================================================================================================================
Net asset value, end of period                                $ 16.09      $ 23.13    $ 16.21         $12.88
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (30.44)%      42.69%     25.85%         28.80%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,604      $54,164    $11,938         $9,639
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                          2.50%(c)     2.39%      2.63%          2.72%(d)(e)
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.98)%(c)   (1.52)%    (1.44)%        (1.32)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            99%         112%       122%            93%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $43,051,257.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Directors and Shareholders of AIM Global Aggressive Growth Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Aggressive Growth Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

                       PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Global Aggressive Growth Fund for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United
States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                 MARKET
                                                 SHARES          VALUE
DOMESTIC COMMON STOCKS-35.32%

APPAREL RETAIL-1.62%

American Eagle Outfitters, Inc.(a)                 228,300   $    6,255,420
---------------------------------------------------------------------------
Genesco, Inc.(a)                                   166,600        3,040,450
---------------------------------------------------------------------------
Too Inc.(a)                                        365,000        9,712,650
===========================================================================
                                                                 19,008,520
===========================================================================

APPLICATION SOFTWARE-2.38%

Activision, Inc.(a)                                 91,200        3,296,880
---------------------------------------------------------------------------
Aspen Technology, Inc.(a)                          204,300        2,706,975
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)                             51,700        1,209,780
---------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                    600,000       14,796,000
---------------------------------------------------------------------------
National Instruments Corp.(a)                      208,500        6,006,885
===========================================================================
                                                                 28,016,520
===========================================================================

BANKS-1.29%

Investors Financial Services Corp.                 160,000        8,464,000
---------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               231,800        6,650,342
===========================================================================
                                                                 15,114,342
===========================================================================

BROADCASTING & CABLE TV-0.29%

Hispanic Broadcasting Corp.(a)                     205,300        3,440,828
===========================================================================

CASINOS & GAMING-0.43%

International Game Technology(a)                   100,000        5,105,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.35%

CDW Computer Centers, Inc.(a)                       90,000        4,144,500
===========================================================================

CONSTRUCTION & ENGINEERING-1.03%

Jacobs Engineering Group Inc.(a)                    89,900        5,892,046
---------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                           225,000        6,187,500
===========================================================================
                                                                 12,079,546
===========================================================================

CONSUMER FINANCE-0.36%

AmeriCredit Corp.(a)                               274,000        4,247,000
===========================================================================

DATA PROCESSING SERVICES-1.32%

Concord EFS, Inc.(a)                               216,614        5,928,725
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                    180,000        6,694,200
---------------------------------------------------------------------------
Paychex, Inc.                                       90,900        2,914,254
===========================================================================
                                                                 15,537,179
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.67%

Apollo Group, Inc.-Class A(a)                      220,200        8,951,130
---------------------------------------------------------------------------
IMS Health Inc.                                    223,300        4,771,921
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                              150,000        5,857,500
===========================================================================
                                                                 19,580,551
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.48%

Eaton Vance Corp.                                  252,500        7,095,250
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Legg Mason, Inc.                                   150,000   $    6,316,500
---------------------------------------------------------------------------
SEI Investments Co.                                130,000        3,997,500
===========================================================================
                                                                 17,409,250
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.04%

Jabil Circuit, Inc.(a)                             135,100        2,864,120
---------------------------------------------------------------------------
Tektronix, Inc.(a)                                 164,500        3,240,650
---------------------------------------------------------------------------
Waters Corp.(a)                                    174,200        6,182,358
===========================================================================
                                                                 12,287,128
===========================================================================

EMPLOYMENT SERVICES-0.81%

Robert Half International Inc.(a)                  464,100        9,574,383
===========================================================================

ENVIRONMENTAL SERVICES-0.88%

Tetra Tech, Inc.(a)                                400,000       10,352,000
===========================================================================

FOOTWEAR-0.27%

Vans, Inc.(a)                                      219,100        3,146,276
===========================================================================

GAS UTILITIES-0.51%

Kinder Morgan, Inc.                                120,000        5,955,600
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.26%

Express Scripts, Inc.(a)                           267,200       10,939,168
---------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            142,400       12,274,880
---------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           316,200        8,126,340
---------------------------------------------------------------------------
McKesson Corp.                                     190,100        7,031,799
===========================================================================
                                                                 38,372,187
===========================================================================

HEALTH CARE FACILITIES-1.22%

Health Management Associates, Inc.-Class A(a)     452,500         8,819,225
---------------------------------------------------------------------------
Province Healthcare Co.(a)                         200,000        5,510,000
===========================================================================
                                                                 14,329,225
===========================================================================

INDUSTRIAL MACHINERY-0.25%

Danaher Corp.(a)                                    52,700        2,937,498
===========================================================================

INSURANCE BROKERS-0.04%

Brown & Brown, Inc.                                  7,500          430,500
===========================================================================

IT CONSULTING & SERVICES-1.20%

SunGard Data Systems Inc.(a)                       560,200       14,117,040
===========================================================================

MANAGED HEALTH CARE-1.15%

First Health Group Corp.(a)                        500,000       13,500,000
===========================================================================

MOVIES & ENTERTAINMENT-0.31%

Macrovision Corp.(a)                               150,000        3,691,500
===========================================================================

MULTI-LINE INSURANCE-0.53%

HCC Insurance Holdings, Inc.                       225,000        6,185,250
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

OIL & GAS DRILLING-0.93%

Patterson-UTI Energy, Inc.(a)                      500,000   $    9,010,000
---------------------------------------------------------------------------
Pride International, Inc.(a)                       147,700        1,899,422
===========================================================================
                                                                 10,909,422
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.64%

Hanover Compressor Co.(a)                          262,400        7,236,992
---------------------------------------------------------------------------
National-Oilwell, Inc.(a)                          500,000        9,260,000
---------------------------------------------------------------------------
Varco International, Inc.(a)                       189,000        2,835,000
===========================================================================
                                                                 19,331,992
===========================================================================

PHARMACEUTICALS-0.79%

Medicis Pharmaceutical Corp.-Class A(a)            160,100        9,236,169
===========================================================================

RESTAURANTS-1.13%

CEC Entertainment Inc.(a)                          261,600       10,134,384
---------------------------------------------------------------------------
Starbucks Corp.(a)                                 185,000        3,167,200
===========================================================================
                                                                 13,301,584
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.36%

Lam Research Corp.(a)                              225,000        4,266,000
===========================================================================

SEMICONDUCTORS-2.57%

Alpha Industries, Inc.(a)                          310,200        7,221,456
---------------------------------------------------------------------------
Micrel, Inc.(a)                                    216,100        5,434,915
---------------------------------------------------------------------------
Microchip Technology Inc.(a)                       201,500        6,290,830
---------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                          130,000        2,657,200
---------------------------------------------------------------------------
Semtech Corp.(a)                                   229,500        8,663,625
===========================================================================
                                                                 30,268,026
===========================================================================

SPECIALTY CHEMICALS-0.60%

OM Group, Inc.                                     115,700        7,005,635
===========================================================================

SPECIALTY STORES-1.35%

AutoZone, Inc.(a)                                  110,000        6,438,300
---------------------------------------------------------------------------
Bed Bath and Beyond, Inc.                          117,200        2,937,032
---------------------------------------------------------------------------
Venator Group, Inc.(a)                             450,000        6,525,000
===========================================================================
                                                                 15,900,332
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.63%

Comverse Technology, Inc.(a)                       135,500        2,548,755
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   356,900       10,699,862
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           285,800        5,964,646
===========================================================================
                                                                 19,213,263
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.25%

Fastenal Co.                                        50,100        2,958,405
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.38%

American Tower Corp.-Class A(a)                    400,000        4,408,000
===========================================================================
    Total Domestic Common Stocks (Cost
      $425,273,731)                                             415,360,651
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-53.93%

AUSTRALIA-0.32%

ERG Ltd. (Electronic Equipment & Instruments)   11,378,000   $    3,777,644
===========================================================================

BELGIUM-1.98%

Omega Pharma S.A. (Health Care Supplies)           166,700        6,985,060
---------------------------------------------------------------------------
UCB S.A. (Pharmaceuticals)(a)                      427,600       16,289,143
===========================================================================
                                                                 23,274,203
===========================================================================

BRAZIL-1.18%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        388,600        6,310,864
---------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Integrated Oil & Gas)                           393,300        7,571,317
===========================================================================
                                                                 13,882,181
===========================================================================

CANADA-1.76%

CAE, Inc. (Aerospace/Defense)                      386,300        1,864,997
---------------------------------------------------------------------------
Onex Corp. (Electronic Equipment &
  Instruments)                                     872,700       11,233,534
---------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(a)                                     300,100        7,655,978
===========================================================================
                                                                 20,754,509
===========================================================================

DENMARK-3.14%

Coloplast A.S.-Class B (Health Care
  Supplies)(a)                                     238,800       17,472,924
---------------------------------------------------------------------------
H. Lundbeck A.S. (Pharmaceuticals)                 509,200       12,994,116
---------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                       204,700        6,436,757
===========================================================================
                                                                 36,903,797
===========================================================================

FRANCE-1.95%

Altran Technologies S.A. (IT Consulting &
  Services)                                        426,900       19,597,976
---------------------------------------------------------------------------
Silicon-On-Insulator Technologies (Electronic
  Equipment & Instruments)(a)                      250,000        3,330,555
===========================================================================
                                                                 22,928,531
===========================================================================

GERMANY-2.55%

Hugo Boss A.G.-Pfd. (Apparel & Accessories)     566,000           9,945,145
---------------------------------------------------------------------------
Medion A.G. (Distributors)                         256,200        8,971,057
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)     11,400           3,181,130
---------------------------------------------------------------------------
Wella A.G.-Pfd. (Personal Products)                174,400        7,927,801
===========================================================================
                                                                 30,025,133
===========================================================================

HONG KONG-1.76%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                   1,452,500        4,404,139
---------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)            7,482,000        7,865,844
---------------------------------------------------------------------------
Legend Holdings Ltd. (Computer Hardware)         8,866,000        3,722,655
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
HONG KONG-(CONTINUED)

Li & Fung Ltd. (Distributors)                    4,894,000   $    4,674,487
===========================================================================
                                                                 20,667,125
===========================================================================

INDIA-2.47%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)(a)                             790,200       19,675,980
---------------------------------------------------------------------------
Infosy Technologies Ltd. (IT Consulting &
  Services)(b)                                      90,024        5,466,909
---------------------------------------------------------------------------
Satyam Computer Services Ltd. (IT Consulting
  & Services)                                      617,000        1,803,815
---------------------------------------------------------------------------
Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                           322,900        2,163,430
===========================================================================
                                                                 29,110,134
===========================================================================

IRELAND-1.18%

Anglo Irish Bank Corp. PLC (Banks)               2,254,800        6,839,948
---------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             150,000        7,011,000
===========================================================================
                                                                 13,850,948
===========================================================================

ISRAEL-1.43%

Lumenis Ltd. (Health Care Equipment)(a)            300,200        5,973,980
---------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             256,660       10,805,386
===========================================================================
                                                                 16,779,366
===========================================================================

ITALY-0.45%

Bulgari S.p.A. (Apparel & Accessories)             696,900        5,332,174
===========================================================================

JAPAN-6.72%

Bellsystem24, Inc. (Diversified Commercial
  Services)                                         57,000       23,369,814
---------------------------------------------------------------------------
C & S Co., Ltd. (Food Retail)                      377,520       10,421,575
---------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                      37,390          354,831
---------------------------------------------------------------------------
Hokuto Corp. (Agricultural Products)               346,550       15,000,939
---------------------------------------------------------------------------
Net One Systems Co., Ltd. (IT Consulting &
  Services)(a)                                         574        8,719,699
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)         534,100       11,472,419
---------------------------------------------------------------------------
Yahoo Japan Corp. (Internet Software &
  Services)(a)                                         346        9,636,230
===========================================================================
                                                                 78,975,507
===========================================================================

MEXICO-4.04%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            474,600        7,119,000
---------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring
  12/13/02 (Construction Materials)(c)              16,212           21,076
---------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de
  C.V.-Class O (Banks)(a)                       11,940,000        9,037,067
---------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)     3,161,000        7,259,224
---------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)          198,600        6,764,316
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
MEXICO-(CONTINUED)

Tubos de Acero de Mexico S.A.-ADR (Oil & Gas
  Equipment & Services)(a)                         541,800   $    5,092,920
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                   5,637,400       12,168,275
===========================================================================
                                                                 47,461,878
===========================================================================

NETHERLANDS-2.46%

Fugro N.V. (Oil & Gas Equipment & Services)        116,500        5,951,229
---------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)       432,000       15,768,468
---------------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                              301,500        7,259,822
===========================================================================
                                                                 28,979,519
===========================================================================

NORWAY-0.77%

Tandberg A.S.A. (Electronic Equipment &
  Instruments)(a)                                  288,900        5,180,912
---------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A (Oil & Gas
  Equipment & Services)(a)                         274,000        3,850,867
===========================================================================
                                                                  9,031,779
===========================================================================

PHILIPPINES-0.26%

SM Prime Holdings, Inc. (Real Estate
  Management & Development)                     28,033,600        3,021,909
===========================================================================

SINGAPORE-0.74%

Datacraft Asia Ltd. (Networking Equipment)       2,688,880        8,711,971
===========================================================================

SOUTH KOREA-1.11%

Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                      274,500        5,720,580
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                  54,900        7,378,118
===========================================================================
                                                                 13,098,698
===========================================================================

SPAIN-4.39%

Grupo Dragados, S.A. (Construction &
  Engineering)                                   1,837,700       22,315,234
---------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                   1,006,200       18,658,057
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       572,600       10,669,316
===========================================================================
                                                                 51,642,607
===========================================================================

SWEDEN-1.74%

Biacore International A.B. (Health Care
  Equipment)(a)                                    113,850        3,106,281
---------------------------------------------------------------------------
Getinge Industrier A.B.-Class B (Health Care
  Equipment)                                       899,911       12,403,139
---------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                       958,800        4,944,308
===========================================================================
                                                                 20,453,728
===========================================================================

SWITZERLAND-1.52%

Disetronic Holding AG (Health Care Equipment)        2,115        1,598,546
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
SWITZERLAND-(CONTINUED)

Synthes-Stratec Inc. (Health Care Equipment)        24,800   $   16,270,257
===========================================================================
                                                                 17,868,803
===========================================================================

TAIWAN-0.88%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                            5,830,592       10,309,163
===========================================================================

THAILAND-0.26%

Advanced Info Service Public Company Ltd.
  (Wireless Telecommunication Services)          3,240,000        3,007,381
===========================================================================

UNITED KINGDOM-8.87%

Aggreko PLC (Diversified Commercial Services)    2,051,800       10,271,081
---------------------------------------------------------------------------
Amey PLC (Diversified Commercial Services)       1,708,400        7,662,297
---------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)             1,750,900       12,185,927
---------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      1,658,500       26,741,017
---------------------------------------------------------------------------
Matalan PLC (Apparel Retail)(a)                    361,600        1,904,851
---------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food
  Retail)                                        4,711,100       13,848,297
---------------------------------------------------------------------------
PizzaExpress PLC (Restaurants)                     273,500        3,074,075
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Serco Group PLC (Diversified Commercial
  Services)(a)                                     582,800   $    3,093,987
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)        2,767,900       15,577,702
---------------------------------------------------------------------------
St. James's Place Capital PLC (Life & Health
  Insurance)                                     1,117,700        5,188,462
---------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                         205,600        4,788,424
===========================================================================
                                                                104,336,120
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $648,630,642)                             634,184,808
===========================================================================

MONEY MARKET FUNDS-11.83%

STIC Liquid Assets Portfolio(d)                 69,563,948       69,563,948
---------------------------------------------------------------------------
STIC Prime Portfolio(d)                         69,563,948       69,563,948
===========================================================================
    Total Money Market Funds (Cost
      $139,127,896)                                             139,127,896
===========================================================================
TOTAL INVESTMENTS-101.08% (Cost
  $1,213,032,269)                                             1,188,673,355
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.08%)                           (12,651,942)
===========================================================================
NET ASSETS-100.00%                                           $1,176,021,413
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred
Wts. - Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Directors.
(c) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $1,213,032,269)*                             $1,188,673,355
-------------------------------------------------------------
Foreign currencies, at value (cost
  $5,653,511)                                       5,638,016
-------------------------------------------------------------
Receivables for:
  Investments sold                                 12,012,616
-------------------------------------------------------------
  Capital stock sold                                  453,729
-------------------------------------------------------------
  Dividends                                         1,165,504
-------------------------------------------------------------
Investment for deferred compensation plan              61,747
-------------------------------------------------------------
Collateral for securities loaned                  115,648,547
-------------------------------------------------------------
Other assets                                           27,208
=============================================================
    Total assets                                1,323,680,722
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            26,709,558
-------------------------------------------------------------
  Capital stock reacquired                          3,158,186
-------------------------------------------------------------
  Deferred compensation plan                           61,747
-------------------------------------------------------------
  Collateral upon return of securities loaned     115,648,547
-------------------------------------------------------------
Accrued distribution fees                             965,097
-------------------------------------------------------------
Accrued directors' fees                                 1,449
-------------------------------------------------------------
Accrued transfer agent fees                           670,268
-------------------------------------------------------------
Accrued operating expenses                            444,457
=============================================================
    Total liabilities                             147,659,309
=============================================================
Net assets applicable to shares outstanding    $1,176,021,413
=============================================================

NET ASSETS:

Class A                                        $  563,827,722
_____________________________________________________________
=============================================================
Class B                                        $  583,933,291
_____________________________________________________________
=============================================================
Class C                                        $   28,260,400
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      44,828,759
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      48,789,139
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       2,359,810
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        12.58
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.58 divided by
      95.25%)                                  $        13.21
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        11.97
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        11.98
_____________________________________________________________
=============================================================

* At October 31, 2001, securities with an aggregate market value of $112,584,290 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,212,637)                                  $   9,108,590
------------------------------------------------------------
Dividends from affiliated money market funds       6,608,951
------------------------------------------------------------
Interest                                             276,198
------------------------------------------------------------
Security lending income                            2,320,511
============================================================
    Total investment income                       18,314,250
============================================================

EXPENSES:

Advisory fees                                     14,440,026
------------------------------------------------------------
Administrative services fees                         173,416
------------------------------------------------------------
Custodian fees                                     1,173,152
------------------------------------------------------------
Distribution fees -- Class A                       3,928,551
------------------------------------------------------------
Distribution fees -- Class B                       8,163,001
------------------------------------------------------------
Distribution fees -- Class C                         379,927
------------------------------------------------------------
Transfer agent fees -- Class A                     2,653,191
------------------------------------------------------------
Transfer agent fees -- Class B                     2,955,681
------------------------------------------------------------
Transfer agent fees -- Class C                       137,565
------------------------------------------------------------
Directors' fees                                       14,832
------------------------------------------------------------
Other                                              1,088,983
============================================================
    Total expenses                                35,108,325
============================================================
Less: Fees waived                                     (4,957)
------------------------------------------------------------
    Expenses paid indirectly                         (29,109)
============================================================
    Net expenses                                  35,074,259
============================================================
Net investment income (loss)                     (16,760,009)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (141,749,972)
------------------------------------------------------------
  Foreign currencies                                (848,325)
============================================================
                                                (142,598,297)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (692,170,123)
------------------------------------------------------------
  Foreign currencies                                  11,241
============================================================
                                                (692,158,882)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (834,757,179)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(851,517,188)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (16,760,009)   $  (31,828,442)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (142,598,297)      463,678,841
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (692,158,882)      (36,883,831)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (851,517,188)      394,966,568
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (201,308,981)      (51,990,426)
-----------------------------------------------------------------------------------------------
  Class B                                                        (218,184,705)      (58,426,813)
-----------------------------------------------------------------------------------------------
  Class C                                                          (9,633,290)       (1,135,421)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          64,597,208       112,191,153
-----------------------------------------------------------------------------------------------
  Class B                                                          71,798,372        84,244,285
-----------------------------------------------------------------------------------------------
  Class C                                                           6,642,905        38,282,689
===============================================================================================
    Net increase (decrease) in net assets                      (1,137,605,679)      518,132,035
===============================================================================================

NET ASSETS:

  Beginning of year                                             2,313,627,092     1,795,495,057
===============================================================================================
  End of year                                                 $ 1,176,021,413    $2,313,627,092
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 1,344,175,481    $1,218,746,808
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (124,227)         (108,263)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (143,605,635)      427,253,871
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             (24,424,206)      667,734,676
===============================================================================================
                                                              $ 1,176,021,413    $2,313,627,092
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


   AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is above-average long-term growth of capital. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service.

GLOBAL AGGRESSIVE GROWTH FUND

   Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income (loss) was increased by $16,744,045, undistributed net realized gains increased by $865,767 and paid in capital decreased by $17,609,812 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The fund has a capital loss carryforward of $138,223,796 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $4,957.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $173,416 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $3,169,885 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $3,928,551, $8,163,001 and $379,927, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $235,749 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $114,760 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $5,736 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $29,109 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $29,109.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $112,584,290 were on loan to brokers. The loans were secured by cash collateral of $115,648,547 received by the Fund and invested in affiliated money market funds as follows:
$57,824,273 in STIC Liquid Assets Portfolio and $57,824,274 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $2,320,511 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,306,856,302 and $1,483,128,037, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 145,687,355
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (175,428,107)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                  $ (29,740,752)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,218,414,107.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      39,018,701    $ 612,509,848     18,396,903    $ 547,555,973
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,311,795       37,138,541      6,080,280      181,657,597
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,060,678       16,872,704      1,805,060       53,447,289
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      10,348,387      190,616,587      1,995,404       49,763,525
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      11,471,372      202,004,337      2,238,791       54,178,748
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         509,053        8,969,519         42,452        1,027,748
==========================================================================================================================
Reacquired:
  Class A                                                     (47,208,581)    (738,529,227)   (16,549,844)    (485,128,345)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,394,193)    (167,344,506)    (5,346,711)    (151,592,060)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,247,194)     (19,199,318)      (574,953)     (16,192,348)
==========================================================================================================================
                                                                4,870,018    $ 143,038,485      8,087,382    $ 234,718,127
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                                               ------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------------------
                                                 2001       2000(a)      1999(a)     1998(a)      1997(a)
                                               --------    ----------    --------    --------    ----------
Net asset value, beginning of period           $  25.87    $    21.95    $  15.87    $  17.28    $    15.76
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.13)        (0.28)      (0.17)      (0.10)        (0.15)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (8.42)         5.56        6.25       (1.31)         1.67
===========================================================================================================
    Total from investment operations              (8.55)         5.28        6.08       (1.41)         1.52
===========================================================================================================
Less distributions from net realized gains        (4.74)        (1.36)         --          --            --
===========================================================================================================
Net asset value, end of period                 $  12.58    $    25.87    $  21.95    $  15.87    $    17.28
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                  (38.87)%       24.27%      38.31%      (8.16)%        9.65%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $563,828    $1,103,740    $852,198    $937,587    $1,242,505
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets            1.87%(c)       1.65%      1.80%       1.75%         1.75%
===========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.75)%(c)      (0.96)%    (0.95)%    (0.55)%       (0.88)%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                              87%           62%         60%         50%           57%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $785,710,258.

                                                                         CLASS B
                                               ------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------------------
                                                 2001       2000(a)      1999(a)     1998(a)      1997(a)
                                               --------    ----------    --------    --------    ----------
Net asset value, beginning of period           $  24.98    $    21.35    $  15.52    $  17.00    $    15.58
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.21)        (0.42)      (0.27)      (0.19)        (0.24)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (8.06)         5.41        6.10       (1.29)         1.66
===========================================================================================================
    Total from investment operations              (8.27)         4.99        5.83       (1.48)         1.42
===========================================================================================================
Less distributions from net realized gains        (4.74)        (1.36)         --          --            --
===========================================================================================================
Net asset value, end of period                 $  11.97    $    24.98    $  21.35    $  15.52    $    17.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                  (39.19)%       23.56%      37.56%      (8.71)%        9.11%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $583,933    $1,158,979    $926,972    $947,293    $1,241,999
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets            2.39%(c)       2.19%      2.37%       2.32%         2.30%
===========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.27)%(c)      (1.50)%    (1.52)%    (1.11)%       (1.44)%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                              87%           62%         60%         50%           57%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(C)  Ratios are based on average daily net assets of $816,300,085.

                                                                            CLASS C
                                               ------------------------------------------------------------------
                                                                                               AUGUST 4, 1997
                                                        YEAR ENDED OCTOBER 31,             (DATE SALES COMMENCED)
                                               ----------------------------------------        TO OCTOBER 31,
                                                2001      2000(a)    1999(a)    1998(a)           1997(a)
                                               -------    -------    -------    -------    ----------------------
Net asset value, beginning of period           $ 24.99    $ 21.35    $ 15.52    $ 17.00            $18.39
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.21)     (0.42)     (0.27)     (0.19)            (0.04)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (8.06)      5.42       6.10      (1.29)            (1.35)
=================================================================================================================
    Total from investment operations             (8.27)      5.00       5.83      (1.48)            (1.39)
=================================================================================================================
Less distributions from net realized gains       (4.74)     (1.36)        --         --                --
=================================================================================================================
Net asset value, end of period                 $ 11.98    $ 24.99    $ 21.35    $ 15.52            $17.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                 (39.17)%    23.61%     37.56%     (8.71)%            7.56%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $28,260    $50,908    $16,325    $13,186            $4,676
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets           2.39%(c)    2.19%     2.37%      2.34%             2.36%(d)
=================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.28)%(c)   (1.50)%   (1.52)%   (1.13)%           (1.50)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                             87%        62%        60%        50%               57%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(C)  Ratios are based on average daily net assets of $37,992,693.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of AIM Global Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Growth Fund (one of the funds constituting AIM International Funds, Inc; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Global Growth Fund for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-44.96%

AEROSPACE & DEFENSE-1.88%

General Dynamics Corp.                             91,000   $  7,425,600
------------------------------------------------------------------------
Lockheed Martin Corp.                             180,000      8,778,600
========================================================================
                                                              16,204,200
========================================================================

APPLICATION SOFTWARE-1.56%

Electronic Arts Inc.(a)                           130,000      6,689,800
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               225,000      6,698,250
========================================================================
                                                              13,388,050
========================================================================

BIOTECHNOLOGY-1.57%

Amgen Inc.(a)                                     148,000      8,409,360
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      85,000      5,098,300
========================================================================
                                                              13,507,660
========================================================================

DATA PROCESSING SERVICES-1.34%

First Data Corp.                                  170,000     11,486,900
========================================================================

DIVERSIFIED FINANCIAL SERVICES-7.33%

Citigroup Inc.                                    250,000     11,380,000
------------------------------------------------------------------------
Fannie Mae                                        135,000     10,929,600
------------------------------------------------------------------------
Freddie Mac                                       170,000     11,529,400
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   130,000     10,160,800
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     145,000      9,056,700
------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  205,000     10,028,600
========================================================================
                                                              63,085,100
========================================================================

GENERAL MERCHANDISE STORES-1.22%

Wal-Mart Stores, Inc.                             204,500     10,511,300
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.42%

AmerisourceBergen Corp.                            65,000      4,131,400
------------------------------------------------------------------------
Cardinal Health, Inc.                             120,000      8,053,200
========================================================================
                                                              12,184,600
========================================================================

HEALTH CARE EQUIPMENT-1.45%

Baxter International Inc.                         195,000      9,432,150
------------------------------------------------------------------------
Biomet, Inc.(a)                                   100,000      3,050,000
========================================================================
                                                              12,482,150
========================================================================

HEALTH CARE FACILITIES-2.17%

HCA Inc.                                          232,000      9,201,120
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         165,000      9,490,800
========================================================================
                                                              18,691,920
========================================================================

HOME IMPROVEMENT RETAIL-2.13%

Home Depot, Inc. (The)                            230,000      8,792,900
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 280,000      9,548,000
========================================================================
                                                              18,340,900
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

INDUSTRIAL CONGLOMERATES-1.06%

General Electric Co.                              250,000   $  9,102,500
========================================================================

IT CONSULTING & SERVICES-0.60%

SunGard Data Systems Inc.(a)                      205,000      5,166,000
========================================================================

MANAGED HEALTH CARE-0.50%

UnitedHealth Group Inc.                            65,000      4,273,750
========================================================================

MOVIES & ENTERTAINMENT-1.05%

AOL Time Warner Inc.(a)                           125,000      3,901,250
------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            140,000      5,111,400
========================================================================
                                                               9,012,650
========================================================================

MULTI-LINE INSURANCE-1.25%

American International Group, Inc.                137,000     10,768,200
========================================================================

NETWORKING EQUIPMENT-1.43%

Brocade Communications Systems, Inc.(a)           130,000      3,191,500
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            540,000      9,136,800
========================================================================
                                                              12,328,300
========================================================================

PHARMACEUTICALS-6.39%

Abbott Laboratories                               140,000      7,417,200
------------------------------------------------------------------------
Allergan, Inc.                                    131,000      9,404,490
------------------------------------------------------------------------
Andrx Group(a)                                    107,000      6,947,510
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          121,000      6,467,450
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      114,000      8,479,320
------------------------------------------------------------------------
Johnson & Johnson                                 122,000      7,065,020
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     235,000      9,162,650
========================================================================
                                                              54,943,640
========================================================================

SEMICONDUCTOR EQUIPMENT-1.24%

Applied Materials, Inc.(a)                        151,000      5,150,610
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               135,000      5,516,100
========================================================================
                                                              10,666,710
========================================================================

SEMICONDUCTORS-5.49%

Analog Devices, Inc.(a)                           230,000      8,740,000
------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         150,000      5,161,500
------------------------------------------------------------------------
Intel Corp.                                       367,000      8,962,140
------------------------------------------------------------------------
Linear Technology Corp.                           150,000      5,820,000
------------------------------------------------------------------------
Texas Instruments Inc.                            365,000     10,216,350
------------------------------------------------------------------------
Xilinx, Inc.(a)                                   275,000      8,365,500
========================================================================
                                                              47,265,490
========================================================================

SOFT DRINKS-0.54%

PepsiCo, Inc.                                      95,000      4,627,450
========================================================================

SYSTEMS SOFTWARE-1.46%

Microsoft Corp.(a)                                155,000      9,013,250
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                   260,000   $  3,525,600
========================================================================
                                                              12,538,850
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.91%

QUALCOMM Inc.(a)                                  160,000      7,859,200
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.97%

Sprint Corp. (PCS Group)(a)                       375,000      8,362,500
========================================================================
    Total Domestic Common Stocks (Cost
      $391,207,486)                                          386,798,020
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-49.99%

AUSTRALIA-0.77%

AMP Ltd. (Multi-Line Insurance)                   725,240      6,585,217
========================================================================

BERMUDA-0.99%

ACE Ltd. (Property & Casualty Insurance)          242,000      8,530,500
========================================================================

BRAZIL-0.55%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       292,400      4,748,576
========================================================================

CANADA-3.16%

Bank of Nova Scotia (Banks)                        80,000      2,208,095
------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                344,300     16,271,618
------------------------------------------------------------------------
Bombardier Inc.-Class B (Aerospace & Defense)     681,020      4,415,249
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      175,600      4,338,327
========================================================================
                                                              27,233,289
========================================================================

DENMARK-2.56%

Danske Bank A.S. (Banks)                          541,050      8,015,835
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)       292,610     11,872,921
------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                       67,800      2,131,959
========================================================================
                                                              22,020,715
========================================================================

FRANCE-11.27%

Aventis S.A. (Pharmaceuticals)                    188,200     13,849,123
------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          177,900     14,796,630
------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Department
  Stores)                                          17,920      2,063,115
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  235,200      9,558,945
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          267,800     17,657,657
------------------------------------------------------------------------
Sodexho Alliance S.A. (Restaurants)(a)            111,200      5,235,056
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)          117,359     16,479,950
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)           167,850     10,123,042
------------------------------------------------------------------------
Vivendi Environnement (Multi-Utilities)           187,000      7,189,291
========================================================================
                                                              96,952,809
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

GERMANY-3.43%

Allianz A.G. (Multi-Line Insurance)                14,340   $  3,367,737
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     323,380     15,136,706
------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                   76,387      2,269,072
------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               32,900      8,703,829
========================================================================
                                                              29,477,344
========================================================================

HONG KONG-0.26%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                    748,000      2,268,018
========================================================================

IRELAND-0.68%

Bank of Ireland (Banks)                           658,800      5,888,677
========================================================================

ISRAEL-1.68%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               233,800     14,448,840
========================================================================

ITALY-1.79%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)       995,800      6,256,658
------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 731,600      9,167,012
========================================================================
                                                              15,423,670
========================================================================

JAPAN-5.13%

Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                     15,220        144,438
------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                        63,000      2,078,732
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $6,226,462)(b)                   311,000      7,467,658
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         44,000      3,227,050
------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                   96,000      3,442,005
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    102,000      6,089,677
------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)           14,000      2,158,772
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 01/27/99-02/21/01; Cost
  $6,458,082)(b)                                      424      5,748,448
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              215,000      3,582,163
------------------------------------------------------------------------
Sharp Corp. (Consumer Electronics)                217,000      2,243,728
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                57,000      2,760,617
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      80,200      1,945,394
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        150,100      3,224,134
========================================================================
                                                              44,112,816
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

MEXICO-1.42%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           137,300   $  2,059,500
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)         137,300      4,676,438
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  2,536,200      5,474,364
========================================================================
                                                              12,210,302
========================================================================

NETHERLANDS-2.13%

Koninklijke Ahold N.V. (Food Retail)              381,200     10,726,468
------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Integrated Oil &
  Gas)                                            103,340      5,255,715
------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)       110,100      2,311,164
========================================================================
                                                              18,293,347
========================================================================

PORTUGAL-0.17%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)(a)                 188,450      1,492,773
========================================================================

SOUTH KOREA-1.06%

Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                     178,000      3,709,520
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                 40,600      5,456,313
========================================================================
                                                               9,165,833
========================================================================

SPAIN-2.27%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)     185,500      2,075,534
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                177,000      5,942,880
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      286,900      5,345,838
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  515,380      6,188,684
========================================================================
                                                              19,552,936
========================================================================

SWEDEN-1.02%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                      262,200      4,584,862
------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                         249,800      4,157,244
========================================================================
                                                               8,742,106
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

SWITZERLAND-2.02%

Nestle S.A.-Class B (Packaged Foods)               58,300   $ 12,095,288
------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                 6,700      5,293,574
========================================================================
                                                              17,388,862
========================================================================

UNITED KINGDOM-7.63%

BP PLC (Integrated Oil & Gas)                   1,675,200     13,529,518
------------------------------------------------------------------------
Next PLC (Department Stores)                      607,900      7,687,314
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        661,000      9,234,117
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          624,400     14,946,912
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                    1,243,000      9,315,390
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       1,083,200      6,096,234
------------------------------------------------------------------------
WPP Group PLC (Advertising)                       531,600      4,815,562
========================================================================
                                                              65,625,047
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $429,940,418)                          430,161,677
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.23%

U.S. TREASURY BILLS

2.08%, 12/20/01 (Cost $1,994,202)(c)           $2,000,000      1,994,202
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-5.22%

STIC Liquid Assets Portfolio(d)                22,461,503     22,461,503
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        22,461,503     22,461,503
========================================================================
    Total Money Market Funds (Cost
      $44,923,006)                                            44,923,006
========================================================================
TOTAL INVESTMENTS-100.40% (Cost $868,065,112)                863,876,905
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                         (3,469,769)
========================================================================
NET ASSETS-100.00%                                          $860,407,136
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $13,216,106 which represented 1.54% of the Fund's net assets.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $868,065,112)*                                $863,876,905
------------------------------------------------------------
Foreign currencies, at value (cost $639,040)         625,803
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,862,925
------------------------------------------------------------
  Capital stock sold                                 302,737
------------------------------------------------------------
  Dividends and interest                           1,242,212
------------------------------------------------------------
Investment for deferred compensation plan             42,910
------------------------------------------------------------
Collateral for securities loaned                  55,216,201
------------------------------------------------------------
Other assets                                          27,249
============================================================
    Total assets                                 927,196,942
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,617,969
------------------------------------------------------------
  Capital stock reacquired                         4,602,023
------------------------------------------------------------
  Deferred compensation plan                          42,910
------------------------------------------------------------
  Collateral upon return of securities loaned     55,216,201
------------------------------------------------------------
Accrued distribution fees                            702,613
------------------------------------------------------------
Accrued directors' fees                                1,775
------------------------------------------------------------
Accrued transfer agent fees                          459,424
------------------------------------------------------------
Accrued operating expenses                           146,891
============================================================
    Total liabilities                             66,789,806
============================================================
Net assets applicable to shares outstanding     $860,407,136
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $439,612,496
____________________________________________________________
============================================================
Class B                                         $369,170,517
____________________________________________________________
============================================================
Class C                                         $ 51,624,123
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     30,158,749
____________________________________________________________
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     26,366,929
____________________________________________________________
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,685,552
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      14.58
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.58 divided by
      95.25%)                                   $      15.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      14.00
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      14.01
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $52,937,081 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $704,394)                                    $   7,935,042
------------------------------------------------------------
Dividends from affiliated money market funds       4,042,042
------------------------------------------------------------
Interest                                              73,167
------------------------------------------------------------
Security lending income                              131,844
============================================================
    Total investment income                       12,182,095
============================================================

EXPENSES:

Advisory fees                                     10,072,947
------------------------------------------------------------
Administrative services fees                         151,718
------------------------------------------------------------
Custodian fees                                       605,916
------------------------------------------------------------
Distribution fees -- Class A                       2,878,873
------------------------------------------------------------
Distribution fees -- Class B                       5,513,030
------------------------------------------------------------
Distribution fees -- Class C                         695,408
------------------------------------------------------------
Transfer agent fees -- Class A                     1,853,674
------------------------------------------------------------
Transfer agent fees -- Class B                     1,825,156
------------------------------------------------------------
Transfer agent fees -- Class C                       230,223
------------------------------------------------------------
Directors' fees                                       13,501
------------------------------------------------------------
Other                                                741,308
============================================================
    Total expenses                                24,581,754
============================================================
Less: Fees waived                                 (1,367,253)
------------------------------------------------------------
    Expenses paid indirectly                         (22,415)
============================================================
    Net expenses                                  23,192,086
============================================================
Net investment income (loss)                     (11,009,991)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (338,879,948)
------------------------------------------------------------
  Foreign currencies                                (194,055)
------------------------------------------------------------
  Futures contracts                                 (883,639)
------------------------------------------------------------
  Option contracts written                           481,493
============================================================
                                                (339,476,149)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (334,748,118)
------------------------------------------------------------
  Foreign currencies                                 339,904
============================================================
                                                (334,408,214)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (673,884,363)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(684,894,354)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (11,009,991)   $   (5,429,162)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (339,476,149)       (3,575,459)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (334,408,214)       22,843,525
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (684,894,354)       13,838,904
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (1,427,057)      (22,377,539)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,483,758)      (25,278,124)
----------------------------------------------------------------------------------------------
  Class C                                                           (173,903)       (1,981,428)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (30,347,996)      420,853,851
----------------------------------------------------------------------------------------------
  Class B                                                       (115,804,932)      399,786,433
----------------------------------------------------------------------------------------------
  Class C                                                          2,328,723        62,117,243
==============================================================================================
    Net increase (decrease) in net assets                       (831,803,277)      846,959,340
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,692,210,413       845,251,073
==============================================================================================
  End of year                                                 $  860,407,136    $1,692,210,413
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,209,235,279    $1,364,256,905
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (61,233)          (47,437)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (344,487,506)       (2,127,865)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             (4,279,404)      330,128,810
==============================================================================================
                                                              $  860,407,136    $1,692,210,413
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $10,996,195, undistributed net realized gains increased by $201,226 and paid in capital decreased by $11,197,421 as a result of book/tax differences due to foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The fund has a capital loss carryforward of $339,470,549 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,367,253.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $151,718 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $2,176,088 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $2,878,873, $5,513,030 and $695,408, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $219,358 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $74,887 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $5,081 or services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $21,368 and reductions in custodian fees of $1,047 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $22,415.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $52,937,081 were on loan to brokers. The loans were secured by cash collateral of $55,216,201 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2001, the Fund received fees of $131,844 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,503,169,744 and $1,495,723,222, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 50,204,793
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  Investment securities                      $(59,409,956)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (9,205,163)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $873,082,068.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                       --      $      --
---------------------------------------------------------
Written                              3,280        753,191
---------------------------------------------------------
Closed                              (1,480)      (664,616)
---------------------------------------------------------
Exercised                           (1,108)       (54,523)
---------------------------------------------------------
Expired                               (692)       (34,052)
=========================================================
End of year                             --      $      --
_________________________________________________________
=========================================================

NOTE 9-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                           2001                           2000
                                               ----------------------------    ---------------------------
                                                 SHARES          AMOUNT          SHARES         AMOUNT
                                               -----------    -------------    ----------    -------------
Sold:
  Class A                                       22,586,351    $ 407,568,683    15,127,777    $ 406,628,704
----------------------------------------------------------------------------------------------------------
  Class B                                        2,605,609       48,789,699     6,900,851      184,168,116
----------------------------------------------------------------------------------------------------------
  Class C                                        2,107,158       38,028,226     2,828,982       75,283,012
==========================================================================================================
Issued as reinvestment of dividends:
  Class A                                           62,001        1,403,687       806,611       20,568,517
----------------------------------------------------------------------------------------------------------
  Class B                                           68,397        1,494,466       942,086       23,307,209
----------------------------------------------------------------------------------------------------------
  Class C                                            9,643          210,693        77,109        1,907,682
==========================================================================================================
Issued in connection with acquisitions:
  Class A                                               --               --     7,688,264      213,107,428*
----------------------------------------------------------------------------------------------------------
  Class B                                               --               --    10,539,727      282,469,092*
----------------------------------------------------------------------------------------------------------
  Class C                                               --               --        91,163        2,444,182*
==========================================================================================================
Reacquired:
  Class A                                      (24,582,846)    (439,320,366)   (8,110,012)    (219,450,798)
----------------------------------------------------------------------------------------------------------
  Class B                                       (9,939,010)    (166,089,097)   (3,420,141)     (90,157,984)
----------------------------------------------------------------------------------------------------------
  Class C                                       (2,134,027)     (35,910,196)     (670,330)     (17,517,633)
==========================================================================================================
                                                (9,216,724)   $(143,824,205)   32,802,087    $ 882,757,527
__________________________________________________________________________________________________________
==========================================================================================================

* As of the close of business on June 9, 2000, the Fund acquired all the net assets of AIM Global Growth & Income Fund pursuant to a plan of reorganization approved by AIM Global Growth & Income Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 18,319,154 shares of the Fund for 74,783,315 shares of AIM Global Growth & Income Fund outstanding as of the close of business on June 9, 2000. AIM Global Growth & Income Fund's net assets at that date were $498,020,702, including $85,685,863 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,254,996,609.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)       1999        1998        1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  24.83    $  23.43    $  17.91    $  16.65    $  14.20
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                            (0.13)      (0.03)      (0.10)      (0.05)      (0.04)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (10.08)       2.77        6.12        1.74        2.49
======================================================================================================================
    Total from investment operations                            (10.21)       2.74        6.02        1.69        2.45
======================================================================================================================
Less distributions from net realized gains                       (0.04)      (1.34)      (0.50)      (0.43)         --
======================================================================================================================
Net asset value, end of period                                $  14.58    $  24.83    $  23.43    $  17.91    $  16.65
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (41.17)%     11.52%      34.43%      10.43%      17.25%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $439,612    $796,992    $388,549    $219,050    $178,917
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.68%(c)    1.62%       1.67%       1.70%       1.76%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.79%(c)    1.63%       1.67%       1.70%       1.76%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)  (0.10)%     (0.57)%     (0.27)%     (0.30)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            134%        110%         93%         97%         96%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $575,774,649.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)     1999(a)     1998(a)       1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.98    $  22.78    $  17.52    $  16.39    $  14.05
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.24)      (0.17)      (0.23)      (0.15)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (9.70)       2.71        5.99        1.71        2.45
======================================================================================================================
    Total from investment operations                             (9.94)       2.54        5.76        1.56        2.34
======================================================================================================================
Less distributions from net realized gains                       (0.04)      (1.34)      (0.50)      (0.43)         --
======================================================================================================================
Net asset value, end of period                                $  14.00    $  23.98    $  22.78    $  17.52    $  16.39
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (41.50)%     10.95%      33.69%       9.78%      16.65%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $369,171    $806,409    $425,345    $282,456    $224,225
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.19%(c)    2.16%       2.23%       2.26%       2.29%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.30%(c)    2.17%       2.23%       2.26%       2.29%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.16)%(c)  (0.64)%     (1.13)%     (0.83)%     (0.83)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            134%        110%         93%         97%         96%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $551,303,019.

                                                                        CLASS C
                                               ----------------------------------------------------------
                                                                                           AUGUST 4, 1997
                                                                                            (DATE SALES
                                                        YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                               ----------------------------------------     OCTOBER 31,
                                                2001      2000(a)    1999(a)    1998(a)         1997
                                               -------    -------    -------    -------    --------------
Net asset value, beginning of period           $ 23.98    $ 22.79    $ 17.52    $ 16.39        $17.39
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.22)     (0.17)     (0.23)     (0.15)        (0.03)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (9.71)      2.70       6.00       1.71         (0.97)
=========================================================================================================
    Total from investment operations             (9.93)      2.53       5.77       1.56         (1.00)
=========================================================================================================
Less distributions from net realized gains       (0.04)     (1.34)     (0.50)     (0.43)           --
=========================================================================================================
Net asset value, end of period                 $ 14.01    $ 23.98    $ 22.79    $ 17.52        $16.39
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                 (41.46)%    10.90%     33.69%      9.78%        (5.75)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $51,624    $88,810    $31,356    $11,765        $1,100
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                2.19%(c)   2.16%      2.23%      2.26%         2.29%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                             2.30%(c)   2.17%      2.23%      2.26%         2.29%(d)
=========================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.16)%(c) (0.64)%    (1.13)%    (0.83)%       (0.83)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                            134%       110%        93%        97%           96%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $69,540,733.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of AIM Global Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Income Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM Global Income Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Global Income Fund for the year ended October 31, 2000, and the financial highlights for each of the periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-79.29%

AEROSPACE & DEFENSE-0.33%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $   530,000   $    524,700
=========================================================================

AIRLINES-0.30%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $450,000)(a)                                     450,000        478,570
=========================================================================

ALTERNATIVE CARRIERS-0.94%

Intermedia Communications Inc., Sr. Sub.
  Disc. Notes, 12.25%, 03/01/09(b)                 320,000        279,200
-------------------------------------------------------------------------
Intermedia Communications Inc.-Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09                  1,150,000      1,210,375
=========================================================================
                                                                1,489,575
=========================================================================

APPAREL RETAIL-0.15%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                 250,000        241,250
=========================================================================

AUTOMOBILE MANUFACTURERS-0.57%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                  400,000        470,060
-------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.88%, 06/15/10      400,000        423,972
=========================================================================
                                                                  894,032
=========================================================================

BANKS-7.04%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                         600,000        726,282
-------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                1,000,000      1,111,470
-------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05       600,000        628,662
-------------------------------------------------------------------------
First Union Corp., Putable Unsec. Sub. Deb.,
  6.55%, 10/15/35                                1,500,000      1,588,140
-------------------------------------------------------------------------
  7.50%, 04/15/35                                1,000,000      1,081,940
-------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                       1,000,000      1,083,900
-------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25       280,000        316,823
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub.
  Deb., 8.25%, 11/01/24                          1,350,000      1,550,785
-------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                                  500,000        540,245
-------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                           200,000        210,602
-------------------------------------------------------------------------
Suntrust Bank, Sub. Notes, 6.38%, 04/01/11         445,000        466,253
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BANKS-(CONTINUED)

Swiss Bank Corp., Sub. Notes, 7.38%, 06/15/17  $   350,000   $    394,758
-------------------------------------------------------------------------
U.S. Bancorp, Unsec. Putable Sub. Deb.,
  7.50%, 06/01/26                                1,000,000      1,100,890
-------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                           300,000        342,525
=========================================================================
                                                               11,143,275
=========================================================================

BROADCASTING & CABLE TV-11.34%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10                          700,000        668,500
-------------------------------------------------------------------------
AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                           835,000        858,622
-------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                                  165,000        171,232
-------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10            560,000        372,400
-------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  9.63%, 11/15/09                                  400,000        403,000
-------------------------------------------------------------------------
  10.75%, 10/01/09                                 570,000        601,350
-------------------------------------------------------------------------
  11.13%, 01/15/11                                 290,000        308,125
-------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00; Cost $297,759)(a)            300,000        327,684
-------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
    7.63%, 07/15/18                              1,000,000        913,480
-------------------------------------------------------------------------
    7.88%, 02/15/18                              1,000,000        936,110
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                                670,000        675,353
-------------------------------------------------------------------------
    7.88%, 12/15/07                              1,875,000      1,965,244
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes
    7.63%, 04/01/11                                750,000        758,610
-------------------------------------------------------------------------
    8.13%, 07/15/09                              1,300,000      1,354,964
-------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(b)                       940,000        941,175
-------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(b)                       540,000        217,350
-------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                           650,000        710,911
-------------------------------------------------------------------------
NTL Inc.-Series B, Sr. Notes, 11.50%,
  02/01/06                                       1,120,000        688,800
-------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 7.25%, 04/06/11             500,000        519,275
-------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                  750,000        893,977
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24        $   750,000   $    777,292
-------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                   1,600,000      1,924,640
-------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A,
  Notes 8.38%, 07/01/13                            835,000        968,909
=========================================================================
                                                               17,957,003
=========================================================================

BUILDING PRODUCTS-0.22%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                          400,000        354,000
=========================================================================

CASINOS & GAMING-0.90%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                          520,000        548,600
-------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                          350,000        369,250
-------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                           175,000        159,250
-------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Sub. Notes, 8.88%, 09/15/08                      345,000        345,000
=========================================================================
                                                                1,422,100
=========================================================================

CONSUMER FINANCE-2.38%

CitiFinancial Credit Co., Unsec. Putable
  Notes, 7.88%, 02/01/25                         1,500,000      1,699,080
-------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 7.38%,
  10/28/09                                         700,000        717,304
-------------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                       1,200,000      1,356,360
=========================================================================
                                                                3,772,744
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.14%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                     245,000        221,725
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.69%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired
  05/02/01-05/24/01; Cost $746,730)(a)             750,000        787,545
-------------------------------------------------------------------------
AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired 08/21/01-
  08/22/01; Cost $902,226)(a)                      900,000        937,575
-------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                1,500,000      1,552,800
-------------------------------------------------------------------------
Auburn Hills Trust, Gtd. Deb., 12.00%,
  05/01/20                                         500,000        705,665
-------------------------------------------------------------------------
CIT Group, Inc. (The), Notes, 6.50%, 02/07/06      250,000        263,652
-------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 7.25%,
  10/01/10                                         415,000        461,272
-------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/09/01; Cost
  $1,629,691)(a)                                 1,560,000      1,728,215
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Electric Capital Corp.-Series A,
  Medium Term Notes, 6.13%, 02/22/11           $   600,000   $    639,828
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.56%, 02/10/28(c)    1,100,000        147,675
-------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                    600,000        630,342
-------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $1,000,000)(a)        1,000,000      1,050,120
-------------------------------------------------------------------------
Qwest Capital Funding, Bonds, 7.63%, 08/03/21
  (Acquired 10/10/01; Cost $578,460)(a)            600,000        588,096
-------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                         1,000,000      1,104,280
=========================================================================
                                                               10,597,065
=========================================================================

DIVERSIFIED METALS & MINING-0.17%

Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                  250,000        262,262
=========================================================================

ELECTRIC UTILITIES-9.20%

AES Corp. (The), Sr. Unsec. Notes,
  8.75%, 12/15/02                                1,350,000      1,366,875
-------------------------------------------------------------------------
  9.50%, 06/01/09                                  700,000        661,500
-------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                       1,100,000      1,134,287
-------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                       1,000,000      1,130,550
-------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08            500,000        520,205
-------------------------------------------------------------------------
  Series D, Sr. Sec. Notes, 7.88%, 11/01/17      1,500,000      1,570,980
-------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                  700,000        726,250
-------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                           600,000        643,284
-------------------------------------------------------------------------
Commonwealth Edison Co.-Series 92, First
  Mortgage Bonds, 7.63%, 04/15/13                1,350,000      1,509,786
-------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage Bonds, 8.90%,
    02/01/06                                       760,000        847,886
-------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                     1,000,000      1,123,630
-------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $488,938)(a)                                     482,746        478,232
-------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 09/28/01; Cost $206,996)(a)            200,000        210,118
-------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08(d)                              240,000        270,600
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(b)         1,750,000      1,662,045
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
ELECTRIC UTILITIES-(CONTINUED)

Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05         $   120,000   $    126,418
-------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                  620,000        584,015
=========================================================================
                                                               14,566,661
=========================================================================

EMPLOYMENT SERVICES-0.11%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                          220,000        177,100
=========================================================================

ENVIRONMENTAL SERVICES-1.73%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09         300,000        304,500
-------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                  350,000        334,763
-------------------------------------------------------------------------
Waste Management, Inc., Putable Unsec. Notes,
  7.10%, 08/01/26                                2,000,000      2,102,500
=========================================================================
                                                                2,741,763
=========================================================================

GAS UTILITIES-2.90%

Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Notes, 7.10%, 03/15/11                      600,000        631,704
-------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                            450,000        540,306
-------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06         400,000        441,780
-------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11      800,000        870,304
-------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                  650,000        665,652
-------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                          1,200,000      1,432,380
=========================================================================
                                                                4,582,126
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.13%

Fresenius Medical Care Capital Trust, Sec.
  Gtd. Pfd. Notes, 7.88%, 06/15/11                 210,000        212,100
=========================================================================

HOME FURNISHINGS-0.00%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/15/07(e)                              380,000              4
=========================================================================

HOMEBUILDING-0.32%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                     500,000        512,500
=========================================================================

INTEGRATED OIL & GAS-3.00%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                                  900,000        941,382
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Notes, 7.13%, 11/15/06                           600,000        632,550
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
INTEGRATED OIL & GAS-(CONTINUED)

Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/19            $   950,000   $  1,145,624
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.38%, 11/15/08                                750,000        802,943
-------------------------------------------------------------------------
    7.65%, 02/15/06                                310,000        337,156
-------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                         700,000        891,051
=========================================================================
                                                                4,750,706
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.23%

AT&T Canada Inc. (Canada),
  Sr. Disc. Yankee Notes, 9.95%, 06/15/08(b)       800,000        386,000
-------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 7.65%, 09/15/06         370,000        226,163
-------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec. Putable
  Deb., 7.13%, 06/15/27                          1,500,000      1,566,390
-------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                         535,000        393,225
-------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19        200,000        224,536
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       1,000,000      1,084,060
-------------------------------------------------------------------------
Verizon Global Funding Corp.,-Series REGS,
  Conv. Sr. Euro Notes, 4.25%, 09/15/05            500,000        511,974
-------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group, Bonds, 8.25%,
  05/15/31                                         700,000        712,635
=========================================================================
                                                                5,104,983
=========================================================================

INTERNET RETAIL-0.12%

Amazon.com, Inc., Conv. Unsec. Sub. Notes,
  4.75%, 02/01/09 (Acquired 01/29/99; Cost
  $501,875)(a)                                     500,000        195,625
=========================================================================

INTERNET SOFTWARE & SERVICES-0.04%

Equinix, Inc., Sr. Unsec. Notes, 13.00%,
  12/01/07                                         250,000         63,125
=========================================================================

LIFE & HEALTH INSURANCE-1.21%

American General Finance Corp., Sr. Putable
  Notes, 8.45%, 10/15/09                           770,000        892,130
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.13%, 08/15/09                300,000        340,770
-------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Notes, 8.75%,
  02/09/04                                         160,000         82,400
-------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $399,536)(a)                                     400,000        420,900
-------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23            165,000        170,886
=========================================================================
                                                                1,907,086
=========================================================================

MULTI-UTILITIES-2.20%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18    1,100,000      1,089,902
-------------------------------------------------------------------------
Enron Corp., Sec. Notes, 8.00%, 08/15/05
  (Acquired 06/05/01; Cost $516,515)(a)            500,000        380,625
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
MULTI-UTILITIES-(CONTINUED)

Williams Cos., Inc. (The), Sr. Putable Unsec.
  Notes, 6.75%, 01/15/06                       $   670,000   $    700,612
-------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes,
  7.38%, 11/15/06 (Acquired 02/15/01; Cost
  $1,239,360)(a)                                 1,200,000      1,306,752
=========================================================================
                                                                3,477,891
=========================================================================

OIL & GAS DRILLING-1.65%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                       1,200,000      1,287,336
-------------------------------------------------------------------------
R & B Falcon Corp.-Series B, Sr. Unsec.
  Notes, 6.95%, 04/15/08                         1,270,000      1,322,908
=========================================================================
                                                                2,610,244
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.43%

First Wave Marine, Inc., Sr. Unsec. Notes,
  11.00%, 02/01/08(e)                              250,000         20,625
-------------------------------------------------------------------------
National-Oilwell, Inc., Sr. Unsec. Notes,
  6.50%, 03/15/11                                1,000,000      1,020,200
-------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Norway),
  Sr. Unsec. Yankee Notes, 7.13%, 03/30/28       1,000,000        730,150
-------------------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07                  1,600,000      1,564,128
-------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                         500,000        507,155
=========================================================================
                                                                3,842,258
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-7.83%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          1,200,000      1,293,468
-------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11               500,000        503,740
-------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Yankee Notes, 6.70%, 07/15/11                    550,000        566,055
-------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01;
  Cost $424,269)(a)                                425,000        450,513
-------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes, 8.38%,
  11/01/08 (Acquired 10/26/01; Cost
  $307,195)(a)                                     310,000        310,775
-------------------------------------------------------------------------
Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 09/28/01; Cost
  $498,900)(a)                                     500,000        509,050
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         1,000,000      1,052,370
-------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                         2,200,000      2,219,250
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.40%, 05/01/28                         1,655,000      1,738,379
-------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                                1,200,000      1,114,008
-------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec.
  Notes, 8.25%, 08/15/07                         1,370,000      1,416,046
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                      $   420,000   $    450,450
-------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07                     250,000        265,460
-------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                           475,000        502,536
=========================================================================
                                                               12,392,100
=========================================================================

OIL & GAS REFINING & MARKETING-1.60%

Petroleos Mexicanos (Mexico),
  Unsec. Gtd. Yankee Bonds, 9.38%, 12/02/08        480,000        525,034
-------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
    Notes, 9.50%, 09/15/27                       1,800,000      2,001,672
=========================================================================
                                                                2,526,706
=========================================================================

PHARMACEUTICALS-0.18%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                     250,000        278,750
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.37%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $748,853)(a)                                     750,000        784,868
-------------------------------------------------------------------------
Florida Windstorm Underwriting Association-
  Series 1999A, Sr. Sec. Notes, 7.13%,
  02/25/19 (Acquired 04/25/01; Cost
  $425,709)(a)                                     430,000        444,117
-------------------------------------------------------------------------
Terra Nova Insurance (United Kingdom)
  Holding, Sr. Unsec. Gtd. Yankee Notes,
  7.00%, 05/15/08                                  500,000        464,215
-------------------------------------------------------------------------
  7.20%, 08/15/07                                  500,000        471,315
=========================================================================
                                                                2,164,515
=========================================================================

PUBLISHING & PRINTING-2.32%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34                 1,500,000      1,660,170
-------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                 1,250,000      1,484,150
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
    10/01/26                                       500,000        533,555
=========================================================================
                                                                3,677,875
=========================================================================

RAILROADS-0.83%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                         450,000        568,800
-------------------------------------------------------------------------
CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/27                                         350,000        379,813
-------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10                375,000        358,125
=========================================================================
                                                                1,306,738
=========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.29%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                         600,000        582,348
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Healthcare Realty Trust, Inc., Sr. Unsec.
  Notes, 8.13%, 05/01/11                       $   400,000   $    414,028
-------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                  300,000        306,435
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  190,000        190,950
-------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                         300,000        300,405
-------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                  250,000        248,823
=========================================================================
                                                                2,042,989
=========================================================================

REINSURANCE-0.59%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                           800,000        938,760
=========================================================================

SOVEREIGN DEBT-2.52%

Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                1,000,000      1,170,860
-------------------------------------------------------------------------
Republica Orient (Uruguay), Unsec. Yankee
  Bonds, 7.88%, 07/15/27                         3,000,000      2,820,000
=========================================================================
                                                                3,990,860
=========================================================================

SPECIALTY STORES-0.27%

United Rentals (North America) Inc., Sr.
  Unsec. Gtd. Notes, 10.75%, 04/15/08(d)           400,000        422,000
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.30%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                 590,000        477,900
=========================================================================

TRUCKING-0.13%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                     200,000        212,500
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.62%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                          600,000        561,000
-------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                           600,000        417,000
=========================================================================
                                                                  978,000
=========================================================================
    Total U.S. Dollar Denominated Bonds (Cost
      $123,669,434)                                           125,512,166
=========================================================================

                                                PRINCIPAL
                                                AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-11.12%

CANADA-4.25%

AT&T Canada Inc. (Integrated
  Telecommunication Services), Sr. Unsec.
  Unsub. Notes, 7.15%, 09/23/04      CAD           800,000        328,571
-------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                  CAD             750,000        491,534
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                AMOUNT(f)       VALUE
CANADA-(CONTINUED)

Canada Government (Sovereign Debt),
  Gtd. Bonds, 7.00%, 12/01/06        CAD           300,000   $    212,995
-------------------------------------------------------------------------
  Bonds,
  5.75%, 06/01/29                  CAD             300,000        200,447
-------------------------------------------------------------------------
  6.00%, 06/01/08                  CAD           5,520,000      3,763,829
-------------------------------------------------------------------------
  9.00%, 03/01/11                  CAD             500,000        410,411
-------------------------------------------------------------------------
Export Development Corp. (Sovereign Debt),
  Sr. Unsec. Unsub. Bonds, 6.50%, 12/21/04NZD      415,000        176,099
-------------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt),
  Unsec. Unsub. Notes, 6.25%, 12/03/08 NZD       1,500,000        617,673
-------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                  CAD             300,000        192,610
-------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb., 6.45%, 12/18/06       CAD        500,000        337,540
=========================================================================
                                                                6,731,709
=========================================================================

FRANCE-0.23%

Vivendi Environnement (Environmental
  Services), Sr. Conv. Gtd. Bonds, 1.50%,
  01/01/05                  EUR                    150,000        370,982
=========================================================================

GERMANY-0.05%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds, 6.50%, 10/14/05      EUR                   75,000         74,521
=========================================================================

GREECE-1.48%

Hellenic Republic (Sovereign Debt), Bonds
  6.00%, 05/19/10                  EUR           2,400,000      2,347,244
=========================================================================

NETHERLANDS-1.09%

KPNQwest N.V. (Alternative Carriers), Sr.
  Notes, 8.88%, 02/01/08          AUD            1,470,000        875,158
-------------------------------------------------------------------------
Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes, 6.13%, 07/30/09                  EUR      290,000        251,361
-------------------------------------------------------------------------
Vodafone Finance B.V. (Industrial
  Conglomerates), Unsec. Unsub. Gtd. Euro
  Bonds, 4.75%, 05/27/09            EUR            690,000        596,869
=========================================================================
                                                                1,723,388
=========================================================================

NEW ZEALAND-0.74%

Inter-American Development Bank (Banks),
  Unsec. Bonds, 5.75%, 04/15/04      NZD         2,000,000        831,862
-------------------------------------------------------------------------
International Bank for Reconstruction &
  Development-Class E (Banks), Unsec. Medium
  Term Notes, 5.50%, 04/15/04 NZD                  800,000        330,727
=========================================================================
                                                                1,162,589
=========================================================================

UNITED KINGDOM-0.91%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Gtd. Unsec.
  Unsub. Euro Bonds, 7.75%, 07/09/09 GBP           450,000        628,034
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                AMOUNT(f)       VALUE
UNITED KINGDOM-(CONTINUED)

Jazztel PLC (Integrated Telecommunication
  Services), Sr. Unsec. Notes, 13.25%,
  12/15/09                 EUR                     285,000   $    100,199
-------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                GBP                   450,000        711,568
=========================================================================
                                                                1,439,801
=========================================================================

UNITED STATES OF AMERICA-2.37%

Federal National Mortgage Association
  (Sovereign Debt) Sr. Unsub. Medium Term
  Notes, 6.38%, 08/15/07            AUD          3,785,000      2,023,683
-------------------------------------------------------------------------
KFW International Finance (Sovereign Debt),
  Unsec. Gtd. Unsub. Euro Medium Term Notes,
  7.25%, 07/16/07            AUD                 3,100,000      1,722,538
=========================================================================
                                                                3,746,221
=========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $20,380,903)                                 17,596,455
=========================================================================

                                                 SHARES
WARRANTS & OTHER EQUITY INTERESTS-0.46%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)                   700              7
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(g)                             535         10,700
=========================================================================

INTERNET SOFTWARE & SERVICES-0.00%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 05/30/00; Cost $0)(a)(g)                   250          2,257
=========================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00; Cost $0)(a)(g)                   375         24,469
=========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.44%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 03/26/99; Cost $750,000)(a)                750        693,750
=========================================================================
    Total Warrants & Other Equity Interests
      (Cost $750,000)                                             731,183
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-6.40%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.67%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $   200,000        210,524
-------------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 07/01/29                                   77,000         80,440
-------------------------------------------------------------------------
  7.50%, 10/01/29 to 06/01/31                    1,798,792      1,888,278
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  8.50%, 03/01/10                              $   502,002   $    531,023
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 12/01/31(h)                             2,152,000      2,215,215
-------------------------------------------------------------------------
Unsec. Notes,
  5.13%, 10/15/08                                  225,000        231,934
-------------------------------------------------------------------------
  5.50%, 09/15/11                                  625,000        653,825
=========================================================================
                                                                5,811,239
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.73%

Pass Through Ctfs.,
  6.50%, 10/01/16                                   77,000         80,104
-------------------------------------------------------------------------
  8.00%, 06/01/31                                  779,520        824,342
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 11/01/31(h)                             2,000,000      2,056,875
-------------------------------------------------------------------------
  6.50%, 12/01/31(h)                               150,000        154,266
-------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                   77,000         83,424
-------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                  450,000        475,713
-------------------------------------------------------------------------
  6.25%, 02/01/11                                  600,000        648,024
=========================================================================
                                                                4,322,748
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $9,899,167)                                        10,133,987
=========================================================================

U.S. TREASURY SECURITIES-2.00%

U.S. TREASURY NOTES-2.00%

  5.00%, 08/15/11 (Cost $3,084,844)              3,000,000      3,172,980
=========================================================================

ASSET-BACKED SECURITIES-2.40%

AIRLINES-1.04%

American Airlines, Inc.-Class A2, Series
  2001-01, Pass Through Ctfs., 6.82%,
  05/23/11 (Acquired 06/28/01; Cost
  $609,816)(a)                                     600,000        589,314
-------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Ctfs.,
  7.73%, 07/01/10                                  800,000        798,320
-------------------------------------------------------------------------
United Air Lines, Inc.-Series 95A2, Pass
  Through Ctfs., 9.56%, 10/19/18                   300,000        268,053
=========================================================================
                                                                1,655,687
=========================================================================

BANKS-0.33%

Premium Asset Trust-Series 01-6, Sec. Notes,
  5.25%, 07/19/04 (Acquired 07/11/01; Cost
  $499,340)(a)                                     500,000        517,169
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.88%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $1,312,194)(a)         1,300,000      1,395,342
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

ELECTRIC UTILITIES-0.15%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                              $   200,000   $    232,726
=========================================================================
    Total Asset-Backed Securities (Cost
      $3,745,799)                                               3,800,924
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

                                                                MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-0.28%

STIC Liquid Assets Portfolio(i)                    220,745   $    220,745
-------------------------------------------------------------------------
STIC Prime Portfolio(i)                            220,745        220,745
=========================================================================
    Total Money Market Funds (Cost $441,490)                      441,490
=========================================================================
TOTAL INVESTMENTS-101.95% (Cost $161,971,637)                 161,389,185
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.95)%                          (3,087,769)
=========================================================================
NET ASSETS-100.00%                                           $158,301,416
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
RAPS    - Redeemable and Putable Securities
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligations
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $13,227,046, which represented 8.36% of the Fund's net assets.
(b) Discounted security at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the original issue discount at issue.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g)  Acquired as part of a unit with or in exchange for other securities.
(h) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section G.
(I) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $161,971,637)                                 $161,389,185
------------------------------------------------------------
Receivables for:
  Capital stock sold                                  68,175
------------------------------------------------------------
  Dividends and interest                           3,083,144
------------------------------------------------------------
Investment for deferred compensation plan             34,113
------------------------------------------------------------
Other assets                                          17,344
============================================================
    Total assets                                 164,591,961
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,514,171
------------------------------------------------------------
  Capital stock reacquired                           298,818
------------------------------------------------------------
  Dividends                                          229,012
------------------------------------------------------------
  Foreign currency contracts outstanding              16,888
------------------------------------------------------------
  Deferred compensation plan                          34,113
------------------------------------------------------------
Accrued distribution fees                            104,538
------------------------------------------------------------
Accrued directors' fees                                  877
------------------------------------------------------------
Accrued transfer agent fees                           39,152
------------------------------------------------------------
Accrued operating expenses                            52,976
============================================================
    Total liabilities                              6,290,545
============================================================
Net assets applicable to shares outstanding     $158,301,416
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $110,579,414
____________________________________________________________
============================================================
Class B                                         $ 45,510,165
____________________________________________________________
============================================================
Class C                                         $  2,211,837
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     12,219,723
____________________________________________________________
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      5,029,513
____________________________________________________________
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        244,528
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       9.05
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.05 divided by
      95.25%)                                   $       9.50
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       9.05
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       9.05
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Interest                                         $12,853,273
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $99)                                                87,988
------------------------------------------------------------
Dividends from affiliated money market funds          70,353
============================================================
    Total investment income                       13,011,614
============================================================

EXPENSES:

Advisory fees                                      1,138,755
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        55,862
------------------------------------------------------------
Distribution fees -- Class A                         534,690
------------------------------------------------------------
Distribution fees -- Class B                         536,152
------------------------------------------------------------
Distribution fees -- Class C                          21,261
------------------------------------------------------------
Transfer agent fees -- Class A                       288,600
------------------------------------------------------------
Transfer agent fees -- Class B                       145,174
------------------------------------------------------------
Transfer agent fees -- Class C                         5,757
------------------------------------------------------------
Directors' fees                                        7,992
------------------------------------------------------------
Other                                                194,302
============================================================
    Total expenses                                 2,978,545
============================================================
Less: Fees waived                                   (662,056)
------------------------------------------------------------
    Expenses paid indirectly                          (2,752)
============================================================
    Net expenses                                   2,313,737
============================================================
Net investment income                             10,697,877
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (6,450,868)
------------------------------------------------------------
  Foreign currencies                                  62,975
------------------------------------------------------------
  Foreign currency contracts                         404,719
============================================================
                                                  (5,983,174)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            9,077,274
------------------------------------------------------------
  Foreign currencies                                  21,871
------------------------------------------------------------
  Foreign currency contracts                        (643,680)
============================================================
                                                   8,455,465
============================================================
Net gain from investment securities, foreign
  currencies and foreign currency contracts        2,472,291
============================================================
Net increase in net assets resulting from
  operations                                     $13,170,168
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income                                       $  10,697,877    $   7,916,929
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            (5,983,174)     (10,136,782)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                     8,455,465        1,174,196
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 13,170,168       (1,045,657)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,062,623)        (697,810)
--------------------------------------------------------------------------------------------
  Class B                                                        (3,320,823)        (427,241)
--------------------------------------------------------------------------------------------
  Class C                                                          (126,329)         (22,193)
--------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                          (159,295)      (4,541,889)
--------------------------------------------------------------------------------------------
  Class B                                                           (29,780)      (2,529,211)
--------------------------------------------------------------------------------------------
  Class C                                                            (6,068)         (95,826)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         3,294,103       60,321,560
--------------------------------------------------------------------------------------------
  Class B                                                       (15,669,649)      29,421,207
--------------------------------------------------------------------------------------------
  Class C                                                           404,143           41,717
============================================================================================
    Net increase (decrease) in net assets                        (9,506,153)      80,424,657
============================================================================================

NET ASSETS:

  Beginning of year                                             167,807,569       87,382,912
============================================================================================
  End of year                                                 $ 158,301,416    $ 167,807,569
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 194,968,488    $ 317,756,543
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (36,695)         (45,909)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                   (36,033,681)    (140,850,904)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                      (596,696)      (9,052,161)
============================================================================================
                                                              $ 158,301,416    $ 167,807,569
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income. Its secondary objective is protection of principal and growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
      On October 31, 2001, undistributed net investment income was increased by $16,255, undistributed net realized gains increased by $110,800,397 and paid in capital decreased by $110,816,652 as a result of differing book/tax treatment of foreign currency transactions, expiration of capital loss carryforward, return of capital reclassifications, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
      The Fund's capital loss carryforward of $36,050,568 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD       EXPIRATION
   ------------       ----------
   $ 15,745,586     October 31, 2002
   ---------------------------------
      3,646,988     October 31, 2006
   ---------------------------------
      7,391,799     October 31, 2007
   ---------------------------------
      2,830,735     October 31, 2008
   ---------------------------------
      6,435,460     October 31, 2009
   =================================
   $ 36,050,568
    ________________________________
   =================================

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at October 31, 2001 were as follows:

                               CONTRACT TO                        UNREALIZED
   SETTLEMENT             ----------------------                 APPRECIATION
   DATE        CURRENCY    DELIVER     RECEIVE       VALUE      (DEPRECIATION)
   ----------  --------   ---------   ----------   ----------   --------------
   12/10/01      AUD        500,000   $  259,500   $  250,942      $  8,558
   ---------------------------------------------------------------------------
   01/07/02      AUD      3,500,000    1,733,200    1,753,716       (20,516)
   ---------------------------------------------------------------------------
   01/07/02      NZD      2,600,000    1,059,240    1,064,170        (4,930)
   ===========================================================================
                          6,600,000   $3,051,940   $3,068,828      $(16,888)
   ___________________________________________________________________________
   ===========================================================================

G. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 1.50%. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $662,056.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $257,171 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $534,690, $536,152 and $21,261, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $13,996 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $3,017 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,752 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,752.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. During the year ended October 31, 2001, there were no securities on loan.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $146,872,410 and $157,552,546, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 6,299,261
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (6,881,713)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $  (582,452)
_________________________________________________________
=========================================================
Cost of investments is the same for tax and financial
statement purposes.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,787,887    $ 25,102,258     2,364,069    $ 22,041,534
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        825,098       7,447,312       696,358       6,483,160
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        193,875       1,740,272        70,602         655,664
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        588,019       5,302,446       423,455       3,901,231
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        251,898       2,271,548       225,452       2,081,717
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         11,169         100,688         9,446          87,470
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                             --              --     7,153,743      65,569,432
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     4,551,701      41,673,944
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        22,050         202,039
======================================================================================================================
Reacquired:
  Class A                                                     (3,007,557)    (27,110,601)   (3,345,608)    (31,190,637)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,824,864)    (25,388,509)   (2,239,193)    (20,817,614)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (160,298)     (1,436,817)      (96,253)       (903,456)
======================================================================================================================
                                                              (1,334,773)   $(11,971,403)    9,835,822    $ 89,784,484
______________________________________________________________________________________________________________________
======================================================================================================================

* As of the close of business on June 16, 2000, the Fund acquired all the net assets of AIM Global Government Income pursuant to a plan of reorganization approved by AIM Global Government Income Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 11,727,494 shares of the Fund for 13,800,813 shares of AIM Global Government Income Fund outstanding as of the close of business on June 16, 2000. AIM Global Government Income Fund's net assets at that date of $107,445,415, including ($5,147,862) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $75,391,518.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                                2001        2000       1999       1998       1997
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $   8.91    $   9.72    $ 10.60    $ 10.93    $ 10.85
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.61        0.66       0.67       0.71       0.72
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.14       (0.79)     (0.86)     (0.27)      0.21
===================================================================================================================
    Total from investment operations                              0.75       (0.13)     (0.19)      0.44       0.93
===================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.60)      (0.13)     (0.61)     (0.61)     (0.72)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          --         --      (0.07)     (0.13)
-------------------------------------------------------------------------------------------------------------------
  Returns of capital                                             (0.01)      (0.55)     (0.08)     (0.09)        --
===================================================================================================================
    Total distributions                                          (0.61)      (0.68)     (0.69)     (0.77)     (0.85)
===================================================================================================================
Net asset value, end of period                                $   9.05    $   8.91    $  9.72    $ 10.60    $ 10.93
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                   8.64%      (1.38)%    (1.94)%     3.95%      9.05%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $110,579    $105,636    $51,077    $58,115    $30,924
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.25%(b)    1.25%      1.25%      1.23%      1.25%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.66%(b)    1.71%      1.67%      1.73%      1.86%
===================================================================================================================
Ratio of net investment income to average net assets              6.75%(b)    6.97%      6.54%      6.38%      6.54%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             92%        184%        93%        47%        61%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Does not include sales charges.
(b)  Ratios are based on average daily net assets of $106,937,946.

                                                                                    CLASS B
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $  8.91    $  9.72    $ 10.59    $ 10.92    $ 10.84
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.56       0.61       0.62       0.65       0.67
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.14      (0.79)     (0.85)     (0.27)      0.21
=================================================================================================================
    Total from investment operations                             0.70      (0.18)     (0.23)      0.38       0.88
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.55)     (0.12)     (0.56)     (0.55)     (0.67)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         --         --      (0.07)     (0.13)
-----------------------------------------------------------------------------------------------------------------
  Returns of capital                                            (0.01)     (0.51)     (0.08)     (0.09)        --
=================================================================================================================
    Total distributions                                         (0.56)     (0.63)     (0.64)     (0.71)     (0.80)
=================================================================================================================
Net asset value, end of period                                $  9.05    $  8.91    $  9.72    $ 10.59    $ 10.92
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  8.08%     (1.94)%    (2.37)%     3.38%      8.48%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,510    $60,391    $34,423    $36,525    $25,121
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.75%(b)   1.75%      1.75%      1.75%      1.76%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.16%(b)   2.21%      2.17%      2.25%      2.37%
=================================================================================================================
Ratio of net investment income to average net assets             6.25%(b)   6.47%      6.04%      5.87%      6.03%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            92%       184%        93%        47%        61%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Does not include sales contingent deferred sales charges.
(b)  Ratios are based on average daily net assets of $53,615,216.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                                          AUGUST 4, 1997
                                                                     YEAR ENDED OCTOBER 31,           (DATE SALES COMMENCED)
                                                              ------------------------------------        TO OCTOBER 31,
                                                               2001      2000      1999      1998            1997(a)
                                                              ------    ------    ------    ------    ----------------------
Net asset value, beginning of period                          $ 8.91    $ 9.71    $10.59    $10.92            $10.76
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.56      0.60      0.62      0.66              0.15
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.14     (0.77)    (0.86)    (0.28)             0.17
============================================================================================================================
    Total from investment operations                            0.70     (0.17)    (0.24)     0.38              0.32
============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.55)    (0.12)    (0.56)    (0.55)            (0.13)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        --        --     (0.07)            (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                           (0.01)    (0.51)    (0.08)    (0.09)               --
============================================================================================================================
    Total distributions                                        (0.56)    (0.63)    (0.64)    (0.71)            (0.16)
============================================================================================================================
Net asset value, end of period                                $ 9.05    $ 8.91    $ 9.71    $10.59            $10.92
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 8.08%    (1.84)%    2.47%     3.39%             2.99%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,212    $1,780    $1,884    $1,785            $  242
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.75%(c)  1.75%     1.75%     1.73%             1.76%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.16%(c)  2.21%     2.17%     2.22%             2.37%(d)
============================================================================================================================
Ratio of net investment income to average net assets            6.25%(c)  6.47%     6.04%     5.88%             6.03%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           92%      184%       93%       47%               61%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,126,143.
(d)  Annualized.

INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of AIM International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Equity Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM International Equity Fund for the year ended October 31, 2000, and the financial highlights for each of the periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                   MARKET
                                                  SHARES           VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.58%

AUSTRALIA-0.89%

AMP Ltd. (Multi-Line Insurance)                    2,148,700   $   19,510,309
=============================================================================

BRAZIL-1.11%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                          753,800       12,241,712
-----------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Integrated Oil & Gas)                             622,814       11,989,632
=============================================================================
                                                                   24,231,344
=============================================================================

CANADA-9.06%

Alberta Energy Co. Ltd. (Oil & Gas
  Exploration & Production)                          517,900       20,374,363
-----------------------------------------------------------------------------
Bank of Nova Scotia (Banks)                          388,000       10,709,259
-----------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                 1,253,600       59,245,136
-----------------------------------------------------------------------------
Bombardier Inc.-Class B (Aerospace & Defense)      2,183,200       14,154,315
-----------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                    309,400       10,618,608
-----------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                     1,375,200       42,501,618
-----------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                         683,000       16,874,016
-----------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                        593,000       20,846,636
-----------------------------------------------------------------------------
TransCanada PipeLines Ltd. (Gas Utilities)           181,500        2,343,152
=============================================================================
                                                                  197,667,103
=============================================================================

DENMARK-3.41%

Danske Bank A.S. (Banks)                           1,741,390       25,799,306
-----------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)        1,016,544       41,247,212
-----------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                         233,150        7,331,362
=============================================================================
                                                                   74,377,880
=============================================================================

FRANCE-18.47%

Altran Technologies S.A. (IT Consulting &
  Services)                                          838,800       38,507,337
-----------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                         347,749       16,058,247
-----------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                       691,000       50,848,798
-----------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                             588,100       48,914,547
-----------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Department
  Stores)                                             47,950        5,520,444
-----------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   1,015,000       41,251,399
-----------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                   315,400        6,984,120
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
FRANCE-(CONTINUED)

Sanofi-Synthelabo S.A. (Pharmaceuticals)             923,700   $   60,905,072
-----------------------------------------------------------------------------
Sodexho Alliance S.A. (Restaurants)(a)               489,400       23,039,897
-----------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)             380,644       53,451,325
-----------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)              445,200       26,850,034
-----------------------------------------------------------------------------
Vivendi Environnement (Multi-Utilities)              797,749       30,669,785
=============================================================================
                                                                  403,001,005
=============================================================================

GERMANY-5.27%

Allianz A.G. (Multi-Line Insurance)                   35,160        8,257,296
-----------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      1,303,420       61,010,223
-----------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                     196,866        5,847,895
-----------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                                 128,200       33,915,834
-----------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)          21,450        5,985,547
=============================================================================
                                                                  115,016,795
=============================================================================

HONG KONG-1.19%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                     3,090,000        9,369,219
-----------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                        843,000       16,548,090
=============================================================================
                                                                   25,917,309
=============================================================================

INDIA-0.45%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                          163,228        9,912,385
=============================================================================

IRELAND-2.37%

Bank of Ireland (Banks)                            2,817,100       25,180,619
-----------------------------------------------------------------------------
Elan Corp. PLC-ADR (Pharmaceuticals)(a)              579,700       26,463,305
=============================================================================
                                                                   51,643,924
=============================================================================

ISRAEL-2.63%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                  185,900        5,487,768
-----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                  841,300       51,992,340
=============================================================================
                                                                   57,480,108
=============================================================================

ITALY-3.70%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A (Highways & Railtracks)         4,047,800       25,432,518
-----------------------------------------------------------------------------
Bulgari S.p.A. (Apparel & Accessories)             1,318,000       10,084,380
-----------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                  3,607,449       45,201,653
=============================================================================
                                                                   80,718,551
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

JAPAN-9.56%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                  510,000   $    9,913,427
-----------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                        89,430          848,691
-----------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                          308,000       10,162,692
-----------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $17,857,081)(b)                     889,000       21,346,455
-----------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                           234,000       17,162,039
-----------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                     371,100       13,305,530
-----------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                       428,800       25,600,523
-----------------------------------------------------------------------------
Kao Corp. (Household Products)                       121,000        2,865,893
-----------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)              48,200        7,432,342
-----------------------------------------------------------------------------
NTT Data Corp. (IT Consulting & Services)(a)           1,984        8,669,062
-----------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 10/12/98-02/21/01; Cost
  $17,246,548)(b)                                      1,497       20,295,818
-----------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)                 920,000       15,328,324
-----------------------------------------------------------------------------
Sharp Corp. (Consumer Electronics)                 1,093,000       11,301,356
-----------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                  336,000       16,273,113
-----------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)        276,500        6,706,999
-----------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)           991,400       21,295,181
=============================================================================
                                                                  208,507,445
=============================================================================

MEXICO-2.64%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)              739,900       11,098,500
-----------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)       4,538,900       10,423,565
-----------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)            384,300       13,089,258
-----------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                    10,703,000       23,102,325
=============================================================================
                                                                   57,713,648
=============================================================================

NETHERLANDS-2.00%

Koninklijke Ahold N.V. (Food Retail)               1,349,000       37,959,091
-----------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)          268,700        5,640,416
=============================================================================
                                                                   43,599,507
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

PORTUGAL-0.18%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)(a)                    490,950   $    3,888,972
=============================================================================

SINGAPORE-0.71%

Datacraft Asia Ltd. (Networking Equipment)         4,797,136       15,542,721
=============================================================================

SOUTH KOREA-1.08%

Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                        464,000        9,669,760
-----------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                   103,700       13,936,445
=============================================================================
                                                                   23,606,205
=============================================================================

SPAIN-3.73%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)        467,700        5,233,032
-----------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                   985,300       33,082,034
-----------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       1,075,200       20,034,314
-----------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   1,926,877       23,137,941
=============================================================================
                                                                   81,487,321
=============================================================================

SWEDEN-1.53%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                         667,200       11,666,742
-----------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                          1,305,900       21,733,166
=============================================================================
                                                                   33,399,908
=============================================================================

SWITZERLAND-2.82%

Nestle S.A.-Class B (Packaged Foods)                 192,600       39,958,017
-----------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                   27,300       21,569,339
=============================================================================
                                                                   61,527,356
=============================================================================

TAIWAN-0.85%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                             10,433,736       18,448,055
=============================================================================

UNITED KINGDOM-16.93%

BP PLC (Integrated Oil & Gas)                      5,923,300       47,838,703
-----------------------------------------------------------------------------
Capita Group PLC (Employment Services)             6,514,800       41,239,466
-----------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                          705,000       11,367,149
-----------------------------------------------------------------------------
Matalan PLC (Apparel Retail)(a)                      153,100          806,989
-----------------------------------------------------------------------------
Next PLC (Department Stores)                       1,946,100       24,609,773
-----------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)         2,839,000       39,660,603
-----------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                        7,619,800       27,443,624
-----------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           2,185,400       52,314,193
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

Safeway PLC (Food Retail)                          6,205,100   $   31,603,815
-----------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       4,568,700       34,239,117
-----------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)          3,635,900       20,462,794
-----------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                         5,408,900       19,087,251
-----------------------------------------------------------------------------
WPP Group PLC (Advertising)                        2,065,900       18,714,203
=============================================================================
                                                                  369,387,680
=============================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,959,235,512)                           1,976,585,531
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

MONEY MARKET FUNDS-9.75%

STIC Liquid Assets Portfolio(c)                  106,438,222   $  106,438,222
-----------------------------------------------------------------------------
STIC Prime Portfolio(c)                          106,438,222      106,438,222
=============================================================================
    Total Money Market Funds (Cost
      $212,876,444)                                               212,876,444
=============================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $2,172,111,956)                                               2,189,461,975
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.33%)                              (7,211,679)
=============================================================================
NET ASSETS-100.00%                                             $2,182,250,296
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $41,642,273, which represented 1.91% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $2,172,111,956)*                             $2,189,461,975
-------------------------------------------------------------
Foreign currencies, at value (cost
  $4,058,581)                                       4,032,501
-------------------------------------------------------------
Receivables for:
  Investments sold                                 26,144,480
-------------------------------------------------------------
  Capital stock sold                                4,942,801
-------------------------------------------------------------
  Dividends                                         3,798,562
-------------------------------------------------------------
Investment for deferred compensation plan              82,151
-------------------------------------------------------------
Collateral for securities loaned                  115,299,878
-------------------------------------------------------------
Other assets                                           53,624
=============================================================
    Total assets                                2,343,815,972
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            22,977,016
-------------------------------------------------------------
  Capital stock reacquired                         19,746,622
-------------------------------------------------------------
  Deferred compensation plan                           82,151
-------------------------------------------------------------
  Collateral upon return of securities loaned     115,299,878
-------------------------------------------------------------
Accrued distribution fees                           1,901,688
-------------------------------------------------------------
Accrued directors' fees                                 1,507
-------------------------------------------------------------
Accrued transfer agent fees                         1,059,960
-------------------------------------------------------------
Accrued operating expenses                            496,854
=============================================================
    Total liabilities                             161,565,676
=============================================================
Net assets applicable to shares outstanding    $2,182,250,296
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $1,404,268,913
_____________________________________________________________
=============================================================
Class B                                        $  612,124,595
_____________________________________________________________
=============================================================
Class C                                        $  165,856,788
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      400,000,000
-------------------------------------------------------------
  Outstanding                                      97,188,477
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      44,424,506
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      12,027,171
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        14.45
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.45 divided by
      94.50%)                                  $        15.29
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        13.78
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        13.79
_____________________________________________________________
=============================================================

* At October 31, 2001, securities with an aggregate market value of $111,191,618 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,962,351)                                  $  31,204,706
------------------------------------------------------------
Dividends from affiliated money market funds      10,136,941
------------------------------------------------------------
Interest                                             134,796
------------------------------------------------------------
Security lending income                            2,055,217
============================================================
    Total investment income                       43,531,660
============================================================

EXPENSES:

Advisory fees                                     26,188,064
------------------------------------------------------------
Administrative services fees                         239,396
------------------------------------------------------------
Custodian fees                                     1,710,356
------------------------------------------------------------
Distribution fees -- Class A                       5,554,261
------------------------------------------------------------
Distribution fees -- Class B                       7,879,400
------------------------------------------------------------
Distribution fees -- Class C                       2,148,690
------------------------------------------------------------
Transfer agent fees -- Class A                     5,181,566
------------------------------------------------------------
Transfer agent fees -- Class B                     2,205,291
------------------------------------------------------------
Transfer agent fees -- Class C                       601,376
------------------------------------------------------------
Directors' fees                                       19,260
------------------------------------------------------------
Other                                              1,326,749
============================================================
    Total expenses                                53,054,409
============================================================
Less: Fees waived                                 (1,184,439)
------------------------------------------------------------
    Expenses paid indirectly                         (50,109)
============================================================
    Net expenses                                  51,819,861
============================================================
Net investment income (loss)                      (8,288,201)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (321,418,911)
------------------------------------------------------------
  Foreign currencies                              (3,081,472)
============================================================
                                                (324,500,383)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (592,990,304)
------------------------------------------------------------
  Foreign currencies                               2,412,732
============================================================
                                                (590,577,572)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (915,077,955)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(923,366,156)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $    (8,288,201)   $    1,818,566
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (324,500,383)      290,796,677
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (590,577,572)     (274,429,169)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (923,366,156)       18,186,074
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (156,825,052)      (86,520,783)
-----------------------------------------------------------------------------------------------
  Class B                                                         (70,681,276)      (38,910,409)
-----------------------------------------------------------------------------------------------
  Class C                                                         (18,156,188)       (5,375,907)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (180,428,359)      313,494,138
-----------------------------------------------------------------------------------------------
  Class B                                                         (46,358,665)      148,996,045
-----------------------------------------------------------------------------------------------
  Class C                                                             589,170       163,874,554
===============================================================================================
    Net increase (decrease) in net assets                      (1,395,226,526)      513,743,712
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,577,476,822     3,063,733,110
===============================================================================================
  End of year                                                 $ 2,182,250,296    $3,577,476,822
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 2,516,881,207    $2,727,015,413
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (160,057)         (137,143)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (351,577,431)      233,356,824
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                             17,106,577       617,241,728
===============================================================================================
                                                              $ 2,182,250,296    $3,577,476,822
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $8,265,287, undistributed net realized gains decreased by $14,771,356 and paid in capital increased by $6,506,069 as a result of book/tax differences due to foreign currency transactions, merger related adjustments, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund's capital loss carryforward of $328,198,427 is broken down by expiration date as follows:

        CAPITAL
   LOSS CARRYFORWARD     EXPIRATION
   -----------------     ----------
     $ 11,425,187     October 31, 2008
   -----------------------------------
      316,773,240     October 31, 2009
   -----------------------------------
     $328,198,427
    __________________________________
   ===================================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,184,439.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $239,396 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $3,018,417 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $5,554,261, $7,879,400 and $2,148,690, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $291,152 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $315,479 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $7,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $50,109 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $50,109.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $111,191,618 were on loan to brokers. The loans were secured by cash collateral of $115,299,878 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2001, the Fund received fees of $2,055,217 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $2,211,065,667 and $2,518,733,700 respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $200,596,623
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (197,068,026)
=========================================================
Net unrealized appreciation of investment
  securities                                 $  3,528,597
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $2,185,933,378.


NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                               2000
                                                            -------------------------------    ------------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
                                                            ------------    ---------------    -----------    ---------------
Sold:
  Class A                                                    175,580,029    $ 2,950,679,623     74,959,702    $ 1,884,430,622
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,979,371         82,782,098     10,706,006        266,318,794
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                     14,086,051        222,470,653     11,663,828        288,872,717
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      7,606,981        146,967,008      3,304,133         80,984,287
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,458,005         64,111,410      1,485,236         35,304,035
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        924,281         17,145,423        214,163          5,094,930
=============================================================================================================================
Issued in connection with acquisition:*
  Class A                                                      2,217,146         33,310,375             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,619,058         23,291,645             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        232,554          3,348,737             --                 --
=============================================================================================================================
Reacquired:
  Class A                                                   (195,871,662)    (3,311,385,365)   (65,335,468)    (1,651,920,771)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (13,584,017)      (216,543,818)    (6,258,901)      (152,626,784)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (15,412,641)      (242,375,643)    (5,276,103)      (130,093,093)
=============================================================================================================================
                                                             (14,164,844)   $  (226,197,854)    25,462,596    $   626,364,737
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* As of the close of business on September 07, 2001, the Fund acquired all the net assets of AIM Japan Growth Fund pursuant to a plan of reorganization approved by AIM Japan Growth Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 4,068,758 shares of the Fund for 9,652,967 shares of AIM Japan Growth Fund outstanding as of the close of business on September 07, 2001. AIM Japan Growth Fund net assets at that date of $59,950,757 including $(9,557,579) of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,282,502,806.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                 2001        2000(a)         1999        1998(a)       1997(a)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)         0.08         (0.03)         0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (5.66)         0.72          4.49          0.96          1.68
================================================================================================================================
    Total from investment operations                               (5.67)         0.80          4.46          1.01          1.72
================================================================================================================================
Less distributions:
  Dividends from net investment income                                --            --         (0.11)        (0.06)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (1.48)        (0.93)        (0.21)           --         (0.43)
================================================================================================================================
    Total distributions                                            (1.48)        (0.93)        (0.32)        (0.06)        (0.45)
================================================================================================================================
Net asset value, end of period                                $    14.45    $    21.60    $    21.73    $    17.59    $    16.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (27.96)%        3.16%        25.73%         6.11%        11.43%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,404,269    $2,325,636    $2,058,419    $1,724,635    $1,577,390
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.57%(c)      1.44%         1.48%         1.45%         1.47%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.61%(c)      1.48%         1.52%         1.49%         1.51%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.04)%(c)     0.30%        (0.14)%        0.28%         0.24%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               85%           87%           86%           78%           50%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,851,420,253.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)     1999(a)     1998(a)     1997(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.11)      (0.17)      (0.09)      (0.09)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.42)       0.74        4.36        0.95        1.66
======================================================================================================================
    Total from investment operations                             (5.55)       0.63        4.19        0.86        1.57
======================================================================================================================
Less distributions from net realized gains                       (1.48)      (0.93)      (0.21)         --       (0.43)
======================================================================================================================
Net asset value, end of period                                $  13.78    $  20.81    $  21.11    $  17.13    $  16.27
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (28.48)%      2.42%      24.72%       5.29%      10.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $612,125    $997,843    $887,106    $744,987    $678,809
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.27%(c)    2.18%       2.27%       2.22%       2.25%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.31%(c)    2.22%       2.31%       2.26%       2.28%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)  (0.44)%     (0.93)%     (0.49)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             85%         87%         86%         78%         50%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $787,939,985.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                             AUGUST 4, 1997
                                                                                                              (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                 COMMENCED)
                                                              -------------------------------------------    TO OCTOBER 31,
                                                                2001      2000(a)     1999(a)     1998(a)       1997(a)
                                                              --------    --------    --------    -------    --------------
Net asset value, beginning of period                          $  20.82    $  21.13    $  17.14    $ 16.27       $ 17.64
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.11)      (0.17)     (0.09)        (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.42)       0.73        4.37       0.96         (1.35)
===========================================================================================================================
    Total from investment operations                             (5.55)       0.62        4.20       0.87         (1.37)
===========================================================================================================================
Less distributions from net realized gains                       (1.48)      (0.93)      (0.21)        --            --
===========================================================================================================================
Net asset value, end of period                                $  13.79    $  20.82    $  21.13    $ 17.14       $ 16.27
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                 (28.47)%      2.37%      24.76%      5.35%         7.77%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $165,857    $253,998    $118,208    $58,579       $12,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.27%(c)    2.18%       2.27%      2.22%         2.27%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.31%(c)    2.22%       2.31%      2.26%         2.30%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)  (0.44)%     (0.93)%    (0.49)%       (0.55)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                             85%         87%         86%        78%           50%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $214,869,043.
(d)  Annualized.

AIM INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------


Institutional Class


                                                     AIM--Registered Trademark--
PROSPECTUS

MARCH    , 2002



                                     AIM International Equity Fund seeks
                                     to provide long-term growth of
                                     capital.



                                     This prospectus contains important
                                     information about the Institutional
                                     Class of the fund. Please read it
                                     before investing and keep it for
                                     future reference.


                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



TABLE OF CONTENTS

--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES           1
-----------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
-----------------------------------------------

PERFORMANCE INFORMATION                       2
-----------------------------------------------

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
-----------------------------------------------

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
-----------------------------------------------

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             5
-----------------------------------------------

Dividends and Distributions                   5

Suitability for Investors                     5

FINANCIAL HIGHLIGHTS                          6
-----------------------------------------------

SHAREHOLDER INFORMATION                     A-1
-----------------------------------------------

Purchasing Shares                           A-1

Redeeming Shares                            A-2

Pricing of Shares                           A-2

Taxes                                       A-3

OBTAINING ADDITIONAL INFORMATION     Back Cover
-----------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------


The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.


  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund invests, normally, at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.


  At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


  The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.



  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. As of the date of this prospectus, the Institutional Class of the fund has not yet commenced operations.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. Institutional Class shares are not subject to front end or back end sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1993....................................   45.78%
1994....................................   -3.34%
1995....................................   16.41%
1996....................................   18.98%
1997....................................    5.70%
1998....................................   13.42%
1999....................................   55.08%
2000....................................  -25.69%
2001....................................  -22.36%



  During the periods shown in the bar chart, Class A shares' highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return of the fund's Class A shares was -16.31% (quarter ended March 31, 2001).



PERFORMANCE TABLE



The following performance table compares the fund's Class A shares performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.



                                        AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------
(for the periods ended
                                                                                   SINCE           INCEPTION
December 31, 2001)                                1 YEAR         5 YEARS         INCEPTION             DATE
------------------------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                            (26.64)%          0.27%            7.55%          04/07/92
  Return After Taxes on Distributions            (26.64)          (0.28)            6.94           04/07/92
  Return After Taxes on Distributions and Sale
     of Fund Shares                              (16.22)           0.31             6.29           04/07/92
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(1)                               (21.44)           0.89             5.94(2)        03/31/92(2)
  (reflects no deduction for fees, expenses, or
  taxes)
------------------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.



(1)The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.


(2)The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------




FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund:



SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 INSTITUTIONAL
CLASS
----------------------------------------------
Maximum Sales
Charge (Load) Imposed on
Purchases (as a
percentage of offering
price)                            None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)                None
----------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)          INSTITUTIONAL CLASS
----------------------------------------------
Management Fees                    0.92%

Distribution and/or
Service (12b-1) Fees               None

Other Expenses(2)                  0.39

Total Annual Fund
Operating Expenses                 1.31

Fee Waiver(3)                      0.04

Net Expenses                       1.27
----------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Based on estimated average net assets for the current fiscal year.


(3)The investment advisor has contractually agreed to waive 0.05% of Management Fees on average net assets in excess of $500 million.


  You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the fund with the cost of investing in other mutual funds.



  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Institutional
  Class         $133     $415      $718      $1,579
----------------------------------------------------

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR




A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.



ADVISOR COMPENSATION



During the fiscal year ended October 31, 2001, the advisor received compensation of 0.88% of average daily net assets.



PORTFOLIO MANAGERS



The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are



- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.



- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.



- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS



The fund generally distributes long-term and short-term capital gains, if any, annually.


SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use by institutional investors. Shares of the Institutional Class of the fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations, defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization), and platform sponsors with which A I M Distributors, Inc. has entered into a defined contribution plans agreement. For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans or platform sponsors; and the minimum initial investment requirement for all other investors for which the Institutional Class of the fund is available is $1 million.



  The Institutional Class of the fund is designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of equity securities. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of the fund's Class A shares. Certain information reflects financial results for a single fund share.



  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



  The information for the fiscal year 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.



  As of the date of this prospectus, the Institutional Class had not yet commenced operations and, therefore, financial information for the Institutional Class is not available.



                                                                                      CLASS A
                                                    ---------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2001         2000(a)          1999         1998(a)        1997(a)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period                $    21.60     $    21.73     $    17.59     $    16.64     $    15.37
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.01)          0.08          (0.03)          0.05           0.04
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (5.66)          0.72           4.49           0.96           1.68
===============================================================================================================================
    Total from investment operations                     (5.67)          0.80           4.46           1.01           1.72
===============================================================================================================================
Less distributions:
  Dividends from net investment income                      --             --          (0.11)         (0.06)         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (1.48)         (0.93)         (0.21)            --          (0.43)
===============================================================================================================================
    Total distributions                                  (1.48)         (0.93)         (0.32)         (0.06)         (0.45)
===============================================================================================================================
Net asset value, end of period                      $    14.45     $    21.60     $    21.73     $    17.59     $    16.64
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                         (27.96)%         3.16%         25.73%          6.11%         11.43%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $1,404,269     $2,325,636     $2,058,419     $1,724,635     $1,577,390
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        1.57%(c)       1.44%          1.48%          1.45%          1.47%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.61%(c)       1.48%          1.52%          1.49%          1.51%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.04)%(c)       0.30%        (0.14)%         0.28%          0.24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                     85%            87%            86%            78%            50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.


(b)  Does not include sales charges.


(c)  Ratios are based on average daily net assets of $1,851,420,253.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


PURCHASING SHARES



MINIMUM INVESTMENTS PER ACCOUNT



The minimum investments are as follows:



                                                                INITIAL     ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0    no minimum

Banks acting in a fiduciary or similar capacity, Collective
  and Common Trust Funds, Banks and Broker-Dealers acting
  for their own account or Foundations and Endowments          1 million    no minimum

Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million    no minimum
---------------------------------------------------------------------------------------



HOW TO PURCHASE SHARES



You may purchase shares using one of the options below.



PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
-


                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 4497
                                 Houston, TX 77210-4497
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number.
                                 Then, the intermediary should use
                                 the following wire instructions:
                                 JPMorgan Chase Bank
                                 ABA/Routing #: 113000609
                                 DDA 00100366732
                                 Attn: AIM wire purchase
                                 Fund name and account number
By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before the close of the customary
                                                                       trading session of the NYSE on
                                                                       days that the NYSE is open for
                                                                       business in order to effect your
                                                                       purchase on that day.
By Internet Connect(SM)          Open your account as described        Complete an AIM Internet Connect
                                 above.                                Authorization Form. Mail the
                                                                       application and form to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order at
                                                                       www.aimfunds.com.
---------------------------------------------------------------------------------------------------------



AUTOMATIC DIVIDEND INVESTMENT



All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



SHAREHOLDER INFORMATION (CONTINUED)

--------------------------------------------------------------------------------


REDEEMING SHARES



REDEMPTION FEES



We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.



HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at the day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before the close of the
                                 customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at that day's closing price.
By AIM Internet Connect          Place your redemption request at www.aimfunds.com. The
                                 transfer agent must receive your redemption request before the close of the customary trading session of the NYSE on
                                 days the NYSE is open for business in order to effect the
                                 redemption at that day's closing price.


--------------------------------------------------------------------------------



TIMING AND METHOD OF PAYMENT



We normally will wire payment for redemptions received prior to the close of the customary trading session of the NYSE on days the NYSE is open for business on the same day the redemption request is received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE



If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET



If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS



If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.



 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:



 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;



 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR



 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.



PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within sixty (60) days at amortized cost, which approximates market value.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



SHAREHOLDER INFORMATION (CONTINUED)

--------------------------------------------------------------------------------


TIMING OF ORDERS



The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the close of the customary trading session of the NYSE, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after the close of the customary trading session of the NYSE, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.



TAXES



Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.



  Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.



  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                        -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------



OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 4497
                             Houston, TX 77001-4497

BY TELEPHONE:                (800) 451-4246

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com


---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------

 AIM International Equity Fund
 SEC 1940 Act file number: 811-6463

-----------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com    [PRO-1]   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                          AIM INTERNATIONAL FUNDS, INC.
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS OF THE AIM INTERNATIONAL EQUITY FUND PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL EQUITY FUND. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL EQUITY FUND FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH ______, 2002, RELATES TO THE PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL EQUITY FUND DATED MARCH ______, 2002.

                          AIM INTERNATIONAL FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE COMPANY.............................................................................1
         Fund History.............................................................................................1
         The Company and its Shares...............................................................................1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.............................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                  Equity Investments..............................................................................5
                  Foreign Investments.............................................................................6
                  Debt Investments................................................................................7
                  Other Investments...............................................................................8
                  Investment Techniques...........................................................................9
                  Derivatives....................................................................................13
         Fund Policies...........................................................................................18
         Temporary Defensive Positions...........................................................................20
MANAGEMENT OF THE COMPANY........................................................................................20
         Board of Directors......................................................................................20
         Management Information..................................................................................21
         Ownership of Fund Shares................................................................................22
         Compensation............................................................................................22
                  Retirement Plan For Directors..................................................................23
                  Deferred Compensation Agreements...............................................................23
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................23
         Codes of Ethics.........................................................................................24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................24
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................24
         Investment Advisor......................................................................................24
         Service Agreements......................................................................................25
         Other Service Providers.................................................................................26
BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................27
         Brokerage Transactions..................................................................................27
         Commissions.............................................................................................27
         Brokerage Selection.....................................................................................27
         Directed Brokerage (Research Services)..................................................................28
         Regular Brokers or Dealers..............................................................................28
         Allocation of Portfolio Transactions....................................................................28
         Allocation of Equity Offering Transactions..............................................................29
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................30
         Purchase and Redemption of Shares.......................................................................30
         Redemptions by the Funds................................................................................30
         Offering Price..........................................................................................30
         Redemption In Kind......................................................................................31
         Backup Withholding......................................................................................32
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................33
         Dividends and Distributions.............................................................................33
         Tax Matters.............................................................................................33


DISTRIBUTION OF SECURITIES.......................................................................................40
         Distributor.............................................................................................40
CALCULATION OF PERFORMANCE DATA..................................................................................40

APPENDICES:
RATINGS OF DEBT SECURITIES......................................................................................A-1
DIRECTORS AND OFFICERS..........................................................................................B-1
DIRECTOR COMPENSATION TABLE.....................................................................................C-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1
MANAGEMENT FEES.................................................................................................E-1
ADMINISTRATIVE SERVICES FEES....................................................................................F-1
BROKERAGE COMMISSIONS...........................................................................................G-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1
FINANCIAL STATEMENTS.............................................................................................FS

                      GENERAL INFORMATION ABOUT THE COMPANY

FUND HISTORY

         AIM International Funds, Inc. (the "Company") was organized in 1991 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund, (each a "Fund" and collectively, the "Funds"). Under the Articles of Incorporation of the Company, dated October 30, 1991, as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

THE COMPANY AND ITS SHARES

         Shares of the Company are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Company in certain circumstances.

         The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Company's books of account, and are charged with the expenses of such Fund and its respective classes. The Company allocates any general expenses of the Company not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM International Equity Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM International Equity Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. This Statement of Additional Information relates solely to the Institutional Class shares of AIM International Equity Fund. Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

         The Articles of Incorporation of the Company authorize the issuance of
8.1 billion shares with a par value of $.001 each, of which 720 million shares represent an interest in AIM Asian Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM European Development Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Aggressive Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Growth Fund (or the classes thereof), 720 million shares represent an interest in AIM Global Income Fund (or the classes thereof), and
1.2 billion shares represent an interest in AIM International Equity Fund (or the classes thereof).

         The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by by-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

         SHARE CERTIFICATES. Each Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Company is an open-end management investment company. The Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Fund. The Fund may not use all of these techniques at any one time. The Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objective, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                          AIM INTERNATIONAL FUNDS, INC.
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


   FUND                  AIM INTERNATIONAL EQUITY FUND


SECURITY/
INVESTMENT
TECHNIQUE
-------------------------------------------------------------------------------
                               EQUITY INVESTMENTS

Common Stock                            X

Preferred Stock                         X

Convertible
Securities                              X

Alternative Entity
Securities                              X

                               FOREIGN INVESTMENTS

Foreign Securities                      X

Foreign Government
   Obligations

Foreign Exchange                        X
 Transactions

                        DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government                         X
Obligations

Liquid Assets                           X

Investment Grade
Corporate Debt                          X
Obligations

Junk Bonds

                                OTHER INVESTMENTS

REITs

Other Investment
Companies

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments


   FUND                  AIM INTERNATIONAL EQUITY FUND


SECURITY/
INVESTMENT
TECHNIQUE
--------------------------------------------------------------------------------
Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                              INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                            X

When-Issued
Securities                              X

Short Sales                             X

Margin Transactions

Swap Agreements                         X

Interfund Loans                         X

Borrowing                               X

Lending Portfolio
Securities                              X

Repurchase
Agreements                              X

Reverse Repurchase
Agreements                              X

Dollar Rolls

Illiquid Securities                     X

Rule 144A Securities                    X

Unseasoned Issuers                      X

Sale of Money
Market Securities

Standby
Commitments


   FUND                 AIM INTERNATIONAL EQUITY FUND


SECURITY/
INVESTMENT
TECHNIQUE
--------------------------------------------------------------------------------
                                   DERIVATIVES
Equity-Linked
Derivatives                             X

                                        X
Put Options

Call Options                            X

Straddles                               X

Warrants                                X

Futures Contracts
and Options on                          X
Futures Contracts

Forward Currency                        X
Contracts

                                        X
Cover

                 ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Privatized
Enterprises

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. The Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         The Fund may invest all of its total assets in foreign securities.

         Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by the Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Fund may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) will replace its local currency with the euro by July 1, 2002. The anticipated replacement of existing currencies with the euro on or before July 1, 2002 could cause market disruptions and could adversely affect the value of securities held by the Fund.

         Risks of Developing Countries. AIM International Equity Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         The Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. The Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Fund may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student

Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations). For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. The Fund will purchase only investment grade corporate debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with its investment objective and policies, the Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions or forward commitments, involve commitments by the Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree.

Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         The Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount to such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. The Fund will not purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. The Fund may lend univested cash up to 15% of its net assets to other AIM Funds and may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of the Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. The Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. The Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Fund's holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Derivatives

         The Fund may invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, the Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         The Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if the Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. The Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. The Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         The Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, the Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although the Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index. Pursuant to federal securities rules and regulations, if the Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         The Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Fund will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If the Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that the Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, the Fund's use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the forward contract. The Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, the Fund's use of forward contracts may require the Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Fund do not expose the Fund to an obligation to another party, but rather provide the Fund with a right to exercise, the Fund intends to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Fund of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which the advisor must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Fund. They may be changed without approval of the Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the Fund may not achieve its investment objectives.


                            MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

         The overall management of the business and affairs of the Fund and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Fund are delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The directors and officers of the Company, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee, the Valuation Committee, the Committee on Directors/Trustees and the Capitalization Committee.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management. During the fiscal year ended October 31, 2001, the Audit Committee held nine meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2001, the Investments Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2001, the Valuation Committee held no meetings.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors. During the fiscal year ended October 31, 2001, the Committee on Directors/Trustees held seven meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and (ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         The members of the Capitalization Committee are Messrs. Bayley, Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock, and
(iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the Fund's prospectus, up to the Company's authorized capital. During the fiscal year ended October 31, 2001, the Capitalization Committee held no meetings.

OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each director (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the AIM Funds complex is set forth in Appendix B-1.

         The advisory agreement with AIM was re-approved by the Fund's Board at a meeting held on May 8-9, 2001. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Directors considered a variety of factors, including: the requirements of the Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of the Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending funds is in the best interests of each lending fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to the Fund and its shareholders were adequate; (ii) the agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Fund's advisory agreement was in the best interests of the Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other

AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Directors

         The directors have adopted a retirement plan for the directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

         The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the directors may extend from time to time the retirement date of a director.

         Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

         The directors and other affiliated persons of the Company may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Company and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by directors and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

         AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

         AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

         Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:


           FUND NAME                         NET ASSETS             ANNUAL RATE
           ---------                         ----------             -----------
AIM International Equity Fund          First $1 billion                 0.95%
                                       Amount over $1 billion           0.90%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         The management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund for the last three fiscal years ended October 31 are found in Appendix E.

         SECURITIES LENDING ARRANGEMENTS. If the Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if the Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Fund for the last three fiscal years ended October 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Fund.

         The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         It is anticipated that most investors will perform their own subaccounting.

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Company, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Fund. The Board of Directors has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Fund.

         COUNSEL TO THE COMPANY. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by the Fund during the last three fiscal years ended October 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended October 31, 2001, the Fund did not paid brokerage commissions to brokers affiliated with the Fund, AIM, AIM Distributors, or any affiliates of such entities.

         The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e)(1) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to

AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Fund and of the other AIM Funds. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by the Fund during the last fiscal year ended October 31, 2001 is found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended October 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEMPTIONS BY THE FUNDS

         If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Fund's prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         Institutional Class shares of the Fund are offered at their net asset value.

Calculation of Net Asset Value

         The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Fund in cash. It is possible that future conditions may make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Fund to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether generally paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.   the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Fund to declare and pay annually net investment income dividends and capital gain distributions. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         A dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         The Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. The Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, the Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Fund may not rely on informal rulings of the IRS, the Fund may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that the Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Fund may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of the Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), the Fund may be liable for excise tax. Moreover, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. The Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, the Fund may make elections to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If the Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause the Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Fund has not yet determined whether it will make this election with respect to any stock or securities in its portfolio.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by the Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account.

         BACKUP WITHHOLDING. The Fund may be required to withhold as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gain.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of the Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from the Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. The Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Company has entered into master distribution agreements, as amended, relating to the Fund (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors. See "Management of the Company."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Fund.

         The Company (on behalf of the Institutional Class of AIM International Equity Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of AIM International Equity Fund's shares or the amount that the Fund will receive as proceeds from such sales. Dealers may not use sales of AIM International Equity Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

         Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                n      =   number of years.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determine the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where        P          =    a hypothetical initial payment of $1,000;

             T          =    average annual total return (after taxes on
                             distributions);

             n          =    number of years; and

          ATV           =    ending value of a hypothetical $1,000 payment made
             D               at the beginning of the 1-, 5-, or 10-year periods
                             (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Class A shares, for the 1, 5, and 10 year periods ended October 31, 2001 are found in the Fund's prospectus.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determine the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where        P          =    a hypothetical initial payment of $1,000;


             T          =    average annual total return (after taxes on
                             distributions and redemption);

             n          =    number of years; and

         ATV            =    ending value of a hypothetical $1,000 payment made
            DR               at the beginning of the 1-, 5-, or 10-year periods
                             (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Class A shares, for the 1-, 5-, and 10-year periods ended October 31, 2001 are found in the Fund's prospectus.

Performance Information

         All advertisements for the Fund's Class A, Class B and Class C shares will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:

         Advertising Age                Forbes                         Nation's Business
         Barron's                       Fortune                        New York Times
         Best's Review                  Hartford Courant               Pension World
         Broker World                   Inc.                           Pensions & Investments
         Business Week                  Institutional Investor         Personal Investor
         Changing Times                 Insurance Forum                Philadelphia Inquirer
         Christian Science Monitor      Insurance Week                 USA Today
         Consumer Reports               Investor's Business Daily      U.S. News & World Report
         Economist                      Journal of the American        Wall Street Journal
         FACS of the Week               Society of CLU & ChFC          Washington Post
         Financial Planning             Kiplinger Letter               CNN
         Financial Product News         Money                          CNBC
         Financial Services Week        Mutual Fund Forecaster         PBS
         Financial World

         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                              Stanger
         Donoghue's                                     Weisenberger
         Mutual Fund Values (Morningstar)               Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Bond Buyer Index                               MSCI EAFE Growth Index
         COFI                                           MSCI Europe Growth Index
         Consumer Price Index                           MSCI World Free Index
         Dow Jones Industrial Average                   MSCI World Growth Index
         First Boston High Yield Index                  NASDAQ
         Lehman World Government Bond Fund              Russell 2000 Stock Index
         Lipper European Funds Index                    Salomon Bros. World Gov't Bond Index
         Lipper Global Fund Index                       Standard & Poor's Composite Index
         Lipper Global Income Fund Index                  of 500 Stocks
         Lipper Global Small Cap Category               Standard & Poor's 400 Midcap Index
         Lipper International Fund Index                The Financial Times - Actuaries World Indices
         Lipper Pacific Ex-Japan Index                    (a wide range of comprehensive measures
         Morgan Stanley Capital International Indices     of stock price performance for the world's
              Including:                                  major stock markets and regional areas
              AC Asia Pacific Free Ex-Japan
              AC World Index
              EAFE Index
              Europe Index

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Fund's portfolios.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

DIRECTORS AND OFFICERS
================================================================================
As of December 31, 2001

The address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

=======================================================================================================================
                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR                                                                  OTHER
  POSITION(S) HELD WITH THE     OFFICER                                                            DIRECTORSHIP(S)
           COMPANY              SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEAR              HELD BY TRUSTEE
---------------------------     -------    -------------------------------------------------    -----------------------
INTERESTED PERSON

Robert H. Graham* --            1991       Chairman, President and Chief Executive Officer,     None
1946                                       A I M Management Group Inc. (financial services
Director, Chairman and                     holding company); Chairman and President, A I M
President                                  Advisors, Inc. (registered investment advisor);
                                           Chairman, A I M Capital Management, Inc.
                                           (registered investment advisor), A I M
                                           Distributors, Inc. (registered broker dealer),
                                           A I M Fund Services, Inc., (registered transfer
                                           agent) and Fund Management Company (registered
                                           broker dealer); and Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)
INDEPENDENT DIRECTORS

Frank S. Bayley -- 1939         2001       Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
Director                                                                                        (registered investment
                                                                                                company)

Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates             ACE Limited (insurance
Director                                   (technology consulting company)                      company); and Captaris,
                                                                                                Inc. (unified messaging
                                                                                                provider)

Albert R. Dowden --  1941       2000       Chairman, Cortland Trust, Inc. (registered           None
Director                                   investment company) and DHJ Media, Inc.; Director,
                                           Magellan Insurance Company; Member of Advisory
                                           Board of Rotary Power International (designer,
                                           manufacturer, and seller of rotary power engines);
                                           formerly, Director, President and CEO, Volvo Group
                                           North America, Inc.; and director of various
                                           affiliated Volvo companies

--------

* Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of, the Company.

=======================================================================================================================
                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR                                                                  OTHER
  POSITION(S) HELD WITH THE     OFFICER                                                            DIRECTORSHIP(S)
           COMPANY              SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEAR              HELD BY TRUSTEE
---------------------------     -------    -------------------------------------------------    -----------------------
INDEPENDENT DIRECTORS

Edward K. Dunn, Jr. -           1998       Formerly, Chairman, Mercantile Mortgage Corp.;       None
1935                                       Vice Chairman, President and  Chief Operating
Directo                                    Officer, Mercantile-Safe Deposit & Trust Co.;
                                           and President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First Century        Administaff
Director                                   Group, Inc. (government affairs company)

Carl Frischling** -- 1937       1991       Partner, law firm of Kramer Levin Naftalis and       Cortland Trust, Inc.
Director                                   Frankel LLP                                          (registered investment
                                                                                                company)

Prema Mathai-Davis --           1998       Formerly, Chief Executive Officer, YWCA of the       None
1950                                       USA
Director

Lewis F. Pennock -- 1942        1991       Partner, law firm of Pennock & Cooper                None
Director

Ruth H. Quigley -- 1935         2001       Retired                                              None
Director

Louis S. Sklar -- 1939          1991       Executive Vice President, Development and            None
Director                                   Operations, Hines Interests Limited Partnership
                                           (real estate development company)

OTHER OFFICERS

Gary T. Crum -- 1947            1991       Director, Chief Executive Officer - Director of      N/A
Senior Vice President                      Investments, A I M Capital Management, Inc.;
                                           Director and Executive Vice President, A I M
                                           Management Group Inc.; Director and Senior Vice
                                           President, A I M Advisors, Inc.; and Director, A
                                           I M Distributors, Inc. and AMVESCAP PLC (parent
                                           of AIM and a global investment management firm)

----------

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

=======================================================================================================================
                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR                                                                  OTHER
  POSITION(S) HELD WITH THE     OFFICER                                                            DIRECTORSHIP(S)
           COMPANY              SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEAR              HELD BY TRUSTEE
---------------------------     -------    -------------------------------------------------    -----------------------
OTHER OFFICERS

Carol F. Relihan -- 1954        1991       Director, Senior Vice President, General Counsel     N/A
Senior Vice President and                  and Secretary, A I M Advisors, Inc. and A I M
Secretary                                  Management Group Inc.; Director, Vice President
                                           and General Counsel, Fund Management Company;
                                           and Vice President, A I M Fund Services, Inc.,
                                           A I M Capital Management, Inc. and A I M
                                           Distributors, Inc.

Robert G. Alley -- 1948         1992       Senior Vice President, A I M Capital Management,     N/A
Vice President                             Inc. and Vice President, A I M Advisors, Inc.

Melville B. Cox -- 1943         1992       Vice President and Chief Compliance Officer,         N/A
Vice President                             A I M Advisors, Inc. and A I M Capital
                                           Management, Inc.; and Vice President,
                                           A I M Fund Services, Inc.

Edgar M. Larsen -- 1940         1999       Vice President, A I M Advisors, Inc.; and            N/A
Vice President                             President and Chief Investment Officer,
                                           A I M Capital Management, Inc.

Dana R. Sutton -- 1959          1991       Vice President and Fund Treasurer, A I M             N/A
Vice President and                         Advisors, Inc.
Treasurer

                OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2001



                                                                                            Aggregate Dollar Range of Equity
                                                                                               Securities in All Registered
                                                                                             Investment Companies Overseen
                                                                                                          by
                             Dollar Range of Equity Securities                                        Director in
     Name of Director                    Per Fund                                              The AIM Family of Funds(R)
     ----------------        -------------------------------------------------------        --------------------------------
Robert H. Graham             AIM Asian Growth Fund               $50,001 - $100,000

                             AIM European Development Fund            Over $100,000
                                                                                                      Over $100,000(1)
                             AIM Global Aggressive Growth Fund        Over $100,000

                             AIM International Equity Fund            Over $100,000

Frank S. Bayley              AIM Global Growth Fund               $10,001 - $50,000               $10,001 - $50,000

                             AIM Global Income Fund                    $1 - $10,000

Bruce L. Crockett            AIM International Equity Fund             $1 - $10,000                    $1 - $10,000

Owen Daly II                 AIM International Equity Fund        $10,001 - $50,000                  Over $100,0001

Albert R. Dowden                          -0-                                                        Over $100,0001

Edward K. Dunn, Jr           AIM Global Aggressive Growth Fund    $10,001 - $50,000
                                                                                                     Over $100,0001
                             AIM International Equity Fund        $10,001 - $50,000

Jack M. Fields                            -0-                                                        Over $100,0001

Carl Frischling                           -0-                                                        Over $100,0001

----------
(1) Includes the total amount of compensation deferred by the director at his or her election. Such deferred compensation is placed in a deferred account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           DIRECTOR COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each director of the Company who was not affiliated with AIM during the year ended December 31, 2001:


                                          RETIREMENT         ESTIMATED
                         AGGREGATE         BENEFITS            ANNUAL          TOTAL
                       COMPENSATION        ACCRUED           BENEFITS      COMPENSATION
                         FROM THE           BY ALL             UPON        FROM ALL AIM
     DIRECTOR           COMPANY(1)        AIM FUNDS(2)     RETIREMENT(3)    FUNDS(4)(5)
     --------          ------------       ------------     -------------   ------------
Frank S. Bayley(6)      $    667          $    -0-          $ 75,000         $112,000
Bruce L. Crockett          8,558            36,312            75,000          126,500
Owen Daly II(7)            8,558            33,318            75,000          126,500
Albert R. Dowden           7,609             3,193            75,000          126,500
Edward K. Dunn, Jr         8,558             8,174            75,000          126,500
Jack M. Fields             8,458            19,015            75,000          126,500
Carl Frischling(8)         8,530            54,394            75,000          126,500
Prema Mathai-Davis         8,558            21,056            75,000          126,500
Lewis F. Pennock           8,558            37,044            75,000          126,500
Ruth H. Quigley(6)           695               -0-            75,000          112,500
Louis S. Sklar             8,316            53,911            75,000          123,000

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 2001, including earnings, was $74,462.

(2) During the fiscal year ended October 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $17,470.

(3) Amounts shown assume each director serves until his or her normal retirement date.

(4) All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) During the fiscal year ended October 31, 2001, the Company received reimbursement for compensation paid to the directors of $2,276. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to the directors of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(7) Mr. Daly retired as director on December 31, 2001.

(8) During the fiscal year ended October 31, 2001 the Company paid $28,988 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner of such firm. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 1, 2002.

AIM ASIAN GROWTH FUND



                                              CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                              --------------                 --------------             --------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED OF            PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                         RECORD                     RECORD
----------------                            -------------------            -------------------        -------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of                            -0-                            -0-                      11.123%
Customers
Attn: Fund Administration
4800 Deer Lake Dr East 2nd
Floor
Jacksonville FL, 32246

AIM EUROPEAN DEVELOPMENT FUND


                                              CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                              --------------                 --------------             --------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED OF            PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                         RECORD                     RECORD
----------------                            -------------------            -------------------        -------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of                           6.134%                          7.700%                    21.409%
Customers
Attn: Fund Administration
4800 Deer Lake Dr East 2nd
Floor
Jacksonville, FL 32246

Charles Schwab & Co. Inc.
Reinvestment Account
101 Montgomery St                                  -0-                              -0-                      6.910%
San Francisco, CA 94104

AIM GLOBAL AGGRESSIVE GROWTH FUND


                                              CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                              --------------                 --------------             --------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED OF            PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                         RECORD                     RECORD
----------------                            -------------------            -------------------        -------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of                            8.928%                        18.353%                    23.933%
Customers
Attn: Fund Administration
4800 Deer Lake Dr East 2nd
Floor
Jacksonville, FL 32246

AIM GLOBAL GROWTH FUND


                                              CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                              --------------                 --------------             --------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED OF            PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                         RECORD                     RECORD
----------------                            -------------------            -------------------        -------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration                          6.319%                        11.747%                    25.429%
4800 Deer Lake Dr East 2nd
Floor
Jacksonville, FL 32246


AIM GLOBAL INCOME FUND


                                              CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                              --------------                 --------------             --------------

NAME AND ADDRESS OF                         PERCENTAGE OWNED OF            PERCENTAGE OWNED OF        PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                         RECORD                     RECORD
----------------                            -------------------            -------------------        -------------------
Charles Schwab & Co Inc.
Reinvestment Account
101 Montgomery St                                  9.740%                         -0-                         -0-
San Francisco, CA 94104-0000

AIM INTERNATIONAL EQUITY FUND


                                              CLASS A                 CLASS B                CLASS C          INSTITUTIONAL
                                              SHARES                  SHARES                 SHARES            CLASS SHARES
                                              -------                 -------                -------           -------------

                                             PERCENTAGE              PERCENTAGE             PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                           OWNED OF                OWNED OF               OWNED OF            OWNED OF
PRINCIPAL HOLDER                               RECORD                  RECORD                 RECORD              RECORD
----------------                             ----------              ----------             ----------          ----------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of                       23.662%                  28.273%                48.701%               N/A*
Customers
Attn: Fund Administration
4800 Deer Lake Dr East 2nd
Floor
Jacksonville, FL 32246

*Institutional Class Shares of the Fund were first offered on March __, 2002.

MANAGEMENT OWNERSHIP

         As of February 1, 2002, the directors and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund were as follows:


FUND NAME                                2001                                                  2000
                                         ----                                                  ----


                     MANAGEMENT FEE    MANAGEMENT      NET MANAGEMENT      MANAGEMENT FEE    MANAGEMENT      NET MANAGEMENT
                     --------------    ----------      --------------      --------------    ----------      --------------
                      FEE PAYABLE      FEE WAIVERS        FEE PAID          FEE PAYABLE      FEE WAIVERS        FEE PAID
                      -----------      -----------        --------          -----------      -----------        --------
AIM
International         $26,188,064      $1,184,439       $25,003,625         $35,553,208      $1,697,400       $33,855,808
Equity Fund


FUND NAME                                   1999
                                            ----

                        MANAGEMENT FEE    MANAGEMENT      NET MANAGEMENT
                        --------------    ----------      --------------
                         FEE PAYABLE      FEE WAIVERS        FEE PAID
                         -----------      -----------        --------
AIM
International           $25,205,776       $1,122,543       $24,083,233
Equity Fund

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:




            FUND NAME                   2001           2000           1999
                                        ----           ----           ----
AIM International Equity Fund         $239,396       $222,616       $150,312

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions paid by the Fund during the last three fiscal years were as follows:


                                      2001            2000           1999
                                  -----------     -----------     -----------
AIM International Equity Fund     $ 9,379,067     $12,585,724     $ 9,975,166

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended October 31, 2001, the Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                            Related
Fund                                Transactions       Brokerage Commissions
----                                ------------       ---------------------
AIM International Equity Fund       $105,774,615       $    178,024

         During the last fiscal year ended October 31, 2001, the Fund held securities issued by the following companies, which are "regular" brokers or dealers of the Fund:


              Fund                  Security            Market Value
              ----                  --------            -------------
AIM International Equity Fund       Man Group PLC       $  11,367,149
                                    Common Stock

                              FINANCIAL STATEMENTS


                                       FS

INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of AIM International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Equity Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2000 and the financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Shareholders of AIM International Funds, Inc.:

We have audited the accompanying statement of changes in net assets of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM International Equity Fund for the year ended October 31, 2000, and the financial highlights for each of the periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                   MARKET
                                                  SHARES           VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.58%

AUSTRALIA-0.89%

AMP Ltd. (Multi-Line Insurance)                    2,148,700   $   19,510,309
=============================================================================

BRAZIL-1.11%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                          753,800       12,241,712
-----------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Integrated Oil & Gas)                             622,814       11,989,632
=============================================================================
                                                                   24,231,344
=============================================================================

CANADA-9.06%

Alberta Energy Co. Ltd. (Oil & Gas
  Exploration & Production)                          517,900       20,374,363
-----------------------------------------------------------------------------
Bank of Nova Scotia (Banks)                          388,000       10,709,259
-----------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                 1,253,600       59,245,136
-----------------------------------------------------------------------------
Bombardier Inc.-Class B (Aerospace & Defense)      2,183,200       14,154,315
-----------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                    309,400       10,618,608
-----------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                     1,375,200       42,501,618
-----------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                         683,000       16,874,016
-----------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                        593,000       20,846,636
-----------------------------------------------------------------------------
TransCanada PipeLines Ltd. (Gas Utilities)           181,500        2,343,152
=============================================================================
                                                                  197,667,103
=============================================================================

DENMARK-3.41%

Danske Bank A.S. (Banks)                           1,741,390       25,799,306
-----------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)        1,016,544       41,247,212
-----------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                         233,150        7,331,362
=============================================================================
                                                                   74,377,880
=============================================================================

FRANCE-18.47%

Altran Technologies S.A. (IT Consulting &
  Services)                                          838,800       38,507,337
-----------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                         347,749       16,058,247
-----------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                       691,000       50,848,798
-----------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                             588,100       48,914,547
-----------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Department
  Stores)                                             47,950        5,520,444
-----------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   1,015,000       41,251,399
-----------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                   315,400        6,984,120
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
FRANCE-(CONTINUED)

Sanofi-Synthelabo S.A. (Pharmaceuticals)             923,700   $   60,905,072
-----------------------------------------------------------------------------
Sodexho Alliance S.A. (Restaurants)(a)               489,400       23,039,897
-----------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)             380,644       53,451,325
-----------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)              445,200       26,850,034
-----------------------------------------------------------------------------
Vivendi Environnement (Multi-Utilities)              797,749       30,669,785
=============================================================================
                                                                  403,001,005
=============================================================================

GERMANY-5.27%

Allianz A.G. (Multi-Line Insurance)                   35,160        8,257,296
-----------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      1,303,420       61,010,223
-----------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                     196,866        5,847,895
-----------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                                 128,200       33,915,834
-----------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)          21,450        5,985,547
=============================================================================
                                                                  115,016,795
=============================================================================

HONG KONG-1.19%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                     3,090,000        9,369,219
-----------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                        843,000       16,548,090
=============================================================================
                                                                   25,917,309
=============================================================================

INDIA-0.45%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                          163,228        9,912,385
=============================================================================

IRELAND-2.37%

Bank of Ireland (Banks)                            2,817,100       25,180,619
-----------------------------------------------------------------------------
Elan Corp. PLC-ADR (Pharmaceuticals)(a)              579,700       26,463,305
=============================================================================
                                                                   51,643,924
=============================================================================

ISRAEL-2.63%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                  185,900        5,487,768
-----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                  841,300       51,992,340
=============================================================================
                                                                   57,480,108
=============================================================================

ITALY-3.70%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A (Highways & Railtracks)         4,047,800       25,432,518
-----------------------------------------------------------------------------
Bulgari S.p.A. (Apparel & Accessories)             1,318,000       10,084,380
-----------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                  3,607,449       45,201,653
=============================================================================
                                                                   80,718,551
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

JAPAN-9.56%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                  510,000   $    9,913,427
-----------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                        89,430          848,691
-----------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                          308,000       10,162,692
-----------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $17,857,081)(b)                     889,000       21,346,455
-----------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                           234,000       17,162,039
-----------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                     371,100       13,305,530
-----------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                       428,800       25,600,523
-----------------------------------------------------------------------------
Kao Corp. (Household Products)                       121,000        2,865,893
-----------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)              48,200        7,432,342
-----------------------------------------------------------------------------
NTT Data Corp. (IT Consulting & Services)(a)           1,984        8,669,062
-----------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 10/12/98-02/21/01; Cost
  $17,246,548)(b)                                      1,497       20,295,818
-----------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)                 920,000       15,328,324
-----------------------------------------------------------------------------
Sharp Corp. (Consumer Electronics)                 1,093,000       11,301,356
-----------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                  336,000       16,273,113
-----------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)        276,500        6,706,999
-----------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)           991,400       21,295,181
=============================================================================
                                                                  208,507,445
=============================================================================

MEXICO-2.64%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)              739,900       11,098,500
-----------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)       4,538,900       10,423,565
-----------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)            384,300       13,089,258
-----------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                    10,703,000       23,102,325
=============================================================================
                                                                   57,713,648
=============================================================================

NETHERLANDS-2.00%

Koninklijke Ahold N.V. (Food Retail)               1,349,000       37,959,091
-----------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)          268,700        5,640,416
=============================================================================
                                                                   43,599,507
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

PORTUGAL-0.18%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)(a)                    490,950   $    3,888,972
=============================================================================

SINGAPORE-0.71%

Datacraft Asia Ltd. (Networking Equipment)         4,797,136       15,542,721
=============================================================================

SOUTH KOREA-1.08%

Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                        464,000        9,669,760
-----------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                   103,700       13,936,445
=============================================================================
                                                                   23,606,205
=============================================================================

SPAIN-3.73%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)        467,700        5,233,032
-----------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                   985,300       33,082,034
-----------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       1,075,200       20,034,314
-----------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   1,926,877       23,137,941
=============================================================================
                                                                   81,487,321
=============================================================================

SWEDEN-1.53%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                         667,200       11,666,742
-----------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                          1,305,900       21,733,166
=============================================================================
                                                                   33,399,908
=============================================================================

SWITZERLAND-2.82%

Nestle S.A.-Class B (Packaged Foods)                 192,600       39,958,017
-----------------------------------------------------------------------------
Serono S.A.-Class B (Biotechnology)                   27,300       21,569,339
=============================================================================
                                                                   61,527,356
=============================================================================

TAIWAN-0.85%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                             10,433,736       18,448,055
=============================================================================

UNITED KINGDOM-16.93%

BP PLC (Integrated Oil & Gas)                      5,923,300       47,838,703
-----------------------------------------------------------------------------
Capita Group PLC (Employment Services)             6,514,800       41,239,466
-----------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                          705,000       11,367,149
-----------------------------------------------------------------------------
Matalan PLC (Apparel Retail)(a)                      153,100          806,989
-----------------------------------------------------------------------------
Next PLC (Department Stores)                       1,946,100       24,609,773
-----------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)         2,839,000       39,660,603
-----------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                        7,619,800       27,443,624
-----------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           2,185,400       52,314,193
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

Safeway PLC (Food Retail)                          6,205,100   $   31,603,815
-----------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       4,568,700       34,239,117
-----------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)          3,635,900       20,462,794
-----------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                         5,408,900       19,087,251
-----------------------------------------------------------------------------
WPP Group PLC (Advertising)                        2,065,900       18,714,203
=============================================================================
                                                                  369,387,680
=============================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,959,235,512)                           1,976,585,531
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE

MONEY MARKET FUNDS-9.75%

STIC Liquid Assets Portfolio(c)                  106,438,222   $  106,438,222
-----------------------------------------------------------------------------
STIC Prime Portfolio(c)                          106,438,222      106,438,222
=============================================================================
    Total Money Market Funds (Cost
      $212,876,444)                                               212,876,444
=============================================================================
TOTAL INVESTMENTS-100.33% (Cost
  $2,172,111,956)                                               2,189,461,975
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.33%)                              (7,211,679)
=============================================================================
NET ASSETS-100.00%                                             $2,182,250,296
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $41,642,273, which represented 1.91% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $2,172,111,956)*                             $2,189,461,975
-------------------------------------------------------------
Foreign currencies, at value (cost
  $4,058,581)                                       4,032,501
-------------------------------------------------------------
Receivables for:
  Investments sold                                 26,144,480
-------------------------------------------------------------
  Capital stock sold                                4,942,801
-------------------------------------------------------------
  Dividends                                         3,798,562
-------------------------------------------------------------
Investment for deferred compensation plan              82,151
-------------------------------------------------------------
Collateral for securities loaned                  115,299,878
-------------------------------------------------------------
Other assets                                           53,624
=============================================================
    Total assets                                2,343,815,972
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            22,977,016
-------------------------------------------------------------
  Capital stock reacquired                         19,746,622
-------------------------------------------------------------
  Deferred compensation plan                           82,151
-------------------------------------------------------------
  Collateral upon return of securities loaned     115,299,878
-------------------------------------------------------------
Accrued distribution fees                           1,901,688
-------------------------------------------------------------
Accrued directors' fees                                 1,507
-------------------------------------------------------------
Accrued transfer agent fees                         1,059,960
-------------------------------------------------------------
Accrued operating expenses                            496,854
=============================================================
    Total liabilities                             161,565,676
=============================================================
Net assets applicable to shares outstanding    $2,182,250,296
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $1,404,268,913
_____________________________________________________________
=============================================================
Class B                                        $  612,124,595
_____________________________________________________________
=============================================================
Class C                                        $  165,856,788
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      400,000,000
-------------------------------------------------------------
  Outstanding                                      97,188,477
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      44,424,506
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      12,027,171
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        14.45
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.45 divided by
      94.50%)                                  $        15.29
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        13.78
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        13.79
_____________________________________________________________
=============================================================

* At October 31, 2001, securities with an aggregate market value of $111,191,618 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,962,351)                                  $  31,204,706
------------------------------------------------------------
Dividends from affiliated money market funds      10,136,941
------------------------------------------------------------
Interest                                             134,796
------------------------------------------------------------
Security lending income                            2,055,217
============================================================
    Total investment income                       43,531,660
============================================================

EXPENSES:

Advisory fees                                     26,188,064
------------------------------------------------------------
Administrative services fees                         239,396
------------------------------------------------------------
Custodian fees                                     1,710,356
------------------------------------------------------------
Distribution fees -- Class A                       5,554,261
------------------------------------------------------------
Distribution fees -- Class B                       7,879,400
------------------------------------------------------------
Distribution fees -- Class C                       2,148,690
------------------------------------------------------------
Transfer agent fees -- Class A                     5,181,566
------------------------------------------------------------
Transfer agent fees -- Class B                     2,205,291
------------------------------------------------------------
Transfer agent fees -- Class C                       601,376
------------------------------------------------------------
Directors' fees                                       19,260
------------------------------------------------------------
Other                                              1,326,749
============================================================
    Total expenses                                53,054,409
============================================================
Less: Fees waived                                 (1,184,439)
------------------------------------------------------------
    Expenses paid indirectly                         (50,109)
============================================================
    Net expenses                                  51,819,861
============================================================
Net investment income (loss)                      (8,288,201)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (321,418,911)
------------------------------------------------------------
  Foreign currencies                              (3,081,472)
============================================================
                                                (324,500,383)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (592,990,304)
------------------------------------------------------------
  Foreign currencies                               2,412,732
============================================================
                                                (590,577,572)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (915,077,955)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(923,366,156)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $    (8,288,201)   $    1,818,566
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (324,500,383)      290,796,677
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (590,577,572)     (274,429,169)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (923,366,156)       18,186,074
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (156,825,052)      (86,520,783)
-----------------------------------------------------------------------------------------------
  Class B                                                         (70,681,276)      (38,910,409)
-----------------------------------------------------------------------------------------------
  Class C                                                         (18,156,188)       (5,375,907)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (180,428,359)      313,494,138
-----------------------------------------------------------------------------------------------
  Class B                                                         (46,358,665)      148,996,045
-----------------------------------------------------------------------------------------------
  Class C                                                             589,170       163,874,554
===============================================================================================
    Net increase (decrease) in net assets                      (1,395,226,526)      513,743,712
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,577,476,822     3,063,733,110
===============================================================================================
  End of year                                                 $ 2,182,250,296    $3,577,476,822
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 2,516,881,207    $2,727,015,413
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (160,057)         (137,143)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (351,577,431)      233,356,824
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                             17,106,577       617,241,728
===============================================================================================
                                                              $ 2,182,250,296    $3,577,476,822
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $8,265,287, undistributed net realized gains decreased by $14,771,356 and paid in capital increased by $6,506,069 as a result of book/tax differences due to foreign currency transactions, merger related adjustments, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund's capital loss carryforward of $328,198,427 is broken down by expiration date as follows:

        CAPITAL
   LOSS CARRYFORWARD     EXPIRATION
   -----------------     ----------
     $ 11,425,187     October 31, 2008
   -----------------------------------
      316,773,240     October 31, 2009
   -----------------------------------
     $328,198,427
    __________________________________
   ===================================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,184,439.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $239,396 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $3,018,417 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $5,554,261, $7,879,400 and $2,148,690, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $291,152 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $315,479 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $7,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $50,109 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $50,109.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $111,191,618 were on loan to brokers. The loans were secured by cash collateral of $115,299,878 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2001, the Fund received fees of $2,055,217 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $2,211,065,667 and $2,518,733,700 respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $200,596,623
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (197,068,026)
=========================================================
Net unrealized appreciation of investment
  securities                                 $  3,528,597
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $2,185,933,378.


NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                               2000
                                                            -------------------------------    ------------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
                                                            ------------    ---------------    -----------    ---------------
Sold:
  Class A                                                    175,580,029    $ 2,950,679,623     74,959,702    $ 1,884,430,622
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,979,371         82,782,098     10,706,006        266,318,794
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                     14,086,051        222,470,653     11,663,828        288,872,717
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      7,606,981        146,967,008      3,304,133         80,984,287
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,458,005         64,111,410      1,485,236         35,304,035
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        924,281         17,145,423        214,163          5,094,930
=============================================================================================================================
Issued in connection with acquisition:*
  Class A                                                      2,217,146         33,310,375             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,619,058         23,291,645             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        232,554          3,348,737             --                 --
=============================================================================================================================
Reacquired:
  Class A                                                   (195,871,662)    (3,311,385,365)   (65,335,468)    (1,651,920,771)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (13,584,017)      (216,543,818)    (6,258,901)      (152,626,784)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (15,412,641)      (242,375,643)    (5,276,103)      (130,093,093)
=============================================================================================================================
                                                             (14,164,844)   $  (226,197,854)    25,462,596    $   626,364,737
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* As of the close of business on September 07, 2001, the Fund acquired all the net assets of AIM Japan Growth Fund pursuant to a plan of reorganization approved by AIM Japan Growth Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 4,068,758 shares of the Fund for 9,652,967 shares of AIM Japan Growth Fund outstanding as of the close of business on September 07, 2001. AIM Japan Growth Fund net assets at that date of $59,950,757 including $(9,557,579) of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,282,502,806.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                 2001        2000(a)         1999        1998(a)       1997(a)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)         0.08         (0.03)         0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (5.66)         0.72          4.49          0.96          1.68
================================================================================================================================
    Total from investment operations                               (5.67)         0.80          4.46          1.01          1.72
================================================================================================================================
Less distributions:
  Dividends from net investment income                                --            --         (0.11)        (0.06)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (1.48)        (0.93)        (0.21)           --         (0.43)
================================================================================================================================
    Total distributions                                            (1.48)        (0.93)        (0.32)        (0.06)        (0.45)
================================================================================================================================
Net asset value, end of period                                $    14.45    $    21.60    $    21.73    $    17.59    $    16.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (27.96)%        3.16%        25.73%         6.11%        11.43%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,404,269    $2,325,636    $2,058,419    $1,724,635    $1,577,390
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.57%(c)      1.44%         1.48%         1.45%         1.47%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.61%(c)      1.48%         1.52%         1.49%         1.51%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.04)%(c)     0.30%        (0.14)%        0.28%         0.24%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               85%           87%           86%           78%           50%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,851,420,253.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2001      2000(a)     1999(a)     1998(a)     1997(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.11)      (0.17)      (0.09)      (0.09)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.42)       0.74        4.36        0.95        1.66
======================================================================================================================
    Total from investment operations                             (5.55)       0.63        4.19        0.86        1.57
======================================================================================================================
Less distributions from net realized gains                       (1.48)      (0.93)      (0.21)         --       (0.43)
======================================================================================================================
Net asset value, end of period                                $  13.78    $  20.81    $  21.11    $  17.13    $  16.27
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (28.48)%      2.42%      24.72%       5.29%      10.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $612,125    $997,843    $887,106    $744,987    $678,809
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.27%(c)    2.18%       2.27%       2.22%       2.25%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.31%(c)    2.22%       2.31%       2.26%       2.28%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)  (0.44)%     (0.93)%     (0.49)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             85%         87%         86%         78%         50%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $787,939,985.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                             AUGUST 4, 1997
                                                                                                              (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                 COMMENCED)
                                                              -------------------------------------------    TO OCTOBER 31,
                                                                2001      2000(a)     1999(a)     1998(a)       1997(a)
                                                              --------    --------    --------    -------    --------------
Net asset value, beginning of period                          $  20.82    $  21.13    $  17.14    $ 16.27       $ 17.64
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.11)      (0.17)     (0.09)        (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.42)       0.73        4.37       0.96         (1.35)
===========================================================================================================================
    Total from investment operations                             (5.55)       0.62        4.20       0.87         (1.37)
===========================================================================================================================
Less distributions from net realized gains                       (1.48)      (0.93)      (0.21)        --            --
===========================================================================================================================
Net asset value, end of period                                $  13.79    $  20.82    $  21.13    $ 17.14       $ 16.27
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                 (28.47)%      2.37%      24.76%      5.35%         7.77%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $165,857    $253,998    $118,208    $58,579       $12,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.27%(c)    2.18%       2.27%      2.22%         2.27%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.31%(c)    2.22%       2.31%      2.26%         2.30%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)  (0.44)%     (0.93)%    (0.49)%       (0.55)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                             85%         87%         86%        78%           50%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $214,869,043.
(d)  Annualized.

                            PART C: OTHER INFORMATION


Item 23.      Exhibits

  a (1)   -   (a) Articles of Restatement, dated November 14, 1994.(1)

          - (b) Articles Supplementary, dated June 12, 1997, to Articles of Incorporation of Registrant.(4)

          - (c) Articles of Amendment, dated October 14, 1997, to Articles of Incorporation of Registrant.(5)

          - (d) Articles Supplementary, dated June 9, 1999, to Articles of Incorporation.(9)

          - (e) Articles Supplementary, dated December 23, 1999, to Articles of Incorporation.(9)

          - (f) Articles Supplementary, dated December 17, 2001, to Articles of Incorporation.(13)


          - (g) Form of Articles of Amendment, dated ________, 2002, to Articles of Incorporation.(14)


  b (1)   -   (a) Amended and Restated By-Laws, dated effective December 11,
              1996.(2)

          - (b) First Amendment, dated June 9, 1999, to Amended and Restated By-Laws.(9)

  c       -   Articles V and VII of the Articles of Restatement, as amended, and
              Articles I and IV of the Amended and Restated By-Laws defining the rights of holders of shares.(1)(2)

  d       -   Master Investment Advisory Agreement, dated June 21, 2000, between
              A I M Advisors, Inc. and AIM International Funds, Inc.(11)

  e (1)   -   Second Amended and Restated Master Distribution Agreement, dated as of July 1, 2000, between Registrant (on behalf of the Registrant's Class A and Class C shares) and A I M Distributors,
              Inc.(12)

    (2)   -   First Amended and Restated Master Distribution Agreement, dated
              December 31, 2000, between Registrant (on behalf of the
              Registrant's Class B shares) and A I M Distributors, Inc.(12)


    (3)   -   Form of Amendment No. 1, dated _________, 2002, to the Second
              Amended and Restated Master Distribution Agreement, dated July 1,
              2000, between Registrant (on behalf of Registrant's Class A and
              Class C shares and the Institutional Class shares of AIM
              International Equity Fund) and A I M Distributors, Inc.(13)


    (4)   -   Form of Selected Dealer Agreement for Investment Companies Managed
              by A I M Advisors, Inc.(12)

    (5)   -   Form of Bank acting as Agent for its Customers between A I M
              Distributors, Inc. and banks.(7)


  f (1)   -   AIM Funds Retirement Plan for Eligible Directors/Trustees
              effective as of March 8, 1994, as restated September 18, 1995,
              March 7, 2000 and October 1, 2001.(13)


    (2)   -   Form of AIM Funds Director Deferred Compensation Agreement, as
              amended September 28, 2001.(13)
  g (1)   -   (a) Master Custodian Contract, dated May 1, 2000, between
              Registrant and State Street Bank and Trust Company.(11)


          - (b) Amendment, dated as of May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(11)


          - (c) Amendment, dated as of June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(13)

    (2)   -   (a) Subcustodian Agreement with Texas Commerce Bank, dated
              September 9, 1994, among Texas Commerce Bank National Association,
              State Street Bank and Trust Company, A I M Fund Services, Inc. and
              Registrant.(1)

          - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce
              Bank) among Chase Bank of Texas, N.A. (formerly, Texas Commerce
              Bank), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(9)


    (3)   -   Foreign Assets Delegation Agreement, dated June 29, 2001, between
              A I M Advisors, Inc. and Registrant.(14)


  h (1)   -   (a) Transfer Agency and Service Agreement, dated as of November 1,
              1994, between the Registrant and A I M Fund Services, Inc.(1)

          - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc.(5)

          - (c) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc.(9)

          - (d) Amendment No. 3, dated as of July 1, 2000, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc.(12)

          - (e) Form of Amendment No. 4, dated ____________, 2002, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc.(13)

    (2)   -   (a) Remote Access and Related Services Agreement, dated as of
              December 23, 1994, between the Registrant and The Shareholder
              Services Group, Inc.(1)

          - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.).(1)

          - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(1)

          - (d) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(4)

          - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(7)

          - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(7)

          - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(6)

          - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(9)

          - (i) Amendment No. 7, dated as of February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(12)

          - (j) Amendment No. 8, dated as of June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(12)

          - (k) Amendment No. 9, dated as of June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(12)

          - (l) Amendment No. 10, dated as of July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(12)


          - (m) Letter Agreement, dated August 17, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(14)


    (3)   -   Preferred Registration Technology Escrow Agreement, dated
              September 10, 1997, between Registrant and First Data Investor
              Services Group, Inc.(12)

    (4)   -   (a) Master Administrative Services Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds, Inc.(11)


          - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds, Inc.(13)



    (5)   -   Shareholder Sub-Accounting Services Agreement, dated as of October
              1, 1993, among the Registrant, First Data Investor Services Group
              (formerly The Shareholder Services Group, Inc.), Financial Data
              Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith, Inc.(1)


    (6)   -   (a) Memorandum of Agreement, regarding securities lending, dated effective June 21, 2000, between Registrant, on behalf of AIM
              Asian Growth Fund, AIM European Development Fund, AIM Global
              Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income
              Fund and AIM International Equity Fund, and A I M Advisors,
              Inc.(12)

          - (b) Memorandum of Agreement, regarding advisory fee waiver, dated July 1, 2001, between A I M Advisors, Inc. and Registrant, on behalf of AIM International Equity Fund.(13)

          - (c) Memorandum of Agreement, regarding expense limitations, dated July 1, 2001, between A I M Advisors, Inc. and Registrant, on behalf of AIM Global Income Fund.(13)


    (7)   -   Interfund Loan Agreement, dated September 18, 2001, between A I M
              Advisors, Inc. and Registrant.(14)



  i (1)   -   Legal Opinion - None.



  j (1)   -   Consent of KPMG LLP.(14)



    (2)   -   Consent of PricewaterhouseCoopers LLP.(14)



    (3)   -   Consent of Ballard Spahr Andrews & Ingersoll, LLP.(14)



  k       -   Omitted Financial Statements - None.


  l (1)   -   (a) Initial Capitalization Agreement, dated as of July 1, 1994, for AIM Global Aggressive Growth Fund, AIM Global Growth Fund and
              AIM Global Income Fund.(1)

          - (b) Initial Capitalization Agreement, dated November 3, 1997, for AIM Asian Growth Fund and AIM European Development Fund.(6)

  m (1)   -   Fourth Amended and Restated Master Distribution Plan, dated as of
              July 1, 2000, for Registrant's Class A and Class C shares.(12)

    (2)   -   Third Amended and Restated Master Distribution Plan, dated
              December 31, 2000, for Registrant's Class B shares.(12)

    (3)   -   Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.(8)

    (4)   -   Form of Bank Shareholder Service Agreement to be used in
              connection with Registrant's Master Distribution Plan.(8)

    (5)   -   Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan.(8)

    (6)   -   Form of Service Agreement for Certain Retirement Plans (for the
              Institutional Classes) to be used in connection with Registrant's
              Master Distribution Plan.(1)

    (7)   -   Forms of Service Agreement for Brokers for Bank Trust Departments
              and for Bank Trust Departments to be used in connection with Registrant's Master Distribution.(8)

    (8)   -   Form of Variable Group Annuity Contractholder Service Agreement to
              be used in connection with Registrant's Master Distribution
              Plan.(8)

    (9)   -   Form of Shareholder Service Agreement for Shares of the AIM Mutual
              Funds.(12)

  n (1)   -   Fourth Amended and Restated Multiple Class Plan of The AIM Family
              of Funds--Registered Trademark-- effective as of October 1, 2001.(13)

    (2)   -   Multiple Class Plan of The AIM Family of Funds--Registered
              Trademark-- effective as of December 12, 2001.(13)

  o       -   Reserved

  p (1)   -   The A I M Management Group Inc. Code of Ethics, as revised
              February 24, 2000, relating to A I M Management Group Inc. and
              A I M Advisors, Inc.(10)

    (2)   -   Code of Ethics of the Registrant, effective September 23,
              2000.(12)

------------------------------
    (1) Incorporated by reference to Post-Effective Amendment No. 9, filed on February 28, 1996.
    (2) Incorporated by reference to Post-Effective Amendment No. 10, filed on February 24, 1997.
    (3) Incorporated by reference to Post-Effective Amendment No. 11, filed on May 16, 1997.
    (4) Incorporated by reference to Post-Effective Amendment No. 12, filed on August 4, 1997.
    (5) Incorporated by reference to Post-Effective Amendment No. 13, filed on October 17, 1997.
    (6) Incorporated by reference to Post-Effective Amendment No. 14, filed on February 20, 1998.
    (7) Incorporated by reference to Post-Effective Amendment No. 15, filed on December 23, 1998.
    (8) Incorporated by reference to Post-Effective Amendment No. 16, filed on February 19, 1999.
    (9) Incorporated by reference to Post-Effective Amendment No. 17, filed on February 23, 2000.
   (10) Incorporated by reference to Post-Effective Amendment No. 18, filed on March 23, 2000.
   (11) Incorporated by reference to Post-Effective Amendment No. 21, filed on June 20, 2000.
   (12) Incorporated by reference to Post-Effective Amendment No. 22, filed on February 22, 2001.

   (13) Incorporated by reference to Post-Effective Amendment No. 23, filed on December 28, 2001.

   (14) Filed herewith electronically.


Item 24.  Persons Controlled by or Under Common Control with Registrant

    None

Item 25.  Indemnification

    Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor

    The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management-

    The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.  Principal Underwriters

    A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

    AIM Advisor Funds
    AIM Equity Funds
    AIM Floating Rate Fund
    AIM Funds Group
    AIM Growth Series
    AIM Investment Funds
    AIM Investment Securities Funds
    AIM Series Trust
    AIM Special Opportunities Funds
    AIM Summit Fund
    AIM Tax-Exempt Funds
    AIM Variable Insurance Funds


Name and Principal       Position and Offices             Positions and Offices
Business Address*        with Underwriter                 with Registrant
-----------------        ----------------                 ---------------


Robert H. Graham         Chairman & Director              Chairman, President &
                                                          Director


Michael J. Cemo          President, Chief Executive       None
                         Officer & Director

Gary T. Crum             Director                         Senior Vice President


James L. Salners         Executive Vice President         None


Marilyn M. Miller        Senior Vice President            None

Gene L. Needles          Senior Vice President            None

Michael C. Vessels       Senior Vice President            None


Mark D. Santero          Senior Vice President            None



Leslie A. Schmidt        Senior Vice President            None



James E. Stueve          Senior Vice President            None


James R. Anderson        Vice President & Chief           None
                         Compliance Officer

Dawn M. Hawley           Vice President & Treasurer       None


---------------------
11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal       Position and Offices             Positions and Offices
Business Address*        with Underwriter                 with Registrant
-----------------        ----------------                 ---------------

Ofelia M. Mayo           Vice President,                  Assistant Secretary
                         General Counsel &
                         Assistant Secretary

Mary A. Corcoran         Vice President                   None

Sidney M. Dilgren        Vice President                   None

Tony D. Green            Vice President                   None

Kim T. McAuliffe         Vice President                   None


Carol F. Relihan         Vice President                   Senior Vice President
                                                          & Secretary


Linda L. Warriner        Vice President                   None

Kathleen J. Pflueger     Secretary                        Assistant Secretary



(c)   None

Item 28.  Location of Accounts and Records

    A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.  Management Services

    None

Item 30.  Undertakings

    Not Applicable



---------------------
11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 22nd day of February, 2002.

                                  REGISTRANT:  AIM INTERNATIONAL FUNDS, INC.

                                          By:  /s/ ROBERT H. GRAHAM
                                               ---------------------------
                                               Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                        TITLE                       DATE
      ----------                        -----                       ----

/s/ ROBERT H. GRAHAM
-----------------------    Chairman, Director & President      February 22, 2002
  (Robert H. Graham)        (Principal Executive Officer)

/s/ FRANK S. BAYLEY
-----------------------               Director                 February 22, 2002
    (Frank S. Bayley)

/s/ BRUCE L. CROCKETT
-----------------------               Director                 February 22, 2002
   (Bruce L. Crockett)

/s/ ALBERT R. DOWDEN
-----------------------               Director                 February 22, 2002
   (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.
-----------------------               Director                 February 22, 2002
  (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS
-----------------------               Director                 February 22, 2002
    (Jack M. Fields)

/s/ CARL FRISCHLING
-----------------------               Director                 February 22, 2002
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS
-----------------------               Director                 February 22, 2002
  (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK
-----------------------               Director                 February 22, 2002
   (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY
-----------------------               Director                 February 22, 2002
   (Ruth H. Quigley)

/s/ LOUIS S. SKLAR
-----------------------               Director                 February 22, 2002
   (Louis S. Sklar)

/s/ DANA R. SUTTON            Vice President & Treasurer       February 22, 2002
-----------------------       (Principal Financial and
   (Dana R. Sutton)              Accounting Officer)

                                INDEX TO EXHIBITS

Exhibit
Number        Description
------        -----------

a(1)(g) Form of Articles of Amendment, dated ____________, 2002, to Articles of Incorporation

g(3) Foreign Assets Delegation Agreement, dated June 29, 2001, between A I M Advisors, Inc. and Registrant

h(2)(m) Letter Agreement, dated August 17, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.

h(7) Interfund Loan Agreement, dated September 18, 2001, between A I M Advisors, Inc. and Registrant

j(1)          Consent of KPMG LLP

j(2)          Consent of PricewaterhouseCoopers LLP

j(3)          Consent of Ballard Spahr Andrews & Ingersoll, LLP